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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Diversified Emerging Markets Debt Fund

Voya Diversified International Fund

Voya Emerging Markets Equity Dividend Fund

Voya Global Bond Fund

Voya Global Equity Dividend Fund

Voya Global Natural Resources Fund

Voya Global Perspectives Fund

Voya Global Real Estate Fund

Voya Global Value Advantage Fund

Voya International Core Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 98.3%
	Affiliated Investment Companies: 98.3%
37,003	Voya Emerging Markets Corporate Debt Fund - Class P	$361,518	33.9
62,106	Voya Emerging Markets Hard Currency Debt Fund - Class P	583,798	54.8
12,850	Voya Emerging Markets Local Currency Debt Fund - Class P	102,156	9.6

	Total Mutual Funds
	(Cost $1,077,573)	1,047,472	98.3

SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
30,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $30,000)	30,000	2.8

	Total Short-Term Investments
	(Cost $30,000)	30,000	2.8

	Total Investments in Securities (Cost $1,107,573)	$1,077,472	101.1
	Liabilities in Excess of Other Assets	(11,500)	(1.1)
	Net Assets	$1,065,972	100.0

††	Rate shown is the 7-day yield as of January 31, 2015.

Cost for federal income tax purposes is $1,114,334.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(36,862)

Net Unrealized Depreciation	$(36,862)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$1,047,472	$–	$–	$1,047,472
Short-Term Investments	30,000	–	–	30,000
Total Investments, at fair value	$1,077,472	$–	$–	$1,077,472
Other Financial Instruments+
Centrally Cleared Swaps	–	1,177	–	1,177
Forward Foreign Currency Contracts	–	5,207	–	5,207
Total Assets	$1,077,472	$6,384	$–	$1,083,856

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(811)	$–	$(811)
Total Liabilities	$–	$(811)	$–	$(811)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 1/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$480,071	$5,662	$(110,636)	$(13,579)	$361,518	$5,663	$(636)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	482,514	116,768	-	(15,484)	583,798	6,767	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	108,865	-	-	(6,709)	102,156	-	-	-
	$1,071,450	$122,430	$(110,636)	$(35,772)	$1,047,472	$12,430	$(636)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2015, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	South African Rand	189,893	Sell	03/20/15	$16,061	$16,190	$(129)
Deutsche Bank AG	Polish Zloty	44,305	Sell	03/20/15	13,120	11,942	1,178
Deutsche Bank AG	Hungarian Forint	2,411,917	Sell	03/20/15	9,617	8,758	859
Deutsche Bank AG	Philippine Peso	311,710	Sell	02/27/15	6,907	7,049	(142)
Deutsche Bank AG	Indonesian Rupiah	163,945,000	Sell	02/27/15	13,221	12,817	404
HSBC Bank PLC	Russian Ruble	595,210	Sell	03/20/15	8,806	8,438	368
HSBC Bank PLC	Colombian Peso	11,475,440	Sell	03/20/15	4,640	4,682	(42)
HSBC Bank PLC	Peruvian Nuevo Sol	16,872	Sell	03/20/15	5,602	5,475	127
HSBC Bank PLC	Malaysian Ringgit	82,613	Sell	02/27/15	24,440	22,691	1,749
Morgan Stanley	Mexican Peso	295,548	Sell	03/20/15	19,836	19,660	176
Morgan Stanley	Turkish Lira	37,518	Sell	03/20/15	15,540	15,194	346
Morgan Stanley	Brazilian Real	43,535	Sell	03/20/15	15,523	16,021	(498)
							$4,396

At January 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Diversified Emerging Markets Debt Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.722% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/14/19	USD	60,000	$1,177	$1,177
					$1,177	$1,177

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$5,207
Interest rate contracts	Interest rate swaps*	1,177
Total Asset Derivatives		$6,384

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$811
Total Liability Derivatives		$811

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2015:

	Citigroup, Inc.	Deutsche Bank AG	HSBC Bank PLC	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$2,441	$2,244	$522	$5,207
Total Assets	$-	$2,441	$2,244	$522	$5,207

Liabilities:
Forward foreign currency contracts	$129	$142	$42	$498	$811
Total Liabilities	$129	$142	$42	$498	$811

Net OTC derivative instruments by counterparty, at fair value	$(129)	$2,299	$2,202	$24	$4,396

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(129)	$2,299	$2,202	$24	$4,396

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.8%
159,856	iShares MSCI EAFE Index Fund	$9,784,786	15.8

	Total Exchange-Traded Funds
	(Cost $10,256,801)	9,784,786	15.8

MUTUAL FUNDS: 84.2%
	Affiliated Investment Companies: 84.2%
1,758,701	Voya International Core Fund - Class I	16,285,570	26.3
767,164	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,070,560	13.0
2,336,796	Voya Multi-Manager International Equity Fund - Class I	24,770,033	39.9
68,667	Voya Multi-Manager International Small Cap Fund - Class I	3,109,944	5.0

	Total Mutual Funds
	(Cost $47,458,179)	52,236,107	84.2

	Total Investments in Securities (Cost $57,714,980)	$62,020,893	100.0
	Liabilities in Excess of Other Assets	(20,974)	–
	Net Assets	$61,999,919	100.0

Cost for federal income tax purposes is $58,639,975.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,777,928
Gross Unrealized Depreciation	(1,397,010)

Net Unrealized Appreciation	$3,380,918

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,784,786	$–	$–	$9,784,786
Mutual Funds	52,236,107	–	–	52,236,107
Total Investments, at fair value	$62,020,893	$–	$–	$62,020,893

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 1/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya International Core Fund - Class I	$17,790,197	$2,755,479	$(1,466,449)	$(2,793,657)	$16,285,570	$148,766	$131,324	$2,269,651
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,602,255	757,304	(544,103)	(744,896)	8,070,560	122,211	(49,555)	-
Voya Multi-Manager International Equity Fund - Class I	27,134,546	1,747,483	(1,620,579)	(2,491,417)	24,770,033	599,480	83,945	1,027,680
Voya Multi-Manager International Small Cap Fund - Class I	3,290,285	120,716	(141,678)	(159,379)	3,109,944	41,371	48,533	-
	$56,817,283	$5,380,982	$(3,772,809)	$(6,189,349)	$52,236,107	$911,828	$214,247	$3,297,331

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.4%
		Brazil: 4.7%
36,327		BM&F Bovespa S.A.	$123,200	0.7
24,275	@	Cia Energetica de Minas Gerais ADR	109,480	0.6
13,970		Cia Hering	94,704	0.6
21,461	@	Petroleo Brasileiro SA ADR	131,985	0.8
13,791		Totvs S.A.	172,538	1.0
14,220		Tractebel Energia S.A.	165,028	1.0
			796,935	4.7

		Chile: 2.6%
10,686		Banco Santander Chile ADR	203,461	1.2
16,155		Enersis SA ADR	246,364	1.4
			449,825	2.6

		China: 21.1%
49,000		BOC Hong Kong Holdings Ltd.	171,754	1.0
348,000		China BlueChemical Ltd.	120,976	0.7
456,000		China Communications Services Corp., Ltd.	205,342	1.2
392,960		China Construction Bank	314,557	1.8
28,000		China Life Insurance Co., Ltd.	108,503	0.6
14,000		China Mobile Ltd.	183,519	1.1
280,600		China Petroleum & Chemical Corp.	222,022	1.3
256,000		China Resources Cement Holdings Ltd.	151,922	0.9
94,000		China Resources Power Holdings Co.	263,197	1.5
42,000		China Shineway Pharmaceutical Group Ltd.	65,799	0.4
82,000		China Unicom Ltd.	122,737	0.7
149,000		CNOOC Ltd.	197,703	1.2
124,000		COSCO Pacific Ltd.	179,438	1.1
162,000		Harbin Electric Co. Ltd.	116,051	0.7
444,005		Industrial and Commercial Bank of China Ltd.	316,632	1.9
88,000		Jiangsu Expressway Co. Ltd.	109,224	0.6
470,000		Parkson Retail Group Ltd.	112,440	0.7
147,000	@	Real Gold Mining Ltd.	23,703	0.2
78,000		Shanghai Industrial Holdings Ltd.	230,439	1.3
58,343		Shanghai Pharmaceuticals Holding Co. Ltd.	126,337	0.7
93,000		Wumart Stores, Inc.	65,860	0.4
144,000		Zhejiang Expressway Co., Ltd.	183,250	1.1
			3,591,405	21.1

		Czech Republic: 1.0%
844		Komercni Banka AS	171,757	1.0

		Egypt: 0.7%
41,717	@	Global Telecom Holding GDR	120,340	0.7

		Greece: 1.0%
168,118	@	National Bank of Greece SA	171,924	1.0

		Hong Kong: 3.5%
41,122		AIA Group Ltd.	238,711	1.4
2,560,000		Emperor Watch & Jewellery Ltd.	110,235	0.6
87,000		Hang Lung Properties Ltd.	255,808	1.5
			604,754	3.5

		India: 6.9%
49,670		Bank of Baroda	154,511	0.9
40,116	@	Coal India Ltd.	232,725	1.4
15,883		GAIL India Ltd.	108,237	0.6
107,056		NTPC Ltd.	247,779	1.4
42,328		Oil & Natural Gas Corp., Ltd.	239,296	1.4
31,360		Punjab National Bank	95,602	0.6
16,075		Tata Steel Ltd.	101,193	0.6
			1,179,343	6.9

		Indonesia: 1.3%
388,700		Indofood Sukses Makmur Tbk PT	231,051	1.3

		Macau: 1.3%
45,576		Sands China Ltd.	221,880	1.3

		Malaysia: 2.8%
107,054		Berjaya Sports Toto BHD	99,925	0.6
127,800		IJM Corp. Bhd	243,020	1.4
59,500		Malayan Banking BHD	142,841	0.8
			485,786	2.8

		Mexico: 3.7%
110,330		Grupo Financiero Santander Mexico SAB de CV	233,990	1.4
114,595		Kimberly-Clark de Mexico SA de CV	222,776	1.3
6,177		Southern Copper Corp.	168,508	1.0
			625,274	3.7

		Panama: 0.8%
1,216		Copa Holdings S.A.	130,732	0.8

		Poland: 3.3%
18,344		Energa SA	103,944	0.6
7,718		PKP Cargo SA	186,218	1.1
11,519		Powszechna Kasa Oszczednosci Bank Polski S.A.	106,576	0.6

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland: (continued)
1,228	Powszechny Zaklad Ubezpieczen SA	$167,008	1.0
		563,746	3.3

	Qatar: 0.5%
1,904	Industries Qatar QSC	77,670	0.5

	Russia: 5.4%
22,159	CTC Media, Inc.	83,539	0.5
40,295	@ Gazprom OAO ADR	169,038	1.0
4,406	Lukoil OAO	178,461	1.1
56,221	Mobile Telesystems OJSC	178,107	1.0
69,711	Moscow Exchange MICEX-RTS OAO	70,618	0.4
12,662	Phosagro OAO GDR	138,592	0.8
11,407	Severstal	106,187	0.6
		924,542	5.4

	Singapore: 1.0%
126,000	First Resources Ltd.	173,065	1.0

	South Africa: 7.0%
8,013	Barclays Africa Group Ltd.	136,224	0.8
50,578	Growthpoint Properties Ltd.	126,988	0.7
15,311	MTN Group Ltd.	264,401	1.6
94,841	PPC Ltd.	173,798	1.0
24,225	Standard Bank Group Ltd.	319,897	1.9
24,103	Truworths International Ltd.	166,912	1.0
		1,188,220	7.0

	South Korea: 13.1%
10,110	Hite Jinro Co. Ltd.	212,972	1.3
9,400	Hyundai Marine & Fire Insurance Co., Ltd.	223,704	1.3
6,091	Kangwon Land, Inc.	179,619	1.1
7,313	KB Financial Group, Inc.	245,667	1.4
7,598	@ KT Corp.	206,868	1.2
618	POSCO	143,559	0.9
498	Samsung Electronics Co., Ltd.	618,217	3.6
5,573	Shinhan Financial Group Co., Ltd.	227,537	1.3
2,049	SK Innovation Co. Ltd.	174,000	1.0
		2,232,143	13.1

	Taiwan: 9.2%
59,000	Cheng Uei Precision Industry Co., Ltd.	104,076	0.6
388,371	CTBC Financial Holding Co. Ltd	246,365	1.5
304,545	Mega Financial Holdings Co., Ltd.	232,381	1.4
15,000	Phison Electronics Corp.	106,337	0.6
107,000	Powertech Technology, Inc.	177,017	1.0
77,000	Quanta Computer, Inc.	187,648	1.1
29,000	Radiant Opto-Electronics Corp.	91,742	0.5
96,017	Taiwan Semiconductor Manufacturing Co., Ltd.	422,247	2.5
		1,567,813	9.2

	Turkey: 2.5%
146,552	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	191,372	1.1
79,016	Turk Telekomunikasyon AS	236,404	1.4
		427,776	2.5

	Total Common Stock
	(Cost $17,018,855)	15,935,981	93.4

PREFERRED STOCK: 5.4%
	Brazil: 3.8%
33,720	Gerdau SA	114,484	0.7
8,069	Itau Unibanco Holding S.A.	98,936	0.6
68,574	Randon Participacoes SA	102,225	0.6
12,818	Telefonica Brasil SA	237,897	1.4
15,229	Vale SA	93,931	0.5
		647,473	3.8

	Russia: 0.4%
102,310	Sberbank of Russia	65,289	0.4

	South Korea: 1.2%
604	Hyundai Motor Co.	63,156	0.4
1,275	Hyundai Motor Co.- Series 2	139,260	0.8
		202,416	1.2

	Total Preferred Stock
	(Cost $1,245,686)	915,178	5.4

	Total Investments in Securities (Cost $18,264,541)	$16,851,159	98.8
	Assets in Excess of Other Liabilities	205,923	1.2
	Net Assets	$17,057,082	100.0

@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $18,574,179.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,346,265
Gross Unrealized Depreciation	(3,069,285)

Net Unrealized Depreciation	$(1,723,020)

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	30.2%
Information Technology	10.9
Telecommunication Services	10.3
Energy	9.2
Industrials	9.2
Materials	7.9
Consumer Discretionary	7.6
Utilities	7.1
Consumer Staples	5.3
Health Care	1.1
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$796,935	$–	$–	$796,935
Chile	449,825	–	–	449,825
China	65,860	3,501,842	23,703	3,591,405
Czech Republic	–	171,757	–	171,757
Egypt	–	120,340	–	120,340
Greece	–	171,924	–	171,924
Hong Kong	–	604,754	–	604,754
India	–	1,179,343	–	1,179,343
Indonesia	–	231,051	–	231,051
Macau	–	221,880	–	221,880
Malaysia	–	485,786	–	485,786
Mexico	625,274	–	–	625,274
Panama	130,732	–	–	130,732
Poland	–	563,746	–	563,746
Qatar	–	77,670	–	77,670
Russia	252,577	671,965	–	924,542
Singapore	–	173,065	–	173,065
South Africa	–	1,188,220	–	1,188,220
South Korea	–	2,232,143	–	2,232,143
Taiwan	–	1,567,813	–	1,567,813
Turkey	–	427,776	–	427,776
Total Common Stock	2,321,203	13,591,075	23,703	15,935,981
Preferred Stock	647,473	267,705	–	915,178
Total Investments, at fair value	$2,968,676	$13,858,780	$23,703	$16,851,159

(1)	For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2015, securities valued at $834,677 and $110,015 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.2%
		Australia: 0.3%
812,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$959,138	0.2
930,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	733,537	0.1
			1,692,675	0.3

		Bermuda: 0.2%
1,000,000		NCL Corp. Ltd., 5.000%, 02/15/18	1,017,500	0.2

		Brazil: 0.5%
1,050,000	#	Caixa Economica Federal, 4.500%, 10/03/18	1,048,373	0.2
1,200,000		Suzano Trading Ltd., 5.875%, 01/23/21	1,242,000	0.3
			2,290,373	0.5

		Canada: 0.4%
822,000		Goldcorp, Inc., 3.700%, 03/15/23	833,450	0.2
940,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	977,600	0.2
			1,811,050	0.4

		Cayman Islands: 0.2%
1,078,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	1,100,261	0.2

		Colombia: 0.5%
1,200,000		Banco Davivienda SA, 5.875%, 07/09/22	1,215,000	0.2
1,500,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	1,485,000	0.3
			2,700,000	0.5

		Dominican Republic: 0.2%
1,000,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	994,050	0.2

		France: 0.8%
1,153,000		BPCE SA, 2.500%, 12/10/18	1,182,275	0.2
1,142,000	#	BPCE SA, 5.150%, 07/21/24	1,227,675	0.3
1,660,000	#	Numericable Group SA, 6.000%, 05/15/22	1,700,089	0.3
			4,110,039	0.8

		India: 0.6%
1,300,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,383,431	0.3
492,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	485,850	0.1
1,200,000		Vedanta Resources PLC, 8.250%, 06/07/21	1,091,250	0.2
			2,960,531	0.6

		Italy: 0.3%
1,216,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	1,285,967	0.3

		Japan: 0.2%
1,120,000	#	Softbank Corp., 4.500%, 04/15/20	1,124,200	0.2

		Luxembourg: 0.3%
1,215,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,278,787	0.2
325,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	345,719	0.1
			1,624,506	0.3

		Mexico: 0.2%
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,233,750	0.2

		Netherlands: 0.9%
575,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	605,188	0.1
786,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	885,137	0.2
200,000		Lukoil International Finance BV, 4.563%, 04/24/23	153,300	0.0
1,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	1,216,125	0.2
780,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	819,000	0.2
681,000		Seagate HDD Cayman, 6.875%, 05/01/20	715,050	0.2
			4,393,800	0.9

		Norway: 0.1%
660,000		Statoil ASA, 2.450%, 01/17/23	661,854	0.1

		Russia: 0.6%
1,400,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,251,600	0.2
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	342,000	0.1
500,000		Metalloinvest Finance Ltd., 6.500%, 07/21/16	473,750	0.1
1,000,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	877,700	0.2
			2,945,050	0.6

		Sweden: 0.2%
984,000	#	Nordea Bank AB, 5.500%, 09/29/49	987,080	0.2

		Switzerland: 0.7%
1,911,000	#	Credit Suisse AG, 6.500%, 08/08/23	2,127,304	0.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Switzerland: (continued)
1,143,000		UBS AG/Stamford CT, 7.625%, 08/17/22	$1,368,247	0.3
			3,495,551	0.7

		United Arab Emirates: 0.3%
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,294,650	0.3

		United Kingdom: 0.3%
627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	694,579	0.1
747,000		HSBC Holdings PLC, 5.625%, 12/29/49	758,205	0.1
250,000	#	Ineos Finance PLC, 8.375%, 02/15/19	266,875	0.1
			1,719,659	0.3

		United States: 27.4%
630,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	676,462	0.1
69,000		AES Corp., 8.000%, 10/15/17	77,366	0.0
867,000		American International Group, Inc., 3.375%, 08/15/20	920,229	0.2
793,000		Air Lease Corp., 4.250%, 09/15/24	816,790	0.2
140,000		Albemarle Corp., 3.000%, 12/01/19	142,857	0.0
1,025,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	1,019,875	0.2
625,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	156,250	0.0
87,000		Altria Group, Inc., 9.250%, 08/06/19	113,608	0.0
1,431,000		American Tower Corp., 5.000%, 02/15/24	1,573,742	0.3
1,257,000	#	Amsurg Corp., 5.625%, 07/15/22	1,305,709	0.3
385,000		Antero Resources Finance Corp., 5.375%, 11/01/21	376,819	0.1
1,065,000		Anthem, Inc., 5.100%, 01/15/44	1,283,634	0.3
1,134,000		AT&T, Inc., 5.350%, 09/01/40	1,287,181	0.3
875,000	#	Audatex North America, Inc., 6.000%, 06/15/21	914,375	0.2
938,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	978,137	0.2
798,000		Bank of America Corp., 3.300%, 01/11/23	817,573	0.2
878,000		Bank of America Corp., 4.100%, 07/24/23	952,452	0.2
545,000		Bank of America Corp., 4.000%, 04/01/24	588,757	0.1
648,000		BioMed Realty L.P., 4.250%, 07/15/22	692,265	0.1
500,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	516,875	0.1
1,000,000		Cablevision Systems Corp., 8.000%, 04/15/20	1,131,250	0.2
940,000	#	Calpine Corp., 6.000%, 01/15/22	1,012,850	0.2
900,000		Case New Holland, Inc., 7.875%, 12/01/17	995,625	0.2
875,000		CBRE Services, Inc., 5.250%, 03/15/25	929,687	0.2
1,108,000		CBS Corp., 3.700%, 08/15/24	1,154,383	0.2
1,723,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	1,695,001	0.3
930,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	936,975	0.2
1,170,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	1,183,162	0.2
1,186,000		Celgene Corp., 4.000%, 08/15/23	1,290,891	0.3
902,000		CenturyLink, Inc., 5.625%, 04/01/20	954,090	0.2
915,000		Chemtura Corp., 5.750%, 07/15/21	896,700	0.2
500,000		Chesapeake Energy Corp., 6.125%, 02/15/21	530,000	0.1
275,000		Chesapeake Energy Corp., 6.625%, 08/15/20	295,969	0.1
250,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	182,500	0.0
1,110,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,240,425	0.2
670,000		Citigroup, Inc., 4.000%, 08/05/24	688,097	0.1
847,000		Citigroup, Inc., 5.500%, 09/13/25	962,132	0.2
1,388,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	1,414,254	0.3
485,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	502,581	0.1
560,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	593,600	0.1
376,000	#	CommScope, Inc., 5.500%, 06/15/24	365,190	0.1
302,000	#	CommScope, Inc., 5.000%, 06/15/21	292,185	0.1
477,000		ConocoPhillips Co., 3.350%, 11/15/24	499,791	0.1
477,000		ConocoPhillips Co., 4.300%, 11/15/44	524,344	0.1
511,000		Constellation Brands, Inc., 7.250%, 05/15/17	568,807	0.1
1,064,000	#	COX Communications, Inc., 2.950%, 06/30/23	1,066,277	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
1,659,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	$1,810,599	0.4
600,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	604,717	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	752,923	0.2
560,000		DISH DBS Corp., 4.250%, 04/01/18	561,400	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	526,250	0.1
900,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	900,000	0.2
1,000,000		Eagle Spinco, Inc., 4.625%, 02/15/21	991,250	0.2
570,000		Eastman Chemical Co., 2.700%, 01/15/20	584,114	0.1
470,000		Eastman Chemical Co., 3.800%, 03/15/25	496,523	0.1
1,308,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,422,243	0.3
246,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	312,977	0.1
2,157,000		Entergy Corp., 5.125%, 09/15/20	2,407,542	0.5
597,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	798,420	0.2
1,081,000		Equinix, Inc., 5.375%, 04/01/23	1,126,942	0.2
651,000		Fifth Third Bancorp., 8.250%, 03/01/38	1,025,692	0.2
1,128,000		FirstEnergy Corp., 4.250%, 03/15/23	1,197,437	0.2
500,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	629,040	0.1
500,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	547,486	0.1
700,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	663,408	0.1
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	655,620	0.1
1,170,000		Gannett Co., Inc., 5.125%, 07/15/20	1,210,950	0.2
786,000		Gannett Co., Inc., 6.375%, 10/15/23	841,020	0.2
1,765,000		General Electric Capital Corp., 4.375%, 09/16/20	1,978,133	0.4
549,000		General Electric Capital Corp., 6.750%, 03/15/32	774,684	0.2
1,501,000		Genworth Holdings, Inc., 4.900%, 08/15/23	1,224,808	0.2
560,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	580,356	0.1
1,412,000	#	Glencore Funding LLC, 2.500%, 01/15/19	1,392,615	0.3
505,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	576,789	0.1
1,566,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,798,924	0.4
1,197,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,701,081	0.3
530,000		HCA, Inc., 5.250%, 04/15/25	576,375	0.1
1,053,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,083,810	0.2
120,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	108,600	0.0
822,000		HSBC USA, Inc., 5.000%, 09/27/20	922,208	0.2
812,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	829,936	0.2
1,110,000		Huntsman International LLC, 4.875%, 11/15/20	1,119,712	0.2
430,000		Indiana Michigan Power, 7.000%, 03/15/19	516,421	0.1
1,025,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	991,687	0.2
556,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	622,628	0.1
915,000		JPMorgan Chase & Co., 6.000%, 12/29/49	928,440	0.2
393,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	408,949	0.1
500,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	545,560	0.1
862,000		Kohl's Corp., 4.750%, 12/15/23	957,039	0.2
500,000		Lennar Corp., 4.125%, 12/01/18	500,000	0.1
885,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	955,800	0.2
680,000	#	Medtronic, Inc., 3.150%, 03/15/22	714,773	0.1
713,000	#	Medtronic, Inc., 3.500%, 03/15/25	758,584	0.2
464,000		Metropolitan Edison, 7.700%, 01/15/19	563,607	0.1
1,110,000		MGM Resorts International, 6.750%, 10/01/20	1,176,600	0.2
782,000		Morgan Stanley, 3.750%, 02/25/23	827,668	0.2
1,300,000		Morgan Stanley, 4.100%, 05/22/23	1,348,976	0.3
370,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	399,600	0.1
2,151,000		Mylan, Inc./PA, 2.600%, 06/24/18	2,202,030	0.4
585,000		NCR Corp., 6.375%, 12/15/23	614,250	0.1
1,090,000	#	Netflix, Inc., 5.750%, 03/01/24	1,133,600	0.2
870,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	889,576	0.2
741,000		21st Century Fox America, Inc., 5.400%, 10/01/43	959,376	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
774,000		21st Century Fox America, Inc., 6.900%, 03/01/19	$926,051	0.2
799,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	843,500	0.2
1,000,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,007,500	0.2
1,034,000		Philip Morris International, Inc., 4.250%, 11/10/44	1,125,393	0.2
700,000		Phillips 66, 4.875%, 11/15/44	771,714	0.2
875,000		PolyOne Corp., 5.250%, 03/15/23	892,500	0.2
815,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	852,865	0.2
992,000		Prudential Financial, Inc., 4.600%, 05/15/44	1,118,325	0.2
495,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	502,425	0.1
495,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	519,750	0.1
750,000		Rent-A-Center, Inc., 6.625%, 11/15/20	723,750	0.1
1,213,000		Reynolds American, Inc., 6.150%, 09/15/43	1,508,361	0.3
800,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	830,500	0.2
1,121,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	1,154,630	0.2
190,000		Ryland Group, Inc., 6.625%, 05/01/20	200,925	0.0
665,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	708,225	0.1
585,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	620,100	0.1
1,130,000		SandRidge Energy, Inc., 7.500%, 03/15/21	791,000	0.2
1,055,000	#	Sanmina Corp., 4.375%, 06/01/19	1,048,406	0.2
230,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	236,547	0.1
450,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	481,971	0.1
1,100,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,240,250	0.2
601,000		Select Income REIT, 3.600%, 02/01/20	608,027	0.1
1,750,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	1,736,875	0.3
1,159,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	1,190,872	0.2
300,000		Smithfield Foods, Inc., 7.750%, 07/01/17	335,625	0.1
476,000		Southwestern Electric Power, 5.550%, 01/15/17	515,232	0.1
475,000		Sprint Corp., 7.125%, 06/15/24	464,312	0.1
475,000		Sprint Corp., 7.875%, 09/15/23	483,906	0.1
500,000		SPX Corp., 6.875%, 09/01/17	547,500	0.1
1,062,000		St Jude Medical, Inc., 2.500%, 01/15/16	1,079,900	0.2
1,025,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,048,063	0.2
1,025,000	#	Steel Dynamics, Inc., 5.125%, 10/01/21	1,048,063	0.2
205,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	217,813	0.0
1,085,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	1,049,738	0.2
230,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	239,509	0.1
785,000		Synchrony Financial, 4.250%, 08/15/24	829,996	0.2
1,085,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,174,513	0.2
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	961,453	0.2
1,421,000		Time Warner, Inc., 6.500%, 11/15/36	1,911,758	0.4
320,000		T-Mobile USA, Inc., 6.250%, 04/01/21	331,600	0.1
790,000		T-Mobile USA, Inc., 6.625%, 04/01/23	823,417	0.2
915,000		United Rentals North America, Inc., 7.625%, 04/15/22	1,013,363	0.2
1,040,000		US Bancorp/MN, 3.600%, 09/11/24	1,100,538	0.2
400,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	424,000	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	771,300	0.2
991,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	1,007,907	0.2
606,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	667,991	0.1
605,000		Verizon Communications, Inc., 6.550%, 09/15/43	826,070	0.2
1,660,000		Viacom, Inc., 6.125%, 10/05/17	1,855,955	0.4
558,000		Walgreen Co., 3.100%, 09/15/22	572,837	0.1
460,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	487,939	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
927,000		Anthem, Inc., 3.500%, 08/15/24	$968,844	0.2
1,033,000		Wells Fargo & Co., 4.100%, 06/03/26	1,097,397	0.2
1,170,000	#	West Corp., 5.375%, 07/15/22	1,123,200	0.2
520,000		Williams Partners L.P. / ACMP Finance Corp., 6.125%, 07/15/22	559,000	0.1
500,000		WPX Energy, Inc., 6.000%, 01/15/22	487,500	0.1
			137,534,171	27.4

	Total Corporate Bonds/Notes
	(Cost $169,882,491)		176,976,717	35.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.7%
		United States: 11.7%
871,830		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	878,976	0.2
1,340,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.591%, 06/10/49	1,401,434	0.3
1,190,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.591%, 06/10/49	1,218,056	0.2
1,550,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.821%, 02/10/51	1,634,052	0.3
1,980,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.422%, 07/10/42	2,042,711	0.4
710,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.153%, 09/10/47	727,233	0.1
394,904		Banc of America Mortgage 2005-J Trust 2A4, 2.688%, 11/25/35	365,638	0.1
2,644,200	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR5 F, 5.483%, 07/11/42	2,848,145	0.6
914,967	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	1,021,561	0.2
1,160,000	#	Citigroup Commercial Mortgage Trust 2004-C1 J, 5.250%, 04/15/40	1,170,757	0.2
1,140,000	#	COMM 2004-LNB2 H Mortgage Trust, 6.067%, 03/10/39	1,287,387	0.3
1,060,000		COMM 2005-C6 D Mortgage Trust, 5.304%, 06/10/44	1,060,693	0.2
7,557,757	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.114%, 05/15/45	789,235	0.2
20,609,676	^	COMM 2012-CCRE4 XA Mortgage Trust, 1.962%, 10/15/45	2,145,047	0.4
5,798,514	^	COMM 2013-LC6 XA Mortgage Trust, 1.770%, 01/10/46	487,999	0.1
7,731,421	^	COMM 2014-CCRE17 XA Mortgage Trust, 1.210%, 05/10/47	581,098	0.1
850,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.088%, 06/10/36	868,360	0.2
590,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4 AJ, 5.898%, 09/15/39	621,698	0.1
628,000		Credit Suisse Commercial Mortgage Trust Series-K1A, 5.415%, 02/25/21	630,355	0.1
61,736	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	61,821	0.0
1,071,046	#	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.327%, 07/27/37	1,076,161	0.2
660,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	702,114	0.1
10,506,524	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.373%, 11/10/46	241,468	0.1
550,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.068%, 07/25/24	498,302	0.1
830,000		Fannie Mae Connecticut Avenue Securities, 5.068%, 11/25/24	847,673	0.2
398,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.066%, 12/10/49	420,736	0.1
920,000		GS Mortgage Securities Trust 2006-GG6 B, 5.555%, 04/10/38	928,376	0.2
530,000		GS Mortgage Securities Trust 2006-GG6 D, 5.555%, 04/10/38	522,914	0.1
6,221,649	^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XA, 1.890%, 12/15/47	582,690	0.1
5,440,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.358%, 12/15/47	137,593	0.0
1,083,512	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.464%, 10/15/37	1,091,633	0.2
460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.684%, 06/12/41	456,753	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	14,549,862	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.756%, 06/15/45	$1,138,348	0.2
	402,460		LB-UBS Commercial Mortgage Trust 2004-C7 F, 4.943%, 10/15/36	403,028	0.1
	453,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.279%, 02/15/40	454,712	0.1
	760,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	764,484	0.2
	1,360,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.858%, 06/15/38	1,369,422	0.3
	450,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.858%, 06/15/38	444,240	0.1
	640,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 5.991%, 09/15/39	657,827	0.1
	270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 5.991%, 09/15/39	275,453	0.1
	270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 5.991%, 09/15/39	269,251	0.1
	610,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	689,850	0.1
	13,306,291	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 XA, 1.287%, 08/15/47	1,056,321	0.2
	155,024		Morgan Stanley Capital I Trust 2004-IQ7 C, 5.189%, 06/15/38	154,795	0.0
	1,060,000		Morgan Stanley Capital I Trust 2006-HQ10 AJ, 5.389%, 11/12/41	1,091,080	0.2
	1,085,533		Morgan Stanley Capital I Trust 2007-HQ13 A2, 5.649%, 12/15/44	1,092,888	0.2
	1,020,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.251%, 09/15/47	1,137,618	0.2
	930,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.251%, 09/15/47	1,022,046	0.2
	704,089		Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.790%, 03/25/36	581,926	0.1
	2,443,758	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	2,470,183	0.5
	1,247,062	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.018%, 08/25/29	1,249,307	0.3
	2,332,019	#	Springleaf Mortgage Loan Trust 2013-3A A, 1.870%, 09/25/57	2,331,935	0.5
	165,463		Structured Asset Securities Corp., 4.550%, 02/25/34	169,393	0.0
	1,140,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	1,195,814	0.2
	11,519,206	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.128%, 08/10/49	1,273,438	0.3
	2,230,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.455%, 03/15/42	2,231,202	0.4
	880,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 5.943%, 02/15/51	928,944	0.2
	1,187,152		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.196%, 12/25/36	1,072,346	0.2
	10,876,696	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.098%, 10/15/45	1,146,926	0.2
	828,547		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 5.361%, 08/25/35	834,590	0.2
	597,095		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.578%, 03/25/36	581,020	0.1
	5,085,695	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.198%, 08/15/45	522,403	0.1
	15,965,090	^	WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.048%, 09/15/46	883,044	0.2

		Total Collateralized Mortgage Obligations
		(Cost $57,911,355)		58,842,503	11.7

FOREIGN GOVERNMENT BONDS: 22.0%
			Austria: 3.1%
EUR	12,300,000	#	Austria Government Bond, 1.650%, 10/21/24	15,547,430	3.1

			Belarus: 0.3%
	1,550,000		Republic of Belarus, 8.750%, 08/03/15	1,471,074	0.3

			Brazil: 0.3%
	529,000		Brazilian Government International Bond, 2.625%, 01/05/23	478,745	0.1
	929,000		Brazilian Government International Bond, 5.000%, 01/27/45	901,130	0.2
				1,379,875	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Canada: 0.2%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/45	$956,871	0.2

			Colombia: 0.6%
	1,529,000		Colombia Government International Bond, 2.625%, 03/15/23	1,448,727	0.3
	400,000		Colombia Government International Bond, 7.375%, 03/18/19	473,600	0.1
	943,000		Colombia Government International Bond, 8.125%, 05/21/24	1,250,654	0.2
				3,172,981	0.6

			Croatia: 0.1%
	300,000		Croatia Government International Bond, 6.375%, 03/24/21	331,161	0.1

			Dominican Republic: 0.1%
	686,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	749,455	0.1

			Egypt: 0.1%
	410,000		Egypt Government International Bond, 5.750%, 04/29/20	439,725	0.1

			Germany: 1.4%
EUR	430,000		Bundesobligation, 0.250%, 10/11/19	493,461	0.1
EUR	860,000		Bundesrepublik Deutschland, 1.000%, 08/15/24	1,037,980	0.2
EUR	3,460,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	5,549,696	1.1
EUR	20,000	Z	Bundesschatzanweisungen, -0.16%, 12/11/15	22,631	0.0
				7,103,768	1.4

			Guatemala: 0.1%
	530,000		Guatemala Government Bond, 8.125%, 10/06/34	700,660	0.1

			Hungary: 0.4%
	610,000		Hungary Government International Bond, 5.375%, 02/21/23	690,520	0.1
	860,000		Hungary Government International Bond, 7.625%, 03/29/41	1,277,100	0.3
				1,967,620	0.4

			Indonesia: 0.5%
	2,000,000		Indonesia Government International Bond, 5.875%, 03/13/20	2,265,000	0.5

			Italy: 5.3%
EUR	22,000,000		Italy Buoni Poliennali Del Tesoro, 2.500%, 12/01/24	26,845,191	5.3

			Ivory Coast: 0.1%
	600,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	570,120	0.1

			Kazakhstan: 0.1%
	670,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	614,959	0.1

			Latvia: 0.1%
	600,000	#	Republic of Latvia, 2.750%, 01/12/20	612,534	0.1

			Lebanon: 0.4%
	1,873,000		Lebanon Government International Bond, 6.100%, 10/04/22	1,917,484	0.4

			Lithuania: 0.6%
	600,000		Lithuania Government International Bond, 6.625%, 02/01/22	748,500	0.2
	1,750,000		Lithuania Government International Bond, 7.375%, 02/11/20	2,156,875	0.4
				2,905,375	0.6

			Mexico: 1.7%
MXN	68,670,000		Mexican Bonos, 6.500%, 06/10/21	4,989,076	1.0
	670,000		Mexico Government International Bond, 4.000%, 10/02/23	712,713	0.1
	190,000		Mexico Government International Bond, 4.750%, 03/08/44	208,050	0.0
	750,000	#	Petroleos Mexicanos, 4.500%, 01/23/26	750,600	0.2
	390,000		Petroleos Mexicanos, 5.500%, 01/21/21	423,345	0.1
	1,250,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,262,500	0.3
				8,346,284	1.7

			Netherlands: 0.4%
	2,000,000		Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,835,700	0.4

			Panama: 0.1%
	540,000		Panama Government International Bond, 6.700%, 01/26/36	733,050	0.1

			Peru: 0.5%
	2,200,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	2,157,496	0.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Peru: (continued)
	250,000		Peruvian Government International Bond, 5.625%, 11/18/50	$309,375	0.1
				2,466,871	0.5

			Philippines: 0.4%
	500,000		Philippine Government International Bond, 4.000%, 01/15/21	551,875	0.1
	650,000		Philippine Government International Bond, 7.750%, 01/14/31	988,813	0.2
	400,000		Republic of the Philippines, 6.375%, 10/23/34	568,500	0.1
				2,109,188	0.4

			Poland: 0.1%
	495,000		Poland Government International Bond, 5.000%, 03/23/22	569,300	0.1

			Romania: 0.1%
	220,000		Romanian Government International Bond, 6.750%, 02/07/22	270,765	0.1

			Russia: 0.3%
	600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	508,800	0.1
	891,754		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	898,974	0.2
				1,407,774	0.3

			South Africa: 0.1%
	750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	735,075	0.1

			Spain: 1.0%
EUR	4,000,000	#	Spain Government Bond, 2.750%, 10/31/24	5,049,855	1.0

			Trinidad And Tobago: 0.1%
	468,750		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	473,437	0.1

			Turkey: 0.4%
	650,000		Turkey Government International Bond, 6.000%, 01/14/41	780,813	0.1
	1,150,000		Turkey Government International Bond, 7.375%, 02/05/25	1,468,780	0.3
				2,249,593	0.4

			United Kingdom: 2.5%
GBP	2,070,000		United Kingdom Gilt, 2.750%, 09/07/24	3,508,387	0.7
GBP	4,690,000		United Kingdom Gilt, 3.250%, 01/22/44	8,901,972	1.8
GBP	10,000		United Kingdom Gilt, 4.500%, 09/07/34	21,540	0.0
				12,431,899	2.5

			Uruguay: 0.2%
	480,000		Uruguay Government International Bond, 4.500%, 08/14/24	527,040	0.1
	280,404		Uruguay Government International Bond, 7.625%, 03/21/36	403,782	0.1
				930,822	0.2

			Venezuela: 0.3%
	1,288,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	483,547	0.1
	1,414,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	503,985	0.1
	1,320,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	473,484	0.1
				1,461,016	0.3

		Total Foreign Government Bonds
		(Cost $112,202,087)		110,621,912	22.0

ASSET-BACKED SECURITIES: 5.5%
			Cayman Islands: 5.0%
	1,570,000	#	ARES XII CLO Ltd. 2007-12A C, 2.233%, 11/25/20	1,586,724	0.3
	3,050,000	#	Black Diamond CLO 2005-1A C, 1.017%, 06/20/17	3,021,772	0.6
	2,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.933%, 03/17/21	1,939,962	0.4
	3,050,000	#	Castle Garden Funding 2005-1A C1, 1.984%, 10/27/20	3,033,304	0.6
	1,750,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.503%, 10/15/21	1,713,910	0.3
	1,000,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.006%, 04/04/18	989,187	0.2
	1,900,000	#	Eaton Vance CDO IX Ltd. 2007-9A D, 1.757%, 04/20/19	1,845,046	0.4
	825,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd. B, 0.706%, 08/07/21	809,902	0.2
	2,200,000	#	Madison Park Funding Ltd., 1.256%, 07/26/21	2,154,392	0.4
	2,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.256%, 03/25/20	2,745,339	0.6
	1,000,000	#	Northwoods Capital VIII Ltd., 2.256%, 07/28/22	995,636	0.2
	1,670,000	#	Vitesse CLO Ltd. 2006-1A B1L, 2.032%, 08/17/20	1,659,709	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
2,600,000	#	WhiteHorse III Ltd./Corp 2006-1A A3L, 1.005%, 05/01/18	$2,596,812	0.5
			25,091,695	5.0

		United States: 0.5%
460,000	#	Invitation Homes 2014-SFR1 Trust, 1.168%, 06/17/31	454,343	0.1
300,000	#	Invitation Homes Trust 2013-SFR1 E, 2.900%, 12/17/30	290,896	0.1
460,000	#	Invitation Homes Trust 2014-SFR1 C, 2.268%, 06/17/31	457,331	0.1
1,357,158		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.408%, 03/25/36	1,195,545	0.2
			2,398,115	0.5

	Total Asset-Backed Securities
	(Cost $27,312,529)		27,489,810	5.5

U.S. TREASURY OBLIGATIONS: 13.1%
		U.S. Treasury Bonds: 3.6%
15,240,000		3.125%, due 08/15/44	18,171,322	3.6

		U.S. Treasury Notes: 9.5%
9,741,000		0.625%, due 12/31/16	9,776,009	1.9
2,547,000		0.875%, due 01/15/18	2,556,452	0.5
4,369,000		1.625%, due 12/31/19	4,464,913	0.9
4,850,000		2.000%, due 01/31/16	4,936,388	1.0
11,963,000		2.125%, due 12/31/21	12,488,248	2.5
12,776,000		2.250%, due 11/15/24	13,459,720	2.7
			47,681,730	9.5

	Total U.S. Treasury Obligations
	(Cost $64,166,755)		65,853,052	13.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.9%
		Federal Home Loan Mortgage Corporation: 6.2%##
11,373,000	W	3.000%, due 12/15/42	11,709,921	2.3
2,897,298	^	4.000%, due 12/15/41	474,057	0.1
30,927,607	^	4.000%, due 04/15/43	5,492,449	1.1
7,304,311	^	5.000%, due 04/15/39	1,242,663	0.2
3,403,104	^	5.000%, due 02/15/40	629,694	0.1
483,445		5.500%, due 11/15/32	533,098	0.1
7,795,632	^	5.834%, due 05/15/36	868,710	0.2
4,847,000	^	5.884%, due 02/15/37	748,027	0.2
6,061,329	^	5.884%, due 07/15/40	990,818	0.2
19,991,763	^	5.934%, due 09/15/36	3,223,694	0.6
13,461,593	^	6.384%, due 05/15/41	2,804,971	0.6
10,309,069	^	6.484%, due 02/15/41	1,638,046	0.3
4,488,195	^	6.834%, due 02/15/33	881,390	0.2
			31,237,538	6.2

		Federal National Mortgage Association: 8.7%##
2,331,971		3.000%, due 01/25/38	2,453,783	0.5
2,032,955		3.000%, due 07/01/43	2,105,176	0.4
6,791,000	W	3.500%, due 08/25/41	7,158,297	1.4
6,567,000	W	4.000%, due 10/25/40	7,019,764	1.4
9,956,000	W	4.500%, due 02/01/39	10,806,538	2.1
382,888		4.500%, due 12/01/40	415,610	0.1
389,770		4.500%, due 12/01/40	424,854	0.1
625,423		4.500%, due 12/01/40	681,515	0.1
245,341		4.500%, due 09/01/41	266,990	0.0
5,937,147	^	4.500%, due 02/25/43	852,345	0.2
3,321,798	^	5.000%, due 05/25/18	178,179	0.0
425,830		5.000%, due 07/25/34	430,519	0.1
768,067		5.000%, due 05/01/41	850,845	0.2
354,162		5.000%, due 06/01/41	392,331	0.1
6,971,786	^	5.782%, due 09/25/41	1,028,361	0.2
29,035,010	^	5.902%, due 11/25/40	3,842,023	0.8
5,027,271	^	5.932%, due 07/25/38	627,788	0.1
443,795		6.000%, due 04/25/33	501,750	0.1
3,440,270	^	6.282%, due 02/25/42	578,591	0.1
6,878,382	^	6.382%, due 09/25/40	1,348,449	0.3
1,945,901	^	6.602%, due 04/25/37	350,416	0.1
379,143		6.895%, due 08/25/37	414,614	0.1
134,924		23.327%, due 07/25/35	165,320	0.0
529,713		32.609%, due 11/25/36	947,598	0.2
			43,841,656	8.7

		Government National Mortgage Association: 4.0%
4,627,032	^	3.000%, due 01/20/28	557,767	0.1
4,334,000		3.000%, due 03/01/43	4,486,028	0.9
12,690,167	^	4.000%, due 08/16/26	1,507,259	0.3
4,310,451	^	4.000%, due 04/20/38	349,220	0.1
7,735,182	^	4.500%, due 12/20/37	468,867	0.1
6,140,000		4.500%, due 06/20/41	6,667,176	1.3
598,727		4.500%, due 08/20/41	652,289	0.1
2,622,695	^	5.000%, due 11/20/39	387,532	0.1
4,412,706	^	5.000%, due 10/20/40	570,894	0.1
809,124		5.140%, due 10/20/60	885,094	0.2
510,663		5.288%, due 10/20/60	564,932	0.1
64,157		5.500%, due 03/20/39	71,785	0.0
6,277,945	^	6.482%, due 09/16/40	1,247,725	0.2
799,065		21.504%, due 03/20/37	1,252,948	0.3
334,753		24.683%, due 04/16/37	472,927	0.1
			20,142,443	4.0

	Total U.S. Government Agency Obligations
	(Cost $94,641,020)		95,221,637	18.9

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Interest Rate Swaptions: 0.0%
126,728,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	536	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	Interest Rate Swaptions: (continued)
14,430,000	@ Pay a fixed rate equal to 5.030% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	$14	0.0
		550	0.0

	Total Purchased Options
	(Cost $575,862)	550	0.0

	Total Long-Term Investments
	(Cost $526,692,099)	535,006,181	106.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
1,965,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $1,965,000)	1,965,000	0.4

	Total Short-Term Investments
	(Cost $1,965,000)	1,965,000	0.4

	Total Investments in Securities (Cost $528,657,099)	$536,971,181	106.8
	Liabilities in Excess of Other Assets	(34,335,809)	(6.8)
	Net Assets	$502,635,372	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
&	Payment-in-kind
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso

Cost for federal income tax purposes is $529,067,150.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,034,780
Gross Unrealized Depreciation	(10,130,749)

Net Unrealized Appreciation	$7,904,031

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	22.0%
U.S. Government Agency Obligations	18.9
U.S. Treasury Obligations	13.1
Collateralized Mortgage Obligations	11.7
Financial	9.8
Communications	8.4
Other Asset-Backed Securities	5.5
Consumer, Non-cyclical	4.6
Basic Materials	3.7
Energy	2.7
Utilities	2.1
Consumer, Cyclical	2.0
Technology	1.1
Industrial	0.7
Consumer Staples	0.1
Purchased Options	0.0
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Purchased Options	$–	$550	$–	$550
Corporate Bonds/Notes	–	176,976,717	–	176,976,717
Collateralized Mortgage Obligations	–	58,842,503	–	58,842,503
U.S. Treasury Obligations	–	65,853,052	–	65,853,052
Asset-Backed Securities	–	27,489,810	–	27,489,810
Foreign Government Bonds	–	110,621,912	–	110,621,912
U.S. Government Agency Obligations	–	95,221,637	–	95,221,637
Short-Term Investments	1,965,000	–	–	1,965,000
Total Investments, at fair value	$1,965,000	$535,006,181	$–	$536,971,181
Other Financial Instruments+
Centrally Cleared Swaps	–	11,987,741	–	11,987,741
Forward Foreign Currency Contracts	–	38,746,223	–	38,746,223
Futures	6,912,034	–	–	6,912,034
Total Assets	$8,877,034	$585,740,145	$–	$594,617,179
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(19,692,615)	$–	$(19,692,615)
Forward Foreign Currency Contracts	–	(41,349,474)	–	(41,349,474)
Futures	(2,774,941)	–	–	(2,774,941)
Written Options	–	(5,701,230)	–	(5,701,230)
Total Liabilities	$(2,774,941)	$(66,743,319)	$–	$(69,518,260)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At January 31, 2015, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Swedish Krona	25,396,056	Buy	02/27/15	$3,106,000	$3,069,903	$(36,097)
Barclays Bank PLC	Nigerian Naira	263,900,304	Buy	03/12/15	1,329,472	1,288,901	(40,571)
Barclays Bank PLC	Nigerian Naira	488,502,450	Buy	03/16/15	2,467,184	2,370,733	(96,451)
Barclays Bank PLC	EU Euro	4,615,271	Buy	02/27/15	5,640,000	5,216,269	(423,731)
Barclays Bank PLC	Swedish Krona	32,292,906	Buy	02/27/15	4,177,000	3,903,602	(273,398)
Barclays Bank PLC	EU Euro	2,140,317	Buy	02/27/15	2,648,000	2,419,028	(228,972)
Barclays Bank PLC	Singapore Dollar	1,168,896	Buy	02/27/15	900,322	863,572	(36,750)
Barclays Bank PLC	Swedish Krona	18,321,497	Buy	02/27/15	2,286,000	2,214,723	(71,277)
BNP Paribas Bank	EU Euro	2,039,582	Buy	02/27/15	2,319,166	2,305,175	(13,991)
BNP Paribas Bank	Mexican Peso	5,371,415	Buy	03/20/15	367,426	357,306	(10,120)
BNP Paribas Bank	EU Euro	3,667,565	Buy	02/27/15	4,506,000	4,145,153	(360,847)
BNP Paribas Bank	Swedish Krona	32,044,516	Buy	02/27/15	4,174,000	3,873,576	(300,424)
BNP Paribas Bank	Japanese Yen	1,545,348,532	Buy	02/27/15	13,160,000	13,162,828	2,828
Citigroup, Inc.	New Zealand Dollar	7,065,827	Buy	02/27/15	5,503,000	5,129,388	(373,612)
Citigroup, Inc.	British Pound	1,485,023	Buy	02/27/15	2,255,000	2,236,399	(18,601)
Citigroup, Inc.	British Pound	3,252,906	Buy	02/27/15	4,881,000	4,898,777	17,777
Citigroup, Inc.	British Pound	3,252,905	Buy	02/27/15	4,881,000	4,898,777	17,777
Citigroup, Inc.	Canadian Dollar	1,794,202	Buy	02/27/15	1,482,000	1,411,508	(70,492)
Citigroup, Inc.	Japanese Yen	631,723,489	Buy	02/27/15	5,429,000	5,380,836	(48,164)
Citigroup, Inc.	Swedish Krona	17,534,585	Buy	02/27/15	2,171,000	2,119,600	(51,400)
Citigroup, Inc.	British Pound	1,073,985	Buy	02/27/15	1,627,000	1,617,389	(9,611)
Citigroup, Inc.	Swedish Krona	16,630,282	Buy	02/27/15	2,062,000	2,010,287	(51,713)
Citigroup, Inc.	Australian Dollar	6,236,470	Buy	02/27/15	5,033,000	4,848,095	(184,905)
Citigroup, Inc.	Australian Dollar	2,738,245	Buy	02/27/15	2,213,000	2,128,651	(84,349)
Citigroup, Inc.	Swedish Krona	17,237,150	Buy	02/27/15	2,283,000	2,083,646	(199,354)
Citigroup, Inc.	South African Rand	11,967,310	Buy	03/20/15	1,012,180	1,020,317	8,137
Citigroup, Inc.	Canadian Dollar	2,607,235	Buy	02/27/15	2,301,000	2,051,126	(249,874)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Australian Dollar	12,783,817	Buy	02/27/15	$10,938,000	$9,937,859	$(1,000,141)
Citigroup, Inc.	Canadian Dollar	15,865,810	Buy	02/27/15	13,987,683	12,481,717	(1,505,966)
Citigroup, Inc.	British Pound	16,830,658	Buy	02/27/15	26,297,398	25,346,460	(950,938)
Citigroup, Inc.	British Pound	1,204,169	Buy	02/27/15	1,882,000	1,813,442	(68,558)
Citigroup, Inc.	Hong Kong Sar Dollar	1,153,673	Buy	02/27/15	148,771	148,811	40
Citigroup, Inc.	Japanese Yen	5,670,004,498	Buy	02/27/15	48,821,269	48,295,443	(525,826)
Credit Suisse Group AG	Australian Dollar	1,396,102	Buy	02/27/15	1,208,086	1,085,299	(122,787)
Deutsche Bank AG	EU Euro	3,085,190	Buy	02/27/15	3,491,000	3,486,941	(4,059)
Deutsche Bank AG	Swiss Franc	1,170,023	Buy	02/27/15	1,346,000	1,275,802	(70,198)
Deutsche Bank AG	EU Euro	10,622,762	Buy	02/27/15	12,460,000	12,006,051	(453,949)
Deutsche Bank AG	EU Euro	10,657,662	Buy	02/27/15	12,366,000	12,045,496	(320,504)
Deutsche Bank AG	Japanese Yen	1,554,298,964	Buy	02/27/15	13,368,000	13,239,065	(128,935)
Deutsche Bank AG	Swedish Krona	23,968,099	Buy	02/27/15	2,969,000	2,897,290	(71,710)
Deutsche Bank AG	British Pound	4,347,815	Buy	02/27/15	6,595,000	6,547,677	(47,323)
Deutsche Bank AG	Swiss Franc	25,391,863	Buy	02/27/15	24,919,000	27,687,498	2,768,498
Deutsche Bank AG	Japanese Yen	3,029,656,270	Buy	02/27/15	25,304,000	25,805,727	501,727
Deutsche Bank AG	Swedish Krona	20,072,097	Buy	02/27/15	2,545,000	2,426,337	(118,663)
Deutsche Bank AG	Swiss Franc	6,625,731	Buy	02/27/15	6,590,000	7,224,752	634,752
Deutsche Bank AG	New Zealand Dollar	4,264,705	Buy	02/27/15	3,283,000	3,095,934	(187,066)
Deutsche Bank AG	South African Rand	23,934,620	Buy	03/20/15	2,017,263	2,040,634	23,371
Deutsche Bank AG	Czech Koruna	12,398,032	Buy	03/20/15	563,254	504,983	(58,271)
Deutsche Bank AG	Hungarian Forint	44,150,298	Buy	03/20/15	176,038	160,320	(15,718)
Deutsche Bank AG	Polish Zloty	4,397,765	Buy	03/20/15	1,302,270	1,185,353	(116,917)
Deutsche Bank AG	EU Euro	2,502,260	Buy	02/27/15	3,141,000	2,828,103	(312,897)
Deutsche Bank AG	Philippine Peso	5,747,021	Buy	02/27/15	127,344	129,960	2,616
Deutsche Bank AG	Thai Baht	56,694,198	Buy	02/27/15	1,712,816	1,730,149	17,333
Goldman Sachs & Co.	Canadian Dollar	2,098,165	Buy	02/27/15	1,695,000	1,650,638	(44,362)
Goldman Sachs & Co.	EU Euro	21,641,583	Buy	02/27/15	25,055,000	24,459,737	(595,263)
Goldman Sachs & Co.	Japanese Yen	1,384,862,428	Buy	02/27/15	11,882,000	11,795,854	(86,146)
Goldman Sachs & Co.	EU Euro	9,050,959	Buy	02/27/15	10,723,000	10,229,569	(493,431)
Goldman Sachs & Co.	Japanese Yen	3,011,127,669	Buy	02/27/15	25,304,000	25,647,906	343,906
Goldman Sachs & Co.	Swedish Krona	16,603,546	Buy	02/27/15	2,203,000	2,007,055	(195,945)
Goldman Sachs & Co.	Swiss Franc	8,212,278	Buy	02/27/15	8,544,638	8,954,736	410,098
Goldman Sachs & Co.	Danish Krone	11,481,481	Buy	02/27/15	1,927,243	1,744,848	(182,395)
Goldman Sachs & Co.	EU Euro	50,455,730	Buy	02/27/15	63,010,826	57,026,043	(5,984,783)
Goldman Sachs & Co.	Norwegian Krone	80,754,297	Buy	02/27/15	11,892,954	10,445,524	(1,447,430)
HSBC Bank PLC	Russian Ruble	31,185,849	Buy	03/20/15	461,397	442,095	(19,302)
HSBC Bank PLC	Colombian Peso	21,945,913	Buy	03/20/15	8,875	8,955	80
HSBC Bank PLC	Peruvian Nuevo Sol	172,112	Buy	03/20/15	57,142	55,849	(1,293)
HSBC Bank PLC	Romanian New Leu	62,298	Buy	03/20/15	17,305	15,861	(1,444)
HSBC Bank PLC	South Korean Won	6,807,577,482	Buy	02/27/15	6,175,233	6,178,012	2,779
HSBC Bank PLC	Malaysian Ringgit	3,721,157	Buy	02/27/15	1,100,869	1,022,074	(78,795)
JPMorgan Chase & Co.	British Pound	3,356,706	Buy	02/27/15	5,049,000	5,055,098	6,098
JPMorgan Chase & Co.	Australian Dollar	2,820,495	Buy	02/27/15	2,242,000	2,192,591	(49,409)
JPMorgan Chase & Co.	EU Euro	3,365,159	Buy	02/27/15	3,821,000	3,803,367	(17,633)
JPMorgan Chase & Co.	Japanese Yen	2,924,051,110	Buy	02/27/15	24,880,000	24,906,214	26,214
JPMorgan Chase & Co.	Canadian Dollar	725,120	Buy	02/27/15	584,730	570,456	(14,274)
JPMorgan Chase & Co.	British Pound	6,032,788	Buy	02/27/15	9,172,000	9,085,195	(86,805)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	6,159,556	Buy	02/27/15	$4,957,000	$4,788,304	$(168,696)
JPMorgan Chase & Co.	EU Euro	21,623,974	Buy	02/27/15	25,055,000	24,439,834	(615,166)
JPMorgan Chase & Co.	Australian Dollar	2,020,282	Buy	02/27/15	1,647,000	1,570,523	(76,477)
JPMorgan Chase & Co.	EU Euro	10,647,745	Buy	02/27/15	12,460,000	12,034,288	(425,712)
JPMorgan Chase & Co.	EU Euro	21,303,891	Buy	02/27/15	24,732,000	24,078,070	(653,930)
JPMorgan Chase & Co.	British Pound	4,533,019	Buy	02/27/15	6,915,000	6,826,589	(88,411)
JPMorgan Chase & Co.	British Pound	2,926,673	Buy	02/27/15	4,440,000	4,407,481	(32,519)
JPMorgan Chase & Co.	Canadian Dollar	7,660,159	Buy	02/27/15	6,397,000	6,026,288	(370,712)
JPMorgan Chase & Co.	EU Euro	7,614,827	Buy	02/27/15	8,987,000	8,606,425	(380,575)
JPMorgan Chase & Co.	Swiss Franc	961,687	Buy	02/27/15	943,000	1,048,632	105,632
JPMorgan Chase & Co.	Swiss Franc	1,214,654	Buy	02/27/15	1,198,000	1,324,469	126,469
JPMorgan Chase & Co.	British Pound	3,451,228	Buy	02/27/15	5,216,000	5,197,445	(18,555)
JPMorgan Chase & Co.	EU Euro	4,727,374	Buy	02/27/15	5,751,000	5,342,970	(408,030)
JPMorgan Chase & Co.	Australian Dollar	3,836,930	Buy	02/27/15	3,105,000	2,982,745	(122,255)
JPMorgan Chase & Co.	Australian Dollar	1,816,695	Buy	02/27/15	1,475,000	1,412,259	(62,741)
JPMorgan Chase & Co.	British Pound	1,069,705	Buy	02/27/15	1,674,000	1,610,943	(63,057)
JPMorgan Chase & Co.	Japanese Yen	1,545,630,551	Buy	02/27/15	13,160,000	13,165,230	5,230
JPMorgan Chase & Co.	Swedish Krona	39,522,505	Buy	02/27/15	5,158,000	4,777,524	(380,476)
JPMorgan Chase & Co.	EU Euro	1,825,271	Buy	02/27/15	2,282,000	2,062,957	(219,043)
JPMorgan Chase & Co.	Swedish Krona	22,912,711	Buy	02/27/15	3,009,000	2,769,714	(239,286)
JPMorgan Chase & Co.	Australian Dollar	3,632,876	Buy	02/27/15	2,970,000	2,824,118	(145,882)
JPMorgan Chase & Co.	EU Euro	2,592,567	Buy	02/27/15	3,209,000	2,930,170	(278,830)
JPMorgan Chase & Co.	British Pound	1,846,635	Buy	02/27/15	2,898,000	2,780,976	(117,024)
JPMorgan Chase & Co.	EU Euro	3,585,920	Buy	02/27/15	4,422,000	4,052,877	(369,123)
JPMorgan Chase & Co.	New Zealand Dollar	1,867,326	Buy	02/27/15	1,441,000	1,355,573	(85,427)
JPMorgan Chase & Co.	EU Euro	10,866,497	Buy	02/27/15	13,445,000	12,281,525	(1,163,475)
JPMorgan Chase & Co.	British Pound	567,574	Buy	02/27/15	890,000	854,749	(35,251)
JPMorgan Chase & Co.	Canadian Dollar	11,329,119	Buy	02/27/15	9,982,000	8,912,678	(1,069,322)
JPMorgan Chase & Co.	EU Euro	3,351,203	Buy	02/27/15	4,196,000	3,787,595	(408,405)
JPMorgan Chase & Co.	New Zealand Dollar	7,528,291	Buy	02/27/15	5,822,000	5,465,111	(356,889)
Morgan Stanley	EU Euro	1,126,919	Buy	02/27/15	1,302,000	1,273,665	(28,335)
Morgan Stanley	Swiss Franc	1,015,846	Buy	02/27/15	997,000	1,107,687	110,687
Morgan Stanley	Swiss Franc	1,362,966	Buy	02/27/15	1,345,000	1,486,190	141,190
Morgan Stanley	British Pound	13,055,556	Buy	02/27/15	19,782,000	19,661,271	(120,729)
Morgan Stanley	New Zealand Dollar	2,401,937	Buy	02/27/15	1,842,000	1,743,670	(98,330)
Morgan Stanley	British Pound	1,085,794	Buy	02/27/15	1,656,000	1,635,173	(20,827)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	New Zealand Dollar	6,985,262	Buy	02/27/15	$5,443,000	$5,070,903	$(372,097)
Morgan Stanley	Swiss Franc	2,348,781	Buy	02/27/15	2,381,000	2,561,130	180,130
Morgan Stanley	New Zealand Dollar	1,998,781	Buy	02/27/15	1,528,000	1,451,001	(76,999)
Morgan Stanley	Japanese Yen	1,545,216,669	Buy	02/27/15	13,160,000	13,161,704	1,704
Morgan Stanley	Japanese Yen	1,545,690,429	Buy	02/27/15	13,160,000	13,165,740	5,740
Morgan Stanley	EU Euro	3,382,876	Buy	02/27/15	4,211,000	3,823,392	(387,608)
Morgan Stanley	New Zealand Dollar	5,542,979	Buy	02/27/15	4,219,000	4,023,888	(195,112)
Morgan Stanley	Swedish Krona	28,553,152	Buy	02/27/15	3,807,000	3,451,536	(355,464)
Morgan Stanley	Swiss Franc	3,902,180	Buy	02/27/15	4,016,000	4,254,969	238,969
Morgan Stanley	South African Rand	13,586,112	Buy	03/20/15	1,152,000	1,158,334	6,334
Morgan Stanley	Australian Dollar	23,331,651	Buy	02/27/15	19,745,000	18,137,514	(1,607,486)
Morgan Stanley	Norwegian Krone	112,858,996	Buy	02/27/15	16,252,000	14,598,249	(1,653,751)
Morgan Stanley	New Zealand Dollar	1,366,396	Buy	02/27/15	1,068,000	991,926	(76,074)
Morgan Stanley	Brazilian Real	97,178	Buy	03/20/15	34,651	35,762	1,111
Morgan Stanley	Swiss Franc	936,517	Buy	02/27/15	972,000	1,021,186	49,186
Morgan Stanley	Chilean Peso	42,359,358	Buy	03/20/15	67,775	66,555	(1,220)
Morgan Stanley	British Pound	738,248	Buy	02/27/15	1,159,000	1,111,779	(47,221)
Morgan Stanley	Israeli New Shekel	2,455,415	Buy	03/20/15	628,144	624,589	(3,555)
Morgan Stanley	Mexican Peso	99,324,357	Buy	03/20/15	6,666,288	6,607,051	(59,237)
Morgan Stanley	New Zealand Dollar	14,807,978	Buy	02/27/15	11,456,000	10,749,751	(706,249)
Morgan Stanley	Swedish Krona	39,041,130	Buy	02/27/15	5,256,000	4,719,335	(536,665)
Morgan Stanley	Turkish Lira	2,137,465	Buy	03/20/15	885,335	865,647	(19,688)
Morgan Stanley	Australian Dollar	1,779,877	Buy	02/27/15	1,526,000	1,383,637	(142,363)
Morgan Stanley	Swiss Franc	1,786,210	Buy	02/27/15	1,867,000	1,947,698	80,698
Morgan Stanley	New Zealand Dollar	4,917,138	Buy	02/27/15	3,829,000	3,569,563	(259,437)
Morgan Stanley	Swedish Krona	36,744,262	Buy	02/27/15	4,972,000	4,441,687	(530,313)
Morgan Stanley	EU Euro	25,804,155	Buy	02/27/15	32,364,000	29,164,356	(3,199,644)
Morgan Stanley	New Zealand Dollar	2,740,560	Buy	02/27/15	2,152,000	1,989,491	(162,509)
Morgan Stanley	Swedish Krona	14,215,515	Buy	02/27/15	1,924,000	1,718,387	(205,613)
Morgan Stanley	EU Euro	2,461,724	Buy	02/27/15	3,088,000	2,782,289	(305,711)
Morgan Stanley	Japanese Yen	224,749,501	Buy	02/27/15	1,924,000	1,914,351	(9,649)
Morgan Stanley	Swedish Krona	17,814,157	Buy	02/27/15	2,397,000	2,153,395	(243,605)
Morgan Stanley	Australian Dollar	392,582	Buy	02/27/15	311,266	305,185	(6,081)
Morgan Stanley	British Pound	433,857	Buy	02/27/15	659,234	653,376	(5,858)
Morgan Stanley	Japanese Yen	270,352,746	Buy	02/27/15	2,283,000	2,302,786	19,786
Morgan Stanley	EU Euro	21,472,166	Buy	02/27/15	24,128,000	24,268,258	140,258
Morgan Stanley	Norwegian Krone	13,598,356	Buy	02/27/15	1,776,000	1,758,940	(17,060)
JPMorgan Chase & Co.	New Zealand Dollar	10,746,568	Buy	02/27/15	8,387,000	7,801,398	(585,602)
							$(33,012,046)

Barclays Bank PLC	Swiss Franc	3,858,527	Sell	02/27/15	$4,422,000	$4,207,370	$214,630
Barclays Bank PLC	EU Euro	13,042,878	Sell	02/27/15	15,112,000	14,741,313	370,687
Barclays Bank PLC	Norwegian Krone	19,478,856	Sell	02/27/15	2,544,000	2,519,579	24,421
Barclays Bank PLC	Norwegian Krone	15,062,352	Sell	02/27/15	1,973,000	1,948,307	24,693
Barclays Bank PLC	EU Euro	4,629,516	Sell	02/27/15	5,640,000	5,232,368	407,632
Barclays Bank PLC	Norwegian Krone	36,821,126	Sell	02/27/15	5,427,000	4,762,792	664,208
Barclays Bank PLC	New Zealand Dollar	10,055,281	Sell	02/27/15	7,893,385	7,299,563	593,822
BNP Paribas Bank	EU Euro	4,365,344	Sell	02/27/15	4,881,000	4,933,796	(52,796)
BNP Paribas Bank	EU Euro	21,453,609	Sell	02/27/15	24,696,000	24,247,284	448,716
BNP Paribas Bank	EU Euro	1,874,713	Sell	02/27/15	2,294,000	2,118,837	175,163
BNP Paribas Bank	Japanese Yen	362,755,532	Sell	02/27/15	3,052,000	3,089,846	(37,846)
BNP Paribas Bank	Japanese Yen	1,430,938,465	Sell	02/27/15	12,147,000	12,188,316	(41,316)
BNP Paribas Bank	South African Rand	13,559,040	Sell	03/20/15	1,152,000	1,156,026	(4,026)
BNP Paribas Bank	British Pound	3,079,658	Sell	02/27/15	4,848,000	4,637,871	210,129
BNP Paribas Bank	Japanese Yen	2,557,011,394	Sell	02/27/15	21,742,000	21,779,876	(37,876)
Citigroup, Inc.	Canadian Dollar	1,422,894	Sell	02/27/15	1,128,000	1,119,399	8,601
Citigroup, Inc.	Australian Dollar	1,509,059	Sell	02/27/15	1,193,000	1,173,109	19,891
Citigroup, Inc.	EU Euro	4,368,035	Sell	02/27/15	4,881,000	4,936,838	(55,838)
Citigroup, Inc.	EU Euro	4,384,649	Sell	02/27/15	4,881,000	4,955,615	(74,615)
Citigroup, Inc.	British Pound	2,312,328	Sell	02/27/15	3,504,000	3,482,296	21,704
Citigroup, Inc.	Swedish Krona	14,670,236	Sell	02/27/15	1,806,000	1,773,354	32,646
Citigroup, Inc.	Australian Dollar	2,286,828	Sell	02/27/15	1,840,000	1,777,730	62,270
Citigroup, Inc.	Swiss Franc	4,170,449	Sell	02/27/15	4,245,000	4,547,493	(302,493)
Citigroup, Inc.	New Zealand Dollar	1,475,795	Sell	02/27/15	1,140,000	1,071,343	68,657
Citigroup, Inc.	EU Euro	3,645,591	Sell	02/27/15	4,511,000	4,120,318	390,682

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Canadian Dollar	1,410,703	Sell	02/27/15	$1,237,000	$1,109,808	$127,192
Citigroup, Inc.	South African Rand	23,934,620	Sell	03/20/15	2,018,480	2,040,634	(22,154)
Citigroup, Inc.	Australian Dollar	1,461,838	Sell	02/27/15	1,238,000	1,136,401	101,599
Citigroup, Inc.	EU Euro	3,384,165	Sell	02/27/15	4,224,000	3,824,849	399,151
Deutsche Bank AG	Norwegian Krone	17,670,921	Sell	02/27/15	2,256,000	2,285,724	(29,724)
Deutsche Bank AG	EU Euro	2,252,482	Sell	02/27/15	2,536,000	2,545,799	(9,799)
Deutsche Bank AG	EU Euro	4,364,762	Sell	02/27/15	4,881,000	4,933,139	(52,139)
Deutsche Bank AG	EU Euro	4,363,787	Sell	02/27/15	4,881,000	4,932,036	(51,036)
Deutsche Bank AG	EU Euro	21,488,891	Sell	02/27/15	24,696,000	24,287,160	408,840
Deutsche Bank AG	EU Euro	21,466,644	Sell	02/27/15	24,696,000	24,262,017	433,983
Deutsche Bank AG	Japanese Yen	208,666,912	Sell	02/27/15	1,764,000	1,777,364	(13,364)
Deutsche Bank AG	Swedish Krona	32,446,100	Sell	02/27/15	4,021,000	3,922,120	98,880
Deutsche Bank AG	Australian Dollar	12,264,105	Sell	02/27/15	10,047,000	9,533,846	513,154
Deutsche Bank AG	EU Euro	7,588,606	Sell	02/27/15	8,828,000	8,576,790	251,210
Deutsche Bank AG	New Zealand Dollar	4,773,254	Sell	02/27/15	3,669,000	3,465,111	203,889
Deutsche Bank AG	New Zealand Dollar	18,364,413	Sell	02/27/15	14,309,000	13,331,520	977,480
Deutsche Bank AG	EU Euro	21,248,635	Sell	02/27/15	25,030,000	24,015,619	1,014,381
Deutsche Bank AG	Swedish Krona	109,555,637	Sell	02/27/15	13,845,000	13,243,206	601,794
Deutsche Bank AG	British Pound	2,173,937	Sell	02/27/15	3,391,000	3,273,883	117,117
Deutsche Bank AG	EU Euro	6,021,350	Sell	02/27/15	7,435,000	6,805,446	629,554
Deutsche Bank AG	EU Euro	1,365,113	Sell	02/27/15	1,713,000	1,542,877	170,123
Deutsche Bank AG	Indonesian Rupiah	1,261,220,000	Sell	02/27/15	101,711	98,603	3,108
Goldman Sachs & Co.	Norwegian Krone	14,531,070	Sell	02/27/15	1,862,000	1,879,586	(17,586)
Goldman Sachs & Co.	Swiss Franc	10,952,458	Sell	02/27/15	12,460,000	11,942,652	517,348
Goldman Sachs & Co.	Swiss Franc	3,450,763	Sell	02/27/15	3,938,000	3,762,741	175,259
Goldman Sachs & Co.	Swiss Franc	10,921,100	Sell	02/27/15	12,460,000	11,908,458	551,542
Goldman Sachs & Co.	Canadian Dollar	1,600,915	Sell	02/27/15	1,339,000	1,259,449	79,551
Goldman Sachs & Co.	Canadian Dollar	7,934,836	Sell	02/27/15	6,635,000	6,242,378	392,622
Goldman Sachs & Co.	Japanese Yen	1,432,178,066	Sell	02/27/15	12,147,000	12,198,875	(51,875)
Goldman Sachs & Co.	Japanese Yen	3,041,338,017	Sell	02/27/15	25,533,000	25,905,229	(372,229)
Goldman Sachs & Co.	New Zealand Dollar	11,171,284	Sell	02/27/15	8,744,000	8,109,717	634,283
Goldman Sachs & Co.	Canadian Dollar	2,810,416	Sell	02/27/15	2,493,000	2,210,969	282,031
Goldman Sachs & Co.	New Zealand Dollar	13,875,466	Sell	02/27/15	10,785,000	10,072,800	712,200
Goldman Sachs & Co.	Swedish Krona	31,850,590	Sell	02/27/15	4,298,504	3,850,134	448,370
Morgan Stanley	Swiss Franc	1,578,190	Sell	02/27/15	1,619,000	1,720,871	(101,871)
Morgan Stanley	British Pound	688,672	Sell	02/27/15	1,078,000	1,037,119	40,881
Morgan Stanley	EU Euro	2,126,443	Sell	02/27/15	2,615,000	2,403,347	211,653
JPMorgan Chase & Co.	New Zealand Dollar	3,183,891	Sell	02/27/15	2,445,000	2,311,324	133,676
JPMorgan Chase & Co.	EU Euro	13,303,014	Sell	02/27/15	15,029,000	15,035,324	(6,324)
JPMorgan Chase & Co.	New Zealand Dollar	1,517,403	Sell	02/27/15	1,122,000	1,101,548	20,452
JPMorgan Chase & Co.	Canadian Dollar	1,711,591	Sell	02/27/15	1,372,000	1,346,518	25,482
JPMorgan Chase & Co.	British Pound	4,622,523	Sell	02/27/15	6,976,000	6,961,380	14,620
JPMorgan Chase & Co.	British Pound	3,780,229	Sell	02/27/15	5,676,000	5,692,911	(16,911)
JPMorgan Chase & Co.	British Pound	7,263,717	Sell	02/27/15	11,055,000	10,938,938	116,062
JPMorgan Chase & Co.	EU Euro	8,349,890	Sell	02/27/15	9,891,000	9,437,207	453,793

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	21,117,526	Sell	02/27/15	$25,030,000	$23,867,437	$1,162,563
JPMorgan Chase & Co.	Australian Dollar	11,541,089	Sell	02/27/15	9,404,000	8,971,790	432,210
JPMorgan Chase & Co.	EU Euro	9,107,127	Sell	02/27/15	11,075,000	10,293,052	781,948
JPMorgan Chase & Co.	New Zealand Dollar	5,909,342	Sell	02/27/15	4,549,000	4,289,846	259,154
JPMorgan Chase & Co.	Swiss Franc	1,989,808	Sell	02/27/15	2,047,000	2,169,703	(122,703)
JPMorgan Chase & Co.	Japanese Yen	1,431,167,921	Sell	02/27/15	12,147,000	12,190,270	(43,270)
JPMorgan Chase & Co.	Canadian Dollar	2,836,011	Sell	02/27/15	2,430,000	2,231,105	198,895
JPMorgan Chase & Co.	New Zealand Dollar	3,883,201	Sell	02/27/15	3,006,000	2,818,983	187,017
JPMorgan Chase & Co.	Australian Dollar	1,388,891	Sell	02/27/15	1,138,000	1,079,693	58,307
JPMorgan Chase & Co.	EU Euro	6,384,401	Sell	02/27/15	7,938,000	7,215,773	722,227
JPMorgan Chase & Co.	Japanese Yen	193,617,268	Sell	02/27/15	1,634,000	1,649,175	(15,175)
JPMorgan Chase & Co.	Australian Dollar	4,236,657	Sell	02/27/15	3,479,000	3,293,484	185,516
JPMorgan Chase & Co.	New Zealand Dollar	7,688,502	Sell	02/27/15	5,848,000	5,581,415	266,585
JPMorgan Chase & Co.	Australian Dollar	1,675,049	Sell	02/27/15	1,382,000	1,302,146	79,854
JPMorgan Chase & Co.	Australian Dollar	9,827,997	Sell	02/27/15	8,189,000	7,640,070	548,930
JPMorgan Chase & Co.	Canadian Dollar	3,730,790	Sell	02/27/15	3,265,000	2,935,032	329,968
JPMorgan Chase & Co.	British Pound	2,724,988	Sell	02/27/15	4,303,000	4,103,749	199,251
JPMorgan Chase & Co.	Australian Dollar	12,707,956	Sell	02/27/15	10,759,000	9,878,886	880,114
Morgan Stanley	EU Euro	7,748,964	Sell	02/27/15	9,129,000	8,758,029	370,971
Morgan Stanley	EU Euro	21,260,900	Sell	02/27/15	25,030,000	24,029,480	1,000,520
Morgan Stanley	EU Euro	8,060,529	Sell	02/27/15	9,628,000	9,110,166	517,834
Morgan Stanley	Japanese Yen	137,998,187	Sell	02/27/15	1,155,000	1,175,428	(20,428)
Morgan Stanley	Japanese Yen	1,431,492,125	Sell	02/27/15	12,147,000	12,193,032	(46,032)
Morgan Stanley	Swiss Franc	2,936,530	Sell	02/27/15	3,058,000	3,202,017	(144,017)
Morgan Stanley	Swiss Franc	6,402,721	Sell	02/27/15	6,637,000	6,981,580	(344,580)
Morgan Stanley	Swedish Krona	31,825,398	Sell	02/27/15	4,209,000	3,847,089	361,911
Morgan Stanley	EU Euro	20,608,400	Sell	02/27/15	25,533,000	23,292,013	2,240,987
Morgan Stanley	Swedish Krona	16,728,456	Sell	02/27/15	2,222,000	2,022,154	199,846
Morgan Stanley	Norwegian Krone	37,697,258	Sell	02/27/15	5,322,000	4,876,120	445,880
Morgan Stanley	Japanese Yen	103,277,842	Sell	02/27/15	863,000	879,691	(16,691)
Morgan Stanley	Australian Dollar	3,673,573	Sell	02/27/15	3,085,000	2,855,755	229,245
Morgan Stanley	Swedish Krona	24,857,603	Sell	02/27/15	3,306,000	3,004,814	301,186
Morgan Stanley	EU Euro	19,451,509	Sell	02/27/15	24,289,000	21,984,472	2,304,528
Morgan Stanley	Swedish Krona	107,125,159	Sell	02/27/15	14,422,000	12,949,407	1,472,593
Morgan Stanley	Swiss Franc	1,453,878	Sell	02/27/15	1,515,000	1,585,321	(70,321)
Morgan Stanley	Norwegian Krone	37,472,268	Sell	02/27/15	5,484,000	4,847,017	636,983
Morgan Stanley	British Pound	5,061,274	Sell	02/27/15	7,940,000	7,622,126	317,874
Morgan Stanley	Norwegian Krone	76,536,896	Sell	02/27/15	11,214,000	9,900,006	1,313,994
Morgan Stanley	British Pound	1,035,001	Sell	02/27/15	1,621,000	1,558,681	62,319
Morgan Stanley	British Pound	1,421,658	Sell	02/27/15	2,221,000	2,140,974	80,026
Morgan Stanley	Swiss Franc	2,064,084	Sell	02/27/15	2,142,000	2,250,694	(108,694)
Morgan Stanley	Australian Dollar	2,598,018	Sell	02/27/15	2,010,000	2,019,642	(9,642)
Morgan Stanley	British Pound	6,665,408	Sell	02/27/15	9,991,000	10,037,902	(46,902)
							$30,408,795

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

At January 31, 2015, the following futures contracts were outstanding for Voya Global Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	15	03/06/15	$2,854,366	$38,946
90-Day Eurodollar	1,116	03/14/16	276,656,400	624,960
90-Day Eurodollar	440	12/18/17	108,042,000	470,624
90-Day Eurodollar	440	03/19/18	107,965,000	525,066
90-Day Eurodollar	440	06/18/18	107,888,000	572,734
90-Day Eurodollar	440	09/17/18	107,822,000	624,066
Australia 10-Year Bond	20	03/16/15	2,051,895	67,712
Australia 3-Year Bond	70	03/16/15	6,094,676	53,975
Canada 10-Year Bond	78	03/20/15	8,942,347	606,527
Euro-Bobl 5-Year	51	03/06/15	7,543,154	80,324
Euro-Bund	20	03/06/15	3,602,197	152,505
Euro-Schatz	28	03/06/15	3,519,300	9,808
Long Gilt	58	03/27/15	10,821,274	611,666
Short Gilt	85	03/27/15	13,277,729	44,520
U.S. Treasury 10-Year Note	269	03/20/15	35,205,375	720,919
U.S. Treasury Long Bond	280	03/20/15	42,358,750	1,707,682
			$844,644,463	$6,912,034
Short Contracts
90-Day Eurodollar	(1,759)	03/16/15	(438,562,675)	(70,360)
90-Day Eurodollar	(558)	06/15/15	(138,997,800)	(43,245)
90-Day Eurodollar	(558)	12/19/16	(137,623,725)	(657,045)
U.S. Treasury 2-Year Note	(23)	03/31/15	(5,054,609)	(1,135)
U.S. Treasury 5-Year Note	(718)	03/31/15	(87,124,813)	(1,517,260)
U.S. Treasury Ultra Long Bond	(114)	03/20/15	(20,398,875)	(485,896)
			$(827,762,497)	$(2,774,941)

At January 31, 2015, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.23	Buy	(1.000)	InterContinental Exchange	12/20/19	USD	49,933,000	$(687,677)	$64,447
							$(687,677)	$64,447

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At January 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.183% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	10/03/16	EUR	58,000,000	$38,033	$39,426
Receive a fixed rate equal to 0.417% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	10/03/19	EUR	12,600,000	82,348	87,998
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	8,196,000,000	1,918,253	2,077,861
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	67,100,000	14,775	14,775
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	120,000,000	(335,279)	(335,279)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.273%	Chicago Mercantile Exchange	12/19/18	USD	447,372,000	(2,102,146)	(2,102,146)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	20,000,000	(451,833)	(451,833)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

		Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	103,870,000	$(1,694,040)	$(1,694,040)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7610%	Chicago Mercantile Exchange	12/15/19	USD	25,000,000	(503,062)	(503,062)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.225%	Chicago Mercantile Exchange	05/15/21	USD	54,900,000	(2,360,470)	(2,360,470)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	36,000,000	(1,544,563)	(1,544,563)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	13,000,000	(840,398)	(840,398)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	53,952,000	3,014,285	3,014,285
Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	211,860,000	6,688,948	6,688,949
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	112,280,000	(9,860,824)	(9,860,824)
					$(7,935,973)	$(7,769,321)

At January 31, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	BNP Paribas Bank	3-month USB-LIBOR-BBA	Pay	0.730%	01/09/17	USD 572,071,000	$2,479,928	$(2,552,007)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.580%	12/12/16	USD 143,554,000	418,089	(372,695)
Call OTC Swaption	BNP Paribas Bank	3-month USB-LIBOR-BBA	Receive	0.730%	01/09/17	USD 572,071,000	2,517,113	(2,281,872)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.580%	12/12/16	USD 143,554,000	418,101	(494,656)
				Total Written Swaptions			$5,833,231	$(5,701,230)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Purchased options	$550
Foreign exchange contracts	Forward foreign currency contracts	38,746,223
Interest rate contracts	Futures contracts	6,912,034
Credit contracts	Credit default swaps*	64,447
Interest rate contracts	Interest rate swaps*	11,923,294
Total Asset Derivatives		$57,646,548

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$41,349,474
Interest rate contracts	Futures contracts	2,774,941
Interest rate contracts	Interest rate swaps*	19,692,615
Interest rate contracts	Written options	5,701,230
Total Liability Derivatives		$69,518,260

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2015:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$-	$-	$550	$-	$-	$-	$-	$-	$-	$550
Forward foreign currency contracts	2,300,093	836,836	1,276,124	-	9,371,810	4,547,210	2,859	7,326,267	13,085,024	38,746,223
Total Assets	$2,300,093	$836,836	$1,276,674	$-	$9,371,810	$4,547,210	$2,859	$7,326,267	$13,085,024	$38,746,773

Liabilities:
Forward foreign currency contracts	$1,207,247	$859,242	$5,848,604	$122,787	$2,062,272	$9,471,445	$100,834	$9,313,375	$12,363,668	$41,349,474
Written options	-	4,833,879	-	-	-	-	-	-	867,351	5,701,230
Total Liabilities	$1,207,247	$5,693,121	$5,848,604	$122,787	$2,062,272	$9,471,445	$100,834	$9,313,375	$13,231,019	$47,050,704

Net OTC derivative instruments by counterparty, at fair value	$1,092,846	$(4,856,285)	$(4,571,930)	$(122,787)	$7,309,538	$(4,924,235)	$(97,975)	$(1,987,108)	$(145,995)	$(8,303,931)

Total cash collateral pledged by the Fund/(Received from counterparty)	$-	$5,080,000	$4,165,000	$-	$(6,650,000)	$-	$-	$1,790,000	$140,000	$4,525,000
Non-cash collateral pledged by the Fund/(Received from counterparty) (1)	(533,000)	-	-	-	-	-	-	-	-	(533,000)

Net Exposure(2)	$559,846	$223,715	$(406,930)	$(122,787)	$659,538	$(4,924,235)	$(97,975)	$(197,108)	$(5,995)	$(4,311,931)

(1)	Barclays Bank PLC had posted $533,000 principal value in U.S. Treasury Notes to the Fund at January 31, 2015.
(2)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Australia: 0.4%
104,816		ALS Ltd.	$395,777	0.4

		Belgium: 0.8%
23,200		Ageas	794,453	0.8

		Canada: 3.6%
9,359		Canadian Imperial Bank of Commerce	649,466	0.7
60,640		Cenovus Energy, Inc.	1,148,662	1.2
49,100		Enerplus Corp.	476,433	0.5
37,832		Shaw Communications, Inc. - Class B	873,527	0.9
7,745		TransCanada Corp.	344,615	0.3
			3,492,703	3.6

		France: 8.0%
36,141		BNP Paribas	1,897,588	2.0
9,029		Casino Guichard Perrachon S.A.	819,129	0.8
27,306		Cie de Saint-Gobain	1,163,250	1.2
24,737		Eutelsat Communications	849,798	0.9
45,334		Gaz de France	1,005,431	1.0
9,066		Sanofi	835,336	0.9
22,723		Vinci S.A.	1,193,729	1.2
			7,764,261	8.0

		Germany: 3.7%
33,214		Deutsche Bank AG	964,120	1.0
17,900		SAP SE	1,168,288	1.2
9,881		Siemens AG	1,043,793	1.1
9,700		Wincor Nixdorf AG	444,522	0.4
			3,620,723	3.7

		Hong Kong: 0.6%
72,950		Cheung Kong Infrastructure Holdings Ltd.	598,720	0.6

		Italy: 2.3%
59,064		Assicurazioni Generali S.p.A.	1,246,575	1.3
60,386		ENI S.p.A.	1,016,206	1.0
			2,262,781	2.3

		Japan: 8.0%
15,300		Canon, Inc.	484,022	0.5
71,700		Itochu Corp.	725,996	0.8
266,200		Mitsubishi UFJ Financial Group, Inc.	1,414,659	1.5
61,900		Mitsui & Co., Ltd.	787,663	0.8
140,700		Nissan Motor Co., Ltd.	1,199,780	1.2
13,800		Secom Co., Ltd.	801,037	0.8
32,200		Sumitomo Mitsui Financial Group, Inc.	1,080,530	1.1
25,800		Takeda Pharmaceutical Co., Ltd.	1,288,951	1.3
			7,782,638	8.0

		Netherlands: 2.7%
75,100		ArcelorMittal	717,479	0.8
61,641		Royal Dutch Shell PLC	1,875,478	1.9
			2,592,957	2.7

		Singapore: 1.4%
330,000		Singapore Telecommunications Ltd.	993,787	1.0
22,000		United Overseas Bank Ltd.	376,217	0.4
			1,370,004	1.4

		Spain: 1.2%
79,800		Telefonica S.A.	1,196,628	1.2

		Sweden: 2.5%
15,100		Electrolux AB	464,755	0.5
67,690		Telefonaktiebolaget LM Ericsson	820,691	0.8
102,871		Volvo AB - B Shares	1,204,336	1.2
			2,489,782	2.5

		Switzerland: 5.3%
41,253		Credit Suisse Group	868,617	0.9
13,017		Novartis AG	1,268,543	1.3
5,177		Roche Holding AG - Genusschein	1,395,292	1.4
54,764		STMicroelectronics NV	454,724	0.5
3,569		Zurich Insurance Group AG	1,183,403	1.2
			5,170,579	5.3

		Taiwan: 1.6%
28,700		MediaTek, Inc.	436,391	0.4
50,199		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,140,019	1.2
			1,576,410	1.6

		United Kingdom: 13.1%
334,105		Barclays PLC	1,173,391	1.2
238,056		BP PLC	1,529,284	1.6
127,472		HSBC Holdings PLC	1,166,271	1.2
23,875		Imperial Tobacco Group PLC	1,121,389	1.1
222,888		J Sainsbury PLC	854,112	0.9
239,900		Kingfisher PLC	1,234,089	1.3
38,176		Petrofac Ltd.	404,461	0.4
139,395		Rexam PLC	890,775	0.9
26,301		Rio Tinto PLC	1,155,748	1.2
118,700	@	RSA Insurance Group PLC	809,985	0.8
32,200		Scottish & Southern Energy PLC	779,199	0.8
472,567		Vodafone Group PLC	1,661,779	1.7
			12,780,483	13.1

		United States: 40.5%
12,123		AbbVie, Inc.	731,623	0.7
12,100		ADT Corp.	416,240	0.4
16,100		Altria Group, Inc.	854,910	0.9

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
13,700	American Electric Power Co., Inc.	$860,497	0.9
7,529	Amgen, Inc.	1,146,366	1.2
8,828	Apple, Inc.	1,034,288	1.1
14,050	Baxter International, Inc.	987,855	1.0
6,465	Bristol-Myers Squibb Co.	389,646	0.4
8,916	Caterpillar, Inc.	713,012	0.7
10,878	CenturyTel, Inc.	404,335	0.4
9,868	Chevron Corp.	1,011,766	1.0
59,869	Cisco Systems, Inc.	1,578,446	1.6
39,025	Citigroup, Inc.	1,832,224	1.9
32,700	ConAgra Foods, Inc.	1,158,561	1.2
9,182	Dow Chemical Co.	414,659	0.4
17,189	Eli Lilly & Co.	1,237,608	1.3
51	Equinix, Inc.	11,060	0.0
17,242	ExxonMobil Corp.	1,507,296	1.5
56,921	Freeport-McMoRan, Inc.	956,842	1.0
29,600	Gap, Inc.	1,219,224	1.2
81,130	General Electric Co.	1,938,196	2.0
11,092	Intel Corp.	366,480	0.4
11,543	Johnson & Johnson	1,155,916	1.2
20,065	JPMorgan Chase & Co.	1,091,135	1.1
13,140	Macy's, Inc.	839,383	0.9
39,200	Mattel, Inc.	1,054,480	1.1
16,958	McDonald's Corp.	1,567,598	1.6
30,928	Metlife, Inc.	1,438,152	1.5
32,943	Microsoft Corp.	1,330,897	1.4
11,269	Molson Coors Brewing Co.	855,655	0.9
21,337	Northeast Utilities	1,185,910	1.2
60,356	Pfizer, Inc.	1,886,125	1.9
13,732	PNC Financial Services Group, Inc.	1,160,903	1.2
13,454	Procter & Gamble Co.	1,134,038	1.2
7,807	Seagate Technology	440,627	0.5
12,900	Stanley Black & Decker, Inc.	1,208,085	1.2
47,100	Symantec Corp.	1,166,667	1.2
9,400	Verizon Communications, Inc.	429,674	0.4
7,563	Verizon Communications, Inc. - VZC	346,541	0.4
6,080	VF Corp.	421,770	0.4
		39,484,690	40.5

	Total Common Stock
	(Cost $93,227,000)	93,373,589	95.7

	Assets in Excess of Other Liabilities	4,179,556	4.3
	Net Assets	$97,553,145	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $93,573,531.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,009,581
Gross Unrealized Depreciation	(7,209,523)

Net Unrealized Depreciation	$(199,942)

Sector Diversification	Percentage of Net Assets
Financials	19.8%
Health Care	12.6
Industrials	11.8
Information Technology	11.2
Consumer Discretionary	10.0
Energy	9.4
Consumer Staples	7.0
Telecommunication Services	5.1
Utilities	4.5
Materials	4.3
Assets in Excess of Other Liabilities	4.3
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$395,777	$–	$395,777
Belgium	–	794,453	–	794,453
Canada	3,492,703	–	–	3,492,703
France	–	7,764,261	–	7,764,261
Germany	–	3,620,723	–	3,620,723
Hong Kong	–	598,720	–	598,720
Italy	–	2,262,781	–	2,262,781
Japan	–	7,782,638	–	7,782,638
Netherlands	–	2,592,957	–	2,592,957
Singapore	–	1,370,004	–	1,370,004
Spain	–	1,196,628	–	1,196,628
Sweden	–	2,489,782	–	2,489,782
Switzerland	–	5,170,579	–	5,170,579
Taiwan	1,140,019	436,391	–	1,576,410
United Kingdom	–	12,780,483	–	12,780,483
United States	39,138,149	346,541	–	39,484,690
Total Common Stock	43,770,871	49,602,718	–	93,373,589
Total Investments, at fair value	$43,770,871	$49,602,718	$–	$93,373,589

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Natural Resources Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Canada: 8.9%
74,600		Alamos Gold, Inc.	$398,039	0.6
55,500		Barrick Gold Corp.	709,290	1.1
36,500	@	Dominion Diamond Corp.	606,371	0.9
40,721		Eldorado Gold Corp.	194,646	0.3
45,208		GoldCorp, Inc.	1,086,348	1.6
268,600	@	Lundin Mining Corp.	955,436	1.5
47,200	@	MEG Energy Corp.	719,868	1.1
22,404	@	Seven Generations Energy Ltd.	288,094	0.4
30,700		Suncor Energy, Inc.	915,167	1.4
			5,873,259	8.9

		France: 1.7%
22,000		Total S.A. ADR	1,133,220	1.7

		Netherlands: 1.7%
18,273		Royal Dutch Shell PLC - Class A ADR	1,122,876	1.7

		Switzerland: 0.2%
438		Burckhardt Compression Holding AG	135,486	0.2

		United Kingdom: 2.7%
45,200		Noble Corp. PLC	733,144	1.1
4,913		Randgold Resources Ltd. ADR	418,882	0.7
14,013		Rio Tinto PLC	615,775	0.9
			1,767,801	2.7

		United States: 82.9%
19,900		Albemarle Corp.	960,374	1.4
38,100		Anadarko Petroleum Corp.	3,114,675	4.7
24,500	@	C&J Energy Services, Inc.	252,350	0.4
1,300		CF Industries Holdings, Inc.	396,994	0.6
41,267		Chevron Corp.	4,231,105	6.4
61,200	@	Cobalt International Energy, Inc.	558,144	0.8
13,500	@	Concho Resources, Inc.	1,496,475	2.3
28,600		ConocoPhillips	1,801,228	2.7
29,000		Consol Energy, Inc.	839,550	1.3
35,900		Devon Energy Corp.	2,163,693	3.3
39,300		EOG Resources, Inc.	3,498,879	5.3
75,564		ExxonMobil Corp.	6,605,805	10.0
19,000	@	Flotek Industries, Inc.	307,230	0.5
28,200	@	Forum Energy Technologies, Inc.	435,690	0.6
59,281		Freeport-McMoRan, Inc.	996,514	1.5
35,063	@	FX Energy, Inc.	48,387	0.1
17,828		Halliburton Co.	712,942	1.1
30,000		Hess Corp.	2,024,700	3.1
63,000	@	Laredo Petroleum, Inc.	618,030	0.9
1,700		Monsanto Co.	200,566	0.3
14,600		Mosaic Co.	710,874	1.1
37,100	@	Newfield Exploration Co.	1,104,838	1.7
50,200		Occidental Petroleum Corp.	4,016,000	6.1
11,200		Oceaneering International, Inc.	586,432	0.9
14,600		Packaging Corp. of America	1,107,410	1.7
50,600		Patterson-UTI Energy, Inc.	868,296	1.3
34,650		Phillips 66	2,436,588	3.7
20,000		Range Resources Corp.	925,400	1.4
5,200		Royal Gold, Inc.	376,792	0.6
59,060		Schlumberger Ltd.	4,865,953	7.3
38,600		Steel Dynamics, Inc.	657,744	1.0
20,500	@	Stillwater Mining Co	280,235	0.4
20,700		Superior Energy Services	414,000	0.6
7,400		Union Pacific Corp.	867,354	1.3
16,400	@	Unit Corp.	488,392	0.7
25,500		US Silica Holdings, Inc.	642,600	1.0
42,500		Valero Energy Corp.	2,247,400	3.4
29,200	@	Whiting Petroleum Corp.	876,584	1.3
2,200		Worthington Industries	65,846	0.1
			54,802,069	82.9

	Total Common Stock
	(Cost $64,349,248)		64,834,711	98.1

SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
1,382,690		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
		(Cost $1,382,690)	1,382,690	2.1

	Total Short-Term Investments
	(Cost $1,382,690)		1,382,690	2.1

	Total Investments in Securities (Cost $65,731,938)		$66,217,401	100.2
	Liabilities in Excess of Other Assets		(100,960)	(0.2)
	Net Assets		$66,116,441	100.0

Voya Global Natural Resources Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of January 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $67,511,495.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$10,435,594
Gross Unrealized Depreciation	(11,729,688)

Net Unrealized Depreciation	$(1,294,094)

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	28.7%
Oil & Gas Exploration & Production	25.6
Oil & Gas Equipment & Services	9.6
Oil & Gas Refining & Marketing	7.1
Gold	4.9
Materials	3.4
Oil & Gas Drilling	3.1
Diversified Metals & Mining	3.0
Energy	2.6
Paper Packaging	1.7
Road & Rail	1.3
Oil & Gas Services	1.3
Coal & Consumable Fuels	1.3
Fertilizers & Agricultural Chemicals	1.1
Mining	1.0
Metals & Mining	0.9
Retail	0.9
Precious Metals & Minerals	0.4
Machinery-Diversified	0.2
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Canada	$5,873,259	$–	$–	$5,873,259
France	1,133,220	–	–	1,133,220
Netherlands	1,122,876	–	–	1,122,876
Switzerland	–	135,486	–	135,486
United Kingdom	1,152,026	615,775	–	1,767,801
United States	54,802,069	–	–	54,802,069
Total Common Stock	64,083,450	751,261	–	64,834,711
Short-Term Investments	1,382,690	–	–	1,382,690
Total Investments, at fair value	$65,466,140	$751,261	$–	$66,217,401

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Perspectives Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
	Affiliated Investment Companies: 99.9%
197,526	Voya Corporate Leaders 100 Fund - Class I	$3,379,667	10.0
328,452	Voya Global Bond Fund - Class R6	3,422,471	10.1
157,639	Voya Global Real Estate Fund - Class R6	3,349,826	9.9
391,745	Voya GNMA Income Fund - Class I	3,419,931	10.1
425,803	Voya High Yield Bond Fund - Class I	3,431,970	10.1
334,734	Voya Intermediate Bond Fund - Class R6	3,437,717	10.1
363,832	Voya International Core Fund - Class I	3,369,082	9.9
136,584	@ Voya MidCap Opportunities Fund - Class R6	3,366,786	9.9
319,510	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,361,244	9.9
197,467	@ Voya Small Company Fund - Class R6	3,362,867	9.9

	Total Mutual Funds
	(Cost $35,014,840)	33,901,561	99.9

	Assets in Excess of Other Liabilities	28,489	0.1
	Net Assets	$33,930,050	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $35,037,372.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$402,956
Gross Unrealized Depreciation	(1,538,767)

Net Unrealized Depreciation	$(1,135,811)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$33,901,561	$–	$–	$33,901,561
Total Investments, at fair value	$33,901,561	$–	$–	$33,901,561

Voya Global Perspectives Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation(Depreciation)	Ending Market Value at 1/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Core Equity Research Fund - Class R6	$3,018,212	$717,974	$(3,533,097)	$(203,089)	$-	$26,272	$(162,115)	$383,233
Voya Corporate Leaders 100 Fund - Class I	-	3,540,095	(33,790)	(126,638)	3,379,667	-	(221)	-
Voya Global Bond Fund - Class R6	2,981,382	586,848	(44,497)	(101,262)	3,422,471	34,011	160	-
Voya Global Real Estate Fund - Class R6	3,151,654	452,145	(342,801)	88,828	3,349,826	32,630	49,579	-
Voya GNMA Income Fund - Class I	2,986,155	501,943	(76,485)	8,318	3,419,931	29,403	372	-
Voya High Yield Bond Fund - Class I	3,018,866	550,445	(45,397)	(91,944)	3,431,970	45,695	(739)	-
Voya Intermediate Bond Fund - Class R6	2,993,428	491,501	(109,643)	62,431	3,437,717	23,347	4,608	-
Voya International Core Fund - Class I	2,968,504	955,331	(48,003)	(506,750)	3,369,082	28,602	(3,345)	436,373
Voya MidCap Opportunities Fund - Class R6	3,029,971	784,752	(151,317)	(296,620)	3,366,786	4,581	8,800	360,656
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,977,779	733,033	(45,827)	(303,741)	3,361,244	48,759	(1,170)	-
Voya Small Company Fund - Class R6	3,099,519	715,279	(170,624)	(281,307)	3,362,867	16,064	10,834	268,224
	$30,225,470	$10,029,346	$(4,601,481)	$(1,751,774)	$33,901,561	$289,364	$(93,237)	$1,448,486

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Global Real Estate Fund	as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Australia: 5.9%
17,301,600		Federation Centres Ltd	$40,580,773	0.7
13,163,409		Goodman Group	62,403,107	1.1
8,449,809		Investa Office Fund	25,270,660	0.5
43,434,185		Mirvac Group	64,965,777	1.2
9,024,705		Scentre Group	26,517,128	0.5
15,377,642		Stockland	52,154,762	1.0
6,244,426		Westfield Corp.	47,633,587	0.9
			319,525,794	5.9

		Canada: 0.7%
483,400		Boardwalk Real Estate Investment Trust	23,331,173	0.4
454,500		Canadian Real Estate Investment Trust	17,247,179	0.3
			40,578,352	0.7

		China: 0.5%
8,952,840		China Overseas Land & Investment Ltd.	25,815,418	0.5

		France: 4.9%
596,740		ICADE	52,085,467	1.0
1,778,557		Klepierre	83,694,791	1.5
817,800		Mercialys	19,793,736	0.4
377,022		Unibail-Rodamco SE	106,191,176	2.0
			261,765,170	4.9

		Germany: 2.1%
1,275,606		Deutsche Wohnen AG	33,135,499	0.6
1,061,173		LEG Immobilien AG	81,254,908	1.5
			114,390,407	2.1

		Hong Kong: 7.0%
8,939,994		Hongkong Land Holdings Ltd.	66,245,356	1.2
8,610,400		Link Real Estate Investment Trust	58,246,760	1.1
20,525,300		New World Development Ltd.	24,471,274	0.4
9,539,800		Sun Hung Kai Properties Ltd.	155,234,606	2.9
13,546,800		Swire Properties Ltd.	43,491,122	0.8
3,982,100		Wharf Holdings Ltd.	32,259,913	0.6
			379,949,031	7.0

		Japan: 11.4%
19,837		GLP J-Reit	22,532,308	0.4
20,150		Japan Hotel REIT Investment Corp.	13,278,967	0.2
12,758		Japan Real Estate Investment Corp.	61,983,446	1.2
29,054		Japan Retail Fund Investment Corp.	62,933,829	1.2
6,062		Kenedix Office Investment Corp.	35,999,176	0.7
3,966,223		Mitsubishi Estate Co., Ltd.	79,803,457	1.5
5,945,688		Mitsui Fudosan Co., Ltd.	150,316,599	2.8
16,052		Nippon Prologis REIT, Inc.	37,793,649	0.7
1,871,000		NTT Urban Development Corp.	17,950,737	0.3
18,510		Orix JREIT, Inc.	27,737,265	0.5
1,987,900		Sumitomo Realty & Development Co., Ltd.	63,408,291	1.2
1,152,800		Tokyo Tatemono Co., Ltd.	7,782,755	0.1
19,533		United Urban Investment Corp.	31,267,754	0.6
			612,788,233	11.4

		Luxembourg: 0.5%
1,190,880	@	GAGFAH SA	26,536,966	0.5

		Netherlands: 0.7%
413,868		Eurocommercial Properties NV	18,420,749	0.3
4,354,615		Nieuwe Steen Investments Funds NV	19,493,265	0.4
			37,914,014	0.7

		Singapore: 3.2%
32,131,600		CapitaCommercial Trust	42,040,902	0.8
22,530,000		CapitaLand Ltd.	57,824,891	1.1
9,903,900		CapitaMall Trust	15,300,969	0.3
14,989,300		Global Logistic Properties Ltd.	27,966,900	0.5
19,328,700		Suntec Real Estate Investment Trust	26,815,285	0.5
			169,948,947	3.2

		Sweden: 0.4%
1,625,909		Hufvudstaden AB	21,296,897	0.4

		Switzerland: 0.3%
158,911		PSP Swiss Property AG	16,403,158	0.3

		United Kingdom: 7.1%
6,862,753		British Land Co. PLC	85,523,338	1.6
1,106,270		Derwent Valley Holdings PLC	54,059,517	1.0
3,753,209		Great Portland Estates PLC	44,272,761	0.8
5,940,069		Hammerson PLC	61,466,822	1.1
5,635,468		Land Securities Group PLC	108,009,560	2.0
4,626,330		Safestore Holdings Ltd.	18,811,698	0.4
1,431,670		Unite Group PLC	10,564,151	0.2
			382,707,847	7.1

		United States: 54.2%
5,562,400		American Realty Capital Properties, Inc.	51,535,636	1.0
734,408		AvalonBay Communities, Inc.	127,045,240	2.4
1,772,712		BioMed Realty Trust, Inc.	43,342,808	0.8
444,930		Boston Properties, Inc.	61,756,284	1.1

PORTFOLIO OF INVESTMENTS
Voya Global Real Estate Fund	as of January 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
1,934,231	Brandywine Realty Trust	$32,127,577	0.6
942,050	DCT Industrial Trust, Inc.	35,571,808	0.7
4,296,000	DDR Corp.	84,201,600	1.6
1,868,200	Douglas Emmett, Inc.	53,206,336	1.0
3,201,900	Duke Realty Corp.	69,897,477	1.3
2,435,300	Equity Residential	189,003,633	3.5
444,102	Essex Property Trust, Inc.	100,389,257	1.9
662,800	@ Forest City Enterprises, Inc.	16,238,600	0.3
4,110,711	General Growth Properties, Inc.	124,061,258	2.3
2,176,800	Health Care Real Estate Investment Trust, Inc.	178,388,760	3.3
1,449,200	Healthcare Realty Trust, Inc.	43,606,428	0.8
1,334,520	Healthcare Trust of America, Inc.	39,314,959	0.7
577,480	Highwoods Properties, Inc.	27,141,560	0.5
828,700	@ Hilton Worldwide Holdings, Inc.	21,521,339	0.4
6,080,435	Host Hotels & Resorts, Inc.	139,181,157	2.6
1,209,800	Kilroy Realty Corp.	89,706,670	1.7
3,179,630	Kimco Realty Corp.	87,916,770	1.6
2,774,400	Lexington Realty Trust	31,655,904	0.6
805,884	Liberty Property Trust	32,477,125	0.6
800,741	Macerich Co.	68,871,733	1.3
2,578,700	@ Paramount Group, Inc.	49,897,845	0.9
634,400	Pebblebrook Hotel Trust	29,461,536	0.5
770,900	Post Properties, Inc.	46,832,175	0.9
3,351,182	ProLogis, Inc.	151,272,356	2.8
360,024	Public Storage, Inc.	72,307,220	1.3
1,216,400	Ramco-Gershenson Properties	23,804,948	0.4
1,114,050	Simon Property Group, Inc.	221,317,173	4.1
1,006,330	SL Green Realty Corp.	126,797,580	2.4
4,746,900	Spirit Realty Capital, Inc.	61,045,134	1.1
2,883,900	@ Strategic Hotel Capital, Inc.	38,701,938	0.7
575,500	Sun Communities, Inc.	38,978,615	0.7
1,772,300	Sunstone Hotel Investors, Inc.	30,217,715	0.6
571,720	Tanger Factory Outlet Centers, Inc.	22,497,182	0.4
524,330	Taubman Centers, Inc.	42,968,844	0.8
2,866,055	UDR, Inc.	95,324,989	1.8
500,801	Urban Edge Properties	11,889,016	0.2
1,001,602	Vornado Realty Trust	110,616,925	2.0
		2,922,091,110	54.2

	Total Common Stock
	(Cost $3,711,984,948)	5,331,711,344	98.9

WARRANTS: 0.0%
	Hong Kong: 0.0%
360,291	@ Sun Hung Kai Properties Ltd.	1,301,311	0.0

	Total Warrants
	(Cost $111,517)	1,301,311	0.0

	Total Long-Term Investments
	(Cost $3,712,096,465)	5,333,012,655	98.9

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
20,180,498	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $20,180,498)	20,180,498	0.4

	Total Short-Term Investments
	(Cost $20,180,498)	20,180,498	0.4

	Total Investments in Securities (Cost $3,732,276,963)	$5,353,193,153	99.3
	Assets in Excess of Other Liabilities	37,079,763	0.7
	Net Assets	$5,390,272,916	100.0

††	Rate shown is the 7-day yield as of January 31, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $3,974,504,630.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,541,581,770
Gross Unrealized Depreciation	(162,893,247)

Net Unrealized Appreciation	$1,378,688,523

REIT Diversification	Percentage of Net Assets
Retail REITs	23.9%
Diversified REITs	15.4
Residential REITs	12.6
Diversified Real Estate Activities	11.5
Office REITs	11.4
Real Estate Operating Companies	7.0
Specialized REITs	5.9
Industrial REITs	5.0
Hotels, Resorts & Cruise Lines	4.3
Real Estate Services	1.4
Real Estate Development	0.5
Assets in Excess of Other Liabilities*	1.1
Net Assets	100.0%

*	Includes short-term investments.

PORTFOLIO OF INVESTMENTS
Voya Global Real Estate Fund	as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$319,525,794	$–	$319,525,794
Canada	40,578,352	–	–	40,578,352
China	–	25,815,418	–	25,815,418
France	–	261,765,170	–	261,765,170
Germany	–	114,390,407	–	114,390,407
Hong Kong	66,245,356	313,703,675	–	379,949,031
Japan	–	612,788,233	–	612,788,233
Luxembourg	26,536,966	–	–	26,536,966
Netherlands	–	37,914,014	–	37,914,014
Singapore	57,341,871	112,607,076	–	169,948,947
Sweden	–	21,296,897	–	21,296,897
Switzerland	–	16,403,158	–	16,403,158
United Kingdom	10,564,151	372,143,696	–	382,707,847
United States	2,922,091,110	–	–	2,922,091,110
Total Common Stock	3,123,357,806	2,208,353,538	–	5,331,711,344
Warrants	1,301,311	–	–	1,301,311
Short-Term Investments	20,180,498	–	–	20,180,498
Total Investments, at fair value	$3,144,839,615	$2,208,353,538	$–	$5,353,193,153

(1)	For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2015, securities valued at $52,876,958 and $117,132,,025 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Fund	as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 2.6%
175,070		BHP Billiton Ltd.	$4,037,951	1.2
92,229		Macquarie Group Ltd.	4,420,692	1.4
			8,458,643	2.6

		China: 4.1%
5,105,000		Bank of China Ltd.	2,849,911	0.9
3,546,000		China Construction Bank	2,838,505	0.9
12,100,000	@	China Hongxing Sports Ltd.	64,288	0.0
306,224		China Mobile Ltd.	4,014,134	1.2
2,985,326		China Railway Construction Corp. Ltd.	3,421,782	1.1
			13,188,620	4.1

		France: 5.3%
40,753		Casino Guichard Perrachon S.A.	3,697,193	1.2
43,357		Renault S.A.	3,313,605	1.0
193,028		Suez Environnement S.A.	3,548,292	1.1
124,708		Total S.A.	6,401,307	2.0
			16,960,397	5.3

		Germany: 4.9%
47,050		BASF AG	4,208,024	1.3
27,001		Bayerische Motoren Werke AG	3,139,948	1.0
19,965		Muenchener Rueckversicherungs-Gesellschaft AG	4,002,598	1.3
40,526		Siemens AG	4,281,020	1.3
			15,631,590	4.9

		Hong Kong: 0.1%
6,582,000	@	Chaoda Modern Agriculture Holdings Ltd.	460,740	0.1

		Ireland: 1.3%
60,275		Medtronic PLC	4,303,635	1.3

		Italy: 1.1%
1,184,954		Intesa Sanpaolo S.p.A.	3,465,100	1.1

		Japan: 8.7%
1,160,000		Aozora Bank Ltd.	4,221,450	1.3
163,238		Japan Tobacco, Inc.	4,446,057	1.4
203,158		LIXIL Group Corp.	3,958,344	1.2
298,714		Mitsubishi Corp.	5,211,130	1.6
89,482		Shionogi & Co., Ltd.	2,685,109	0.9
115,610		Toyota Motor Corp.	7,453,490	2.3
			27,975,580	8.7

		Netherlands: 7.1%
79,104		Airbus Group NV	4,214,650	1.3
80,962		Koninklijke DSM NV	4,294,270	1.3
115,721		Koninklijke Philips NV	3,190,977	1.0
130,464		Reed Elsevier NV	3,189,643	1.0
68,180		Royal Dutch Shell PLC - Class A ADR	4,189,661	1.3
88,789		Unilever NV	3,850,284	1.2
			22,929,485	7.1

		New Zealand: 1.0%
1,317,867		Spark New Zealand Ltd.	3,157,863	1.0

		Norway: 1.2%
179,289		Telenor ASA	3,851,624	1.2

		Singapore: 1.0%
195,649		United Overseas Bank Ltd.	3,345,750	1.0

		South Africa: 2.1%
135,754		MTN Group Ltd.	2,344,297	0.7
48,499		Sasol Ltd.	1,751,783	0.6
160,618		Spar Group Ltd./The	2,533,714	0.8
			6,629,794	2.1

		South Korea: 1.0%
62,074		Hyundai Marine & Fire Insurance Co., Ltd.	1,477,255	0.5
23,896		KT&G Corp.	1,744,361	0.5
			3,221,616	1.0

		Sweden: 1.1%
276,564		Nordea Bank AB	3,511,193	1.1

		Switzerland: 3.5%
63,880		Novartis AG	6,225,285	1.9
19,080		Roche Holding AG - Genusschein	5,142,392	1.6
			11,367,677	3.5

		Taiwan: 1.6%
142,000		MediaTek, Inc.	2,159,145	0.7
134,582		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,056,357	0.9
			5,215,502	1.6

		United Kingdom: 2.2%
140,318		Admiral Group PLC	3,052,551	0.9
1,015,049		Legal & General Group PLC	4,076,578	1.3
			7,129,129	2.2

		United States: 48.2%
71,342		Altria Group, Inc.	3,788,260	1.2
90,468		Apple, Inc.	10,599,231	3.3
83,990		Blackstone Group LP	3,136,187	1.0
53,230		Brinker International, Inc.	3,110,229	1.0
38,339		Cardinal Health, Inc.	3,189,421	1.0
96,045		CenturyTel, Inc.	3,569,993	1.1
219,993		Cisco Systems, Inc.	5,800,115	1.8
132,606		ConAgra Foods, Inc.	4,698,231	1.5
30,631		CVS Caremark Corp.	3,006,739	0.9
29,841		Extra Space Storage, Inc.	1,969,506	0.6
43,675		Hess Corp.	2,947,626	0.9

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Fund	as of January 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
44,749	Home Depot, Inc.	$4,672,691	1.4
89,345	JPMorgan Chase & Co.	4,858,581	1.5
93,594	KAR Auction Services, Inc.	3,192,491	1.0
78,674	Kraft Foods Group, Inc.	5,140,559	1.6
76,943	Macy's, Inc.	4,915,119	1.5
94,464	Merck & Co., Inc.	5,694,290	1.8
110,867	Microchip Technology, Inc.	5,000,102	1.6
216,450	Microsoft Corp.	8,744,580	2.7
65,809	Nike, Inc.	6,070,880	1.9
42,340	Occidental Petroleum Corp.	3,387,200	1.0
81,000	Oracle Corp.	3,393,090	1.1
178,405	Pfizer, Inc.	5,575,156	1.7
49,406	Procter & Gamble Co.	4,164,432	1.3
61,856	Prudential Financial, Inc.	4,693,633	1.5
60,900	Schlumberger Ltd.	5,017,551	1.6
105,159	Southern Co.	5,333,664	1.7
79,949	Starwood Property Trust, Inc.	1,913,180	0.6
122,330	Steel Dynamics, Inc.	2,084,503	0.6
36,053	Union Pacific Corp.	4,225,772	1.3
37,900	United Technologies Corp.	4,350,162	1.3
45,849	UnitedHealth Group, Inc.	4,871,456	1.5
24,900	Ventas, Inc.	1,987,269	0.6
49,011	Walt Disney Co.	4,458,041	1.4
105,616	Wells Fargo & Co.	5,483,583	1.7
		155,043,523	48.2

	Total Common Stock
	(Cost $309,167,295)	315,847,461	98.1

PREFERRED STOCK: 1.4%
	Brazil: 1.4%
428,386	Cia Energetica de Minas Gerais	1,901,454	0.6
197,151	Itau Unibanco Holding S.A.	2,417,318	0.8

	Total Preferred Stock
	(Cost $5,460,440)	4,318,772	1.4

	Total Long-Term Investments
	(Cost $314,627,735)	320,166,233	99.5

SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
153,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $153,000)	153,000	0.0

	Total Short-Term Investments
	(Cost $153,000)	153,000	0.0

	Total Investments in Securities (Cost $314,780,735)	$320,319,233	99.5
	Assets in Excess of Other Liabilities	1,727,827	0.5
	Net Assets	$322,047,060	100.0

††	Rate shown is the 7-day yield as of January 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $315,499,582.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,432,641
Gross Unrealized Depreciation	(18,612,990)

Net Unrealized Appreciation	$4,819,651

Sector Diversification	Percentage of Net Assets
Financials	20.0%
Consumer Discretionary	12.5
Information Technology	12.1
Health Care	11.7
Consumer Staples	11.7
Industrials	11.1
Energy	7.4
Telecommunication Services	5.2
Materials	4.4
Utilities	3.4
Short-Term Investments	0.0
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Fund	as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,458,643	$–	$8,458,643
China	–	13,124,332	64,288	13,188,620
France	–	16,960,397	–	16,960,397
Germany	–	15,631,590	–	15,631,590
Hong Kong	–	–	460,740	460,740
Ireland	4,303,635	–	–	4,303,635
Italy	–	3,465,100	–	3,465,100
Japan	–	27,975,580	–	27,975,580
Netherlands	4,189,661	18,739,824	–	22,929,485
New Zealand	–	3,157,863	–	3,157,863
Norway	–	3,851,624	–	3,851,624
Singapore	–	3,345,750	–	3,345,750
South Africa	–	6,629,794	–	6,629,794
South Korea	–	3,221,616	–	3,221,616
Sweden	–	3,511,193	–	3,511,193
Switzerland	–	11,367,677	–	11,367,677
Taiwan	3,056,357	2,159,145	–	5,215,502
United Kingdom	–	7,129,129	–	7,129,129
United States	155,043,523	–	–	155,043,523
Total Common Stock	166,593,176	148,729,257	525,028	315,847,461
Preferred Stock	4,318,772	–	–	4,318,772
Short-Term Investments	153,000	–	–	153,000
Total Investments, at fair value	$171,064,948	$148,729,257	$525,028	$320,319,233

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya International Core Fund	as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Brazil: 1.1%
120,900		BB Seguridade Participacoes SA	$1,324,685	0.5
284,630	@	Petroleo Brasileiro SA ADR	1,710,626	0.6
			3,035,311	1.1

		Canada: 4.7%
58,440		Canadian National Railway Co.	3,850,316	1.3
103,920		Imperial Oil Ltd.	3,863,368	1.4
32,951	@	Restaurant Brands International, Inc.	1,276,861	0.4
100,800		TransCanada Corp.	4,485,112	1.6
			13,475,657	4.7

		China: 4.0%
10,918	@	Alibaba Group Holding Ltd. ADR	972,576	0.3
14,084	@	Baidu.com ADR	3,069,185	1.1
3,754,000		China Construction Bank	3,005,005	1.1
958,000		PICC Property & Casualty Co., Ltd.	1,868,409	0.6
416,000		ENN Energy Holdings Ltd.	2,459,085	0.9
			11,374,260	4.0

		Denmark: 0.2%
33,655		H Lundbeck A/S	683,519	0.2

		Finland: 0.9%
58,566		Kone OYJ	2,641,442	0.9

		France: 9.2%
57,491		Air Liquide	7,247,772	2.5
39,277		Essilor International SA	4,374,319	1.5
154,348		Orange SA	2,715,444	1.0
55,665		Groupe Eurotunnel S.A.	747,394	0.3
60,737		Legrand S.A.	3,255,803	1.1
39,222		Rexel SA	732,810	0.3
21,260		Schneider Electric SE	1,598,145	0.6
19,453		Unibail-Rodamco SE	5,479,089	1.9
			26,150,776	9.2

		Germany: 4.0%
31,355		Brenntag AG	1,706,807	0.6
20,054		Continental AG	4,525,102	1.6
145,774		Deutsche Annington Immobilien SE	5,062,947	1.8
			11,294,856	4.0

		Greece: 0.6%
2,527,200	@	Alpha Bank AE	923,332	0.3
98,855	@	Hellenic Telecommunications Organization S.A.	815,184	0.3
			1,738,516	0.6

		Hong Kong: 1.4%
169,400		Hong Kong Exchanges and Clearing Ltd.	3,898,766	1.4

		India: 3.5%
36,621		Bharti Infratel Ltd.	213,955	0.1
15,888		Divis Laboratories Ltd.	446,447	0.1
870,346		ICICI Bank Ltd.	5,056,339	1.8
137,204		ITC Ltd.	813,727	0.3
39,685		Mahindra & Mahindra Ltd.	808,532	0.3
194,674		Power Grid Corp. of India Ltd.	464,242	0.1
160,688		Punjab National Bank	489,863	0.2
357,273		State Bank of India	1,776,821	0.6
			10,069,926	3.5

		Ireland: 0.8%
7,519,871	@	Governor & Co. of the Bank of Ireland	2,263,243	0.8

		Italy: 6.9%
206,961		Assicurazioni Generali S.p.A.	4,368,015	1.5
56,119		Banca Generali SpA	1,567,717	0.6
268,903	@	FinecoBank Banca Fineco SpA	1,447,513	0.5
762,810		Intesa Sanpaolo S.p.A.	2,230,646	0.8
95,022		Luxottica Group S.p.A.	5,650,177	2.0
887,507		Snam Rete Gas S.p.A.	4,342,418	1.5
			19,606,486	6.9

		Japan: 20.5%
36,000		Aisin Seiki Co., Ltd.	1,257,682	0.4
70,600		Asahi Group Holdings, Ltd.	2,316,161	0.8
66,650		Asics Corp.	1,635,549	0.6
19,660		Daito Trust Construction Co., Ltd.	2,188,449	0.8
118,400		Daiwa House Industry Co., Ltd.	2,180,404	0.8
50,100		Eisai Co., Ltd.	2,497,903	0.9
288,000		Hitachi Ltd.	2,175,004	0.8
77,500		Honda Motor Co., Ltd.	2,338,543	0.8
150,500		Isuzu Motors Ltd.	2,003,533	0.7
49,400		Kansai Electric Power Co., Inc.	477,643	0.2
53,300		Kyushu Electric Power Co., Inc.	514,354	0.2
98,900		M3, Inc.	1,989,446	0.7
36,000		Mitsubishi Estate Co., Ltd.	724,348	0.2
508,640		Mitsubishi UFJ Financial Group, Inc.	2,703,050	0.9
135,850		Mitsui Fudosan Co., Ltd.	3,434,507	1.2
764,000		NEC Corp.	2,158,037	0.8
77,100		Nippon Telegraph & Telephone Corp.	4,563,302	1.6
78,800		Olympus Corp.	2,725,223	0.9
54,100		Ono Pharmaceutical Co., Ltd.	5,693,708	2.0

PORTFOLIO OF INVESTMENTS
Voya International Core Fund	as of January 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
86,300	Rakuten, Inc.	$1,194,761	0.4
127,620	Seven & I Holdings Co., Ltd.	4,670,138	1.6
36,600	Shikoku Electric Power Co., Inc.	460,245	0.2
145,890	T&D Holdings, Inc.	1,642,954	0.6
72,300	Takeda Pharmaceutical Co., Ltd.	3,612,062	1.3
90,500	Tokio Marine Holdings, Inc.	3,159,555	1.1
		58,316,561	20.5

	Luxembourg: 0.3%
11,881	@ Altice SA	994,827	0.3

	Mexico: 0.2%
254,700	Corp Inmobiliaria Vesta SAB de CV	492,765	0.2

	Netherlands: 4.4%
23,076	ASML Holding NV	2,407,006	0.9
855,872	Koninklijke KPN NV	2,641,537	0.9
42,919	@ NXP Semiconductor NV - NXPI - US	3,405,193	1.2
130,984	Royal Dutch Shell PLC - Class A	3,991,825	1.4
		12,445,561	4.4

	South Korea: 1.2%
65,285	SK Hynix, Inc.	2,820,023	1.0
16,600	Korea Electric Power Corp.	649,042	0.2
		3,469,065	1.2

	Spain: 0.6%
188,725	Banco Bilbao Vizcaya Argentaria S.A.	1,612,149	0.6

	Sweden: 4.1%
88,465	Assa Abloy AB	4,831,425	1.7
128,860	Electrolux AB	3,966,116	1.4
119,816	SKF AB - B Shares	2,824,289	1.0
		11,621,830	4.1

	Switzerland: 9.7%
28,168	Adecco S.A.	2,104,250	0.7
15,440	Cie Financiere Richemont SA	1,282,726	0.5
96,290	Julius Baer Group Ltd.	3,917,475	1.4
108,157	Novartis AG	10,540,202	3.7
17,693	Roche Holding AG - Genusschein	4,768,572	1.7
289,328	@ UBS Group AG	4,849,442	1.7
		27,462,667	9.7

	Taiwan: 2.0%
1,279,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,624,568	2.0

	Turkey: 0.4%
261,769	Turkiye Garanti Bankasi A/S	1,100,683	0.4

	United Kingdom: 12.3%
142,187	AstraZeneca PLC	10,121,668	3.6
355,931	Sky PLC	4,963,535	1.7
225,726	CRH PLC - London	5,453,319	1.9
14,588	Derwent Valley Holdings PLC	712,864	0.2
129,992	Diageo PLC	3,847,858	1.4
235,842	Direct Line Insurance Group PLC	1,106,023	0.4
223,059	@ International Consolidated Airlines Group SA	1,817,086	0.6
24,137	Schroders PLC	1,048,891	0.4
272,906	WPP PLC	6,001,380	2.1
		35,072,624	12.3

	United States: 4.3%
80,792	Anheuser-Busch InBev Worldwide, Inc.	9,853,843	3.5
58,038	#,@ Electrica SA GDR	704,689	0.2
59,260	@ Markit Ltd.	1,555,575	0.6
		12,114,107	4.3

	Total Common Stock
	(Cost $265,702,835)	276,560,165	97.3

SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
6,389,780	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $6,389,780)	6,389,780	2.3

	Total Short-Term Investments
	(Cost $6,389,780)	6,389,780	2.3

	Total Investments in Securities (Cost $272,092,615)	$282,949,945	99.6
	Assets in Excess of Other Liabilities	1,023,636	0.4
	Net Assets	$283,973,581	100.0

††	Rate shown is the 7-day yield as of January 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

PORTFOLIO OF INVESTMENTS
Voya International Core Fund	as of January 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $273,412,502.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,241,374
Gross Unrealized Depreciation	(12,703,931)

Net Unrealized Appreciation	$9,537,443

Sector Diversification	Percentage of Net Assets
Financials	25.3%
Health Care	16.6
Consumer Discretionary	13.8
Industrials	11.6
Information Technology	8.1
Consumer Staples	7.6
Energy	5.0
Materials	4.4
Telecommunication Services	3.8
Utilities	1.1
Short-Term Investments	2.3
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$3,035,311	$–	$–	$3,035,311
Canada	13,475,657	–	–	13,475,657
China	4,041,761	7,332,499	–	11,374,260
Denmark	–	683,519	–	683,519
Finland	–	2,641,442	–	2,641,442
France	–	26,150,776	–	26,150,776
Germany	–	11,294,856	–	11,294,856
Greece	–	1,738,516	–	1,738,516
Hong Kong	–	3,898,766	–	3,898,766
India	213,955	9,855,971	–	10,069,926
Ireland	–	2,263,243	–	2,263,243
Italy	–	19,606,486	–	19,606,486
Japan	–	58,316,561	–	58,316,561
Luxembourg	994,827	–	–	994,827
Mexico	492,765	–	–	492,765
Netherlands	3,405,193	9,040,368	–	12,445,561
South Korea	–	3,469,065	–	3,469,065
Spain	–	1,612,149	–	1,612,149
Sweden	–	11,621,830	–	11,621,830
Switzerland	4,849,442	22,613,225	–	27,462,667
Taiwan	–	5,624,568	–	5,624,568
Turkey	–	1,100,683	–	1,100,683
United Kingdom	–	35,072,624	–	35,072,624
United States	1,555,575	10,558,532	–	12,114,107
Total Common Stock	32,064,486	244,495,679	–	276,560,165
Short-Term Investments	6,389,780	–	–	6,389,780
Total Investments, at fair value	$38,454,266	$244,495,679	$–	$282,949,945

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 12.9%
1,561,600		Dexus Property Group	$9,326,007	1.4
3,300,016		Goodman Group	15,644,219	2.4
1,666,330	@	GPT Group	5,842,499	0.9
2,350,820		Investa Office Fund	7,030,546	1.1
8,509,011		Mirvac Group	12,727,176	1.9
4,612,365		Peet Ltd.	3,716,658	0.5
2,444,858		Scentre Group	7,183,682	1.1
5,190,371		Stockland	17,603,646	2.7
780,723		Westfield Corp.	5,955,493	0.9
			85,029,926	12.9

		Canada: 3.3%
138,100		Allied Properties Real Estate Investment Trust	4,347,210	0.7
140,200		Boardwalk Real Estate Investment Trust	6,766,716	1.0
277,800		Canadian Real Estate Investment Trust	10,541,840	1.6
			21,655,766	3.3

		China: 2.7%
2,495,656		China Overseas Land & Investment Ltd.	7,196,197	1.1
4,104,138		China Resources Land Ltd.	10,499,361	1.6
			17,695,558	2.7

		Finland: 0.5%
1,022,800		Citycon Oyj	3,467,811	0.5

		France: 9.2%
13,746		Gecina S.A.	1,801,171	0.3
70,713		ICADE	6,172,067	0.9
301,639		Klepierre	14,194,436	2.2
254,601		Mercialys	6,162,271	0.9
113,671		Unibail-Rodamco SE	32,016,321	4.9
			60,346,266	9.2

		Germany: 5.1%
249,776		Alstria Office REIT-AG	3,196,064	0.5
225,678		Deutsche Annington Immobilien SE	7,838,131	1.2
117,894		Deutsche Euroshop AG	5,462,063	0.8
288,078		Deutsche Wohnen AG	7,483,195	1.2
122,909		LEG Immobilien AG	9,411,245	1.4
			33,390,698	5.1

		Hong Kong: 13.0%
2,651,094		Hongkong Land Holdings Ltd.	19,644,607	3.0
1,788,500		Hysan Development Co., Ltd.	8,644,141	1.3
11,483,400		New World Development Ltd.	13,691,075	2.1
1,896,103		Sun Hung Kai Properties Ltd.	30,853,980	4.7
3,890,026		Swire Properties Ltd.	12,488,676	1.9
			85,322,479	13.0

		Italy: 0.4%
3,156,150		Beni Stabili S.p.A.	2,358,122	0.4

		Japan: 24.1%
2,403		Fukuoka REIT Corp.	4,846,462	0.7
6,463		Hulic Reit, Inc.	9,683,104	1.5
2,556		Japan Hotel REIT Investment Corp.	1,684,419	0.3
1,260		Japan Real Estate Investment Corp.	6,121,582	0.9
4,848		Japan Retail Fund Investment Corp.	10,501,246	1.6
2,132		Kenedix Office Investment Corp.	12,660,878	1.9
1,202,500		Mitsubishi Estate Co., Ltd.	24,195,225	3.7
1,336,177		Mitsui Fudosan Co., Ltd.	33,780,713	5.1
1,209		Nippon Building Fund, Inc.	5,948,883	0.9
8,120		Orix JREIT, Inc.	12,167,833	1.8
726,600		Sumitomo Realty & Development Co., Ltd.	23,176,449	3.5
1,122,000		Tokyo Tatemono Co., Ltd.	7,574,819	1.2
4,064		United Urban Investment Corp.	6,505,511	1.0
			158,847,124	24.1

		Luxembourg: 0.6%
163,453	@	GAGFAH SA	3,642,304	0.6

		Netherlands: 1.1%
117,676		Eurocommercial Properties NV	5,237,612	0.8
499,182		Nieuwe Steen Investments Funds NV	2,234,569	0.3
			7,472,181	1.1

		Singapore: 8.4%
4,229,156		CapitaCommercial Trust	5,533,416	0.8
7,047,400		CapitaLand Ltd.	18,087,667	2.7
6,175,600		CapitaMall Trust	9,540,955	1.5
1,486,700		CDL Hospitality Trusts	1,978,164	0.3
1,076,500		City Developments Ltd.	7,978,992	1.2
6,399,100		Keppel REIT Management Ltd	5,841,875	0.9
2,781,705		Mapletree Commercial Trust	3,114,971	0.5
2,521,860		Suntec Real Estate Investment Trust	3,498,652	0.5
			55,574,692	8.4

		Spain: 0.5%
232,224	@	Hispania Activos Inmobiliarios SAU	3,114,829	0.5

		Sweden: 2.2%
319,616		Castellum AB	5,025,752	0.8
389,762		Fabege AB	5,320,472	0.8

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: (continued)
302,873	Hufvudstaden AB	$3,967,168	0.6
		14,313,392	2.2

	Switzerland: 1.2%
52,751	PSP Swiss Property AG	5,445,079	0.8
30,476	Swiss Prime Site AG	2,643,600	0.4
		8,088,679	1.2

	United Kingdom: 12.9%
1,347,296	British Land Co. PLC	16,789,946	2.5
558,054	Capital & Counties Properties PLC	3,225,072	0.5
156,861	Derwent Valley Holdings PLC	7,665,244	1.1
553,468	Great Portland Estates PLC	6,528,695	1.0
1,264,842	Hammerson PLC	13,088,370	2.0
1,021,389	Land Securities Group PLC	19,575,974	3.0
1,082,024	Safestore Holdings Ltd.	4,399,753	0.7
391,914	Segro PLC	2,426,992	0.4
161,833	Shaftesbury PLC	1,892,938	0.3
643,470	ST Modwen Properties PLC	4,053,186	0.6
622,030	Unite Group PLC	4,589,898	0.7
55,100	Workspace Group PLC	652,980	0.1
		84,889,048	12.9

	Total Common Stock
	(Cost $537,174,766)	645,208,875	98.1

RIGHTS: 0.0%
	China: 0.0%
884,386	@ China Resources Land Ltd.	213,330	0.0

	Total Rights
	(Cost $–)	213,330	0.0

WARRANTS: 0.4%
	Hong Kong: 0.4%
784,925	@ Sun Hung Kai Properties Ltd.	2,835,017	0.4

	Total Warrants
	(Cost $950,029)	2,835,017	0.4

	Total Investments in Securities (Cost $538,124,795)	$648,257,222	98.5
	Assets in Excess of Other Liabilities	9,721,022	1.5
	Net Assets	$657,978,244	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $581,559,471.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$96,208,227
Gross Unrealized Depreciation	(29,510,476)

Net Unrealized Appreciation	$66,697,751

REIT Diversification	Percentage of Net Assets
Diversified Real Estate Activities	25.2%
Diversified REITs	19.8
Retail REITs	19.0
Real Estate Operating Companies	16.8
Office REITs	9.0
Real Estate Development	4.1
Industrial REITs	3.3
Residential REITs	1.0
Hotels, Resorts & Cruise Lines	0.3
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$85,029,926	$–	$85,029,926
Canada	21,655,766	–	–	21,655,766
China	–	17,695,558	–	17,695,558
Finland	–	3,467,811	–	3,467,811
France	–	60,346,266	–	60,346,266
Germany	–	33,390,698	–	33,390,698
Hong Kong	19,644,607	65,677,872	–	85,322,479
Italy	–	2,358,122	–	2,358,122
Japan	–	158,847,124	–	158,847,124
Luxembourg	3,642,304	–	–	3,642,304
Netherlands	–	7,472,181	–	7,472,181
Singapore	22,894,410	32,680,282	–	55,574,692
Spain	3,114,829	–	–	3,114,829
Sweden	–	14,313,392	–	14,313,392
Switzerland	–	8,088,679	–	8,088,679
United Kingdom	8,643,084	76,245,964	–	84,889,048
Total Common Stock	79,595,000	565,613,875	–	645,208,875
Rights	–	213,330	–	213,330
Warrants	2,835,017	–	–	2,835,017
Total Investments, at fair value	$82,430,017	$565,827,205	$–	$648,257,222

(1)	For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2015, securities valued at $13,139,366 and $31,356,271 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Argentina: 0.7%
87,200	L	Arcos Dorados Holdings, Inc.	$483,960	0.2
5,900		Mercadolibre, Inc.	731,246	0.3
19,500		YPF SA ADR	457,275	0.2
			1,672,481	0.7

		Brazil: 9.4%
159,132		All America Latina Logistica SA	228,327	0.1
44,610		Arteris SA	204,492	0.1
187,441	@	B2W Cia Digital	1,592,716	0.7
120,040		Banco do Brasil SA	924,262	0.4
142,800	@,L	Banco Santander Brasil SA ADR	659,736	0.3
60,500	L	Braskem SA ADR	569,910	0.2
55,400	@	BRF SA ADR	1,314,088	0.5
16,170		Cia Brasileira de Distribuicao ADR	530,538	0.2
149,120	@	Cia Energetica de Minas Gerais ADR	672,531	0.3
149,570		Embraer SA	1,323,318	0.6
3,610		Ez Tec Empreendimentos e Participacoes SA	22,199	0.0
77,300	@,L	Fibria Celulose SA ADR	937,649	0.4
168,600	@	Gol Linhas Aereas Inteligentes SA ADR	758,700	0.3
24,060		Grendene SA	124,907	0.0
205,700	@	Hypermarcas SA	1,397,526	0.6
305,253		Itau Unibanco Holding SA ADR	3,699,666	1.6
295,620		Kroton Educacional SA	1,355,120	0.6
333,800	@	Petroleo Brasileiro SA ADR	2,006,138	0.8
37,900		Porto Seguro SA	382,778	0.2
29,900		Smiles SA	470,800	0.2
55,700		Tim Participacoes SA ADR	1,229,299	0.5
338,259		Tim Participacoes SA	1,492,588	0.6
68,900	L	Vale SA ADR	484,367	0.2
			22,381,655	9.4

		Chile: 0.5%
27,300		Cia Cervecerias Unidas SA ADR	500,682	0.2
31,600		Sociedad Quimica y Minera de Chile SA ADR	753,976	0.3
			1,254,658	0.5

		China: 22.6%
347,000		Anta Sports Products Ltd.	611,434	0.3
29,170	@	Baidu.com ADR	6,356,726	2.7
4,882,000		Bank of China Ltd.	2,725,419	1.1
217,500		BYD Electronic International Co. Ltd.	227,490	0.1
1,909,000		China Citic Bank	1,411,680	0.6
4,750,000		China Construction Bank	3,802,284	1.6
2,093,000		China Everbright Bank Co. Ltd	1,115,471	0.5
230,000		China Mengniu Diary Co., Ltd.	1,048,007	0.4
23,000		China Mobile Ltd. ADR	1,502,360	0.6
446,500		China Mobile Ltd.	5,852,940	2.5
1,589,650		China Petroleum & Chemical Corp.	1,257,791	0.5
518,000		China South City Holdings Ltd.	169,441	0.1
2,356,000		China Telecom Corp., Ltd.	1,393,305	0.6
4,700	L	CNOOC Ltd. ADR	625,805	0.3
1,199,000		CNOOC Ltd.	1,590,911	0.7
2,285,000		Geely Automobile Holdings Ltd.	936,139	0.4
2,314,000		GOME Electrical Appliances Holdings Ltd.	318,529	0.1
245,000		Great Wall Motor Co. Ltd.	1,398,432	0.6
514,000		Guangdong Investment Ltd.	689,961	0.3
1,264,000		Huadian Power International Co.	1,143,213	0.5
784,000		Huaneng Power International, Inc.	1,097,359	0.5
1,464,000		Industrial and Commercial Bank of China Ltd.	1,044,019	0.4
611,000		Jintian Pharmaceutical Group Ltd.	191,336	0.1
1,146,000		Lenovo Group Ltd.	1,475,583	0.6
11,418		Neteasecom ADR	1,247,417	0.5
663,500		Nine Dragons Paper Holdings Ltd.	487,397	0.2
19,560		Perfect World Co., Ltd. ADR	370,662	0.1
12,700	L	PetroChina Co., Ltd. ADR	1,378,839	0.6
288,000		Shenzhen Expressway Co. Ltd.	223,934	0.1
29,600	@	Sina Corp.	1,072,112	0.4
96,000		Sinopharm Group Co.	349,542	0.1
521,000		Sinotrans Ltd.	368,415	0.1
836,000		Skyworth Digital Holdings Ltd.	471,456	0.2
49,900	@	Sohu.com, Inc.	2,801,386	1.2
208,000		TCL Communication Technology Holdings Ltd.	183,223	0.1
78,800		Tencent Holdings Ltd.	1,329,085	0.6
376,000		Tingyi Cayman Islands Holding Corp.	926,133	0.4
216,000		Tsingtao Brewery Co., Ltd.	1,445,560	0.6
2,132,600		Uni-President China Holdings Ltd.	1,843,120	0.8
46,800	@,L	Youku.com, Inc. ADR	784,368	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
340,000		Zhejiang Expressway Co., Ltd.	$432,673	0.2
			53,700,957	22.6

		Cyprus: 0.1%
12,000		QIWI Plc ADR	235,080	0.1

		Egypt: 0.2%
51,850	@	Commercial International Bank Egypt SAE GDR	356,728	0.2

		Greece: 0.2%
49,110		OPAP S.A.	415,033	0.2

		Hong Kong: 0.5%
804,000		Anxin-China Holdings Ltd.	54,884	0.0
187,000	@	China Singyes Solar Technologies Holdings Ltd.	260,363	0.1
2,800,000		Rexcapital Financial Holdings Ltd.	218,658	0.1
257,250		Shenzhen International Holdings Ltd.	370,744	0.2
436,000		Truly International Holdings	156,878	0.1
			1,061,527	0.5

		India: 7.5%
164,860		Apollo Tyres Ltd.	643,395	0.3
245,750		Bank of Baroda	764,467	0.3
50,960		Canara Bank	363,480	0.2
37,140		HCL Technologies Ltd.	1,071,808	0.4
80,820		Housing Development Finance Corp.	1,642,324	0.7
129,500		ICICI Bank Ltd. ADR	1,555,295	0.7
127,760		IRB Infrastructure Developers Ltd.	554,258	0.2
187,200		Oil & Natural Gas Corp., Ltd.	1,058,313	0.4
94,750		Power Finance Corp. Ltd	454,882	0.2
65,912		Reliance Capital Ltd.	515,622	0.2
210,958	@	Reliance Communications Ltd.	270,608	0.1
69,707	@	Reliance Industries Ltd. GDR	2,069,301	0.9
193,993		Reliance Industries Ltd.	2,861,795	1.2
92,560		Rural Electrification Corp. Ltd.	496,440	0.2
195,785		Tata Chemicals Ltd.	1,440,930	0.6
34,970		Tata Motors Ltd. ADR	1,724,721	0.7
22,200		Wockhardt Ltd.	431,765	0.2
			17,919,404	7.5

		Indonesia: 1.5%
1,039,600		Astra International Tbk PT	640,140	0.3
1,436,000		Bank Negara Indonesia Persero Tbk PT	703,610	0.3
599,600		Tambang Batubara Bukit Asam Persero Tbk PT	535,879	0.2
6,467,300		Telekomunikasi Indonesia Persero Tbk PT	1,435,724	0.6
190,300		United Tractors Tbk PT	267,783	0.1
			3,583,136	1.5

		Israel: 1.4%
58,800		Teva Pharmaceutical Industries Ltd. ADR	3,343,368	1.4

		Malaysia: 0.1%
974,987		UEM Sunrise Bhd	339,925	0.1

		Mexico: 3.9%
64,100		America Movil SAB de CV ADR	1,371,099	0.6
114,796	@	Cemex SAB de CV ADR	1,020,536	0.4
69,400	@,L	Empresas ICA SAB de CV ADR	286,622	0.1
9,800	@	Fomento Economico Mexicano SAB de CV ADR	818,888	0.3
89,100		Grupo Aeroportuario del Pacifico SA de CV	589,126	0.3
104,200		Grupo Financiero Banorte	530,611	0.2
47,900		Grupo Financiero Santander Mexico SAB de CV ADR	506,782	0.2
106,000	@	Grupo Lala SAB de CV	207,552	0.1
100,000	@	Grupo Televisa SAB ADR	3,261,000	1.4
382,899		Wal-Mart de Mexico SA de CV	738,491	0.3
			9,330,707	3.9

		Poland: 0.7%
65,950		Energa SA	373,697	0.2
110,670		PGE Polska Grupa Energetyczna SA	579,889	0.2
295,589		Orange Polska SA	713,060	0.3
			1,666,646	0.7

		Qatar: 0.2%
13,100		Gulf International Services QSC	364,075	0.2

		Russia: 4.9%
243,680		Aeroflot - Russian Airlines OJSC	135,652	0.1
33,510		CTC Media, Inc.	126,333	0.0
206,200	@	Gazprom OAO ADR	865,009	0.4
74,263		Lukoil OAO ADR	3,001,710	1.3
59,468	@	MegaFon OAO GDR	812,145	0.3
87,070		MMC Norilsk Nickel ADR	1,475,836	0.6
132,552		Mobile Telesystems OJSC ADR	1,041,859	0.4

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Russia: (continued)
245,410		Moscow Exchange MICEX-RTS OAO	$248,602	0.1
185,432	@	Rosneft Oil Co. GDR	601,016	0.2
355,578	@	Sberbank of Russia ADR	1,361,864	0.6
39,504	@	Tatneft-sponsored ADR	925,055	0.4
47,630		VimpelCom Ltd. ADR ADR	171,468	0.1
66,500	@	Yandex NV	990,185	0.4
			11,756,734	4.9

		South Africa: 4.1%
10,500	@	Anglo Platinum Ltd.	321,893	0.1
16,900	@	AngloGold Ashanti Ltd. ADR	209,222	0.1
32,861	@	Impala Platinum Holdings Ltd.	213,206	0.1
111,625		MTN Group Ltd.	1,927,620	0.8
198,550		Netcare Ltd.	659,154	0.3
45,968		Remgro Ltd.	1,063,688	0.4
15,300		Sasol Ltd. ADR	567,324	0.2
301,344		Steinhoff International Holdings Ltd.	1,540,152	0.7
100,150	@	Telkom SA Ltd.	598,490	0.3
85,842		Vodacom Group Pty Ltd.	985,581	0.4
219,915		Woolworths Holdings Ltd./South Africa	1,632,335	0.7
			9,718,665	4.1

		South Korea: 20.3%
200		Amorepacific Corp.	482,003	0.2
29,151		BS Financial Group, Inc.	368,471	0.2
8,090		Daesang Corp.	280,394	0.1
1,370		GS Home Shopping, Inc.	264,146	0.1
14,030		Halla Visteon Climate Control Corp.	590,610	0.3
21,110		Hankook Tire Co. Ltd.	1,015,099	0.4
38,790		SK Hynix, Inc.	1,675,556	0.7
4,713		Hyundai Motor Co.	724,313	0.3
65,400		Industrial Bank Of Korea	768,274	0.3
40,800		KB Financial Group, Inc. ADR	1,377,000	0.6
4,116		KCC Corp.	2,070,926	0.9
7,930		KEPCO Plant Service & Engineering Co. Ltd.	638,693	0.3
10,700		KH Vatec Co., Ltd.	395,308	0.2
31,732		Kia Motors Corp.	1,326,146	0.6
14,400		Korea Electric Power Corp.	563,025	0.2
1,630		Korea Zinc Co., Ltd.	636,689	0.3
56,610		KT Corp. ADR	760,838	0.3
15,773		KT&G Corp.	1,151,398	0.5
13,271		LG Electronics, Inc.	735,223	0.3
2,030		LG Hausys Ltd.	331,038	0.1
55,300		LG.Philips LCD Co. Ltd. ADR	895,307	0.4
913		Lotte Chilsung Beverage Co., Ltd.	1,383,470	0.6
646		Lotte Confectionery Co. Ltd.	1,100,883	0.5
4,710		LS Corp.	206,456	0.1
2,309		Mando Corp.	348,068	0.1
860		Nong Shim Co., Ltd.	181,640	0.1
14,880		Partron Co. Ltd.	168,162	0.1
9,696		Samsung Electronics Co., Ltd. GDR	5,969,245	2.5
5,061		Samsung Electronics Co., Ltd.	6,282,720	2.6
16,658		Samsung Life Insurance Co. Ltd.	1,711,011	0.7
7,850		Seah Besteel Corp.	228,317	0.1
73,865		Shinhan Financial Group Co., Ltd.	3,015,791	1.3
6,710		SK Holdings Co. Ltd.	1,046,163	0.4
11,740		SK Innovation Co. Ltd.	996,954	0.4
35,900		SK Networks Co. Ltd.	307,521	0.1
11,370		SK Telecom Co., Ltd.	2,979,689	1.3
126,800		SK Telecom Co., Ltd. ADR	3,645,500	1.5
41,680	@	Wonik IPS Co. Ltd.	509,299	0.2
12,620		Coway Co., Ltd.	1,011,379	0.4
			48,142,725	20.3

		Taiwan: 9.3%
278,000		AcBel Polytech, Inc.	316,273	0.1
1,090,000		Advanced Semiconductor Engineering, Inc.	1,368,735	0.6
149,000		Catcher Technology Co., Ltd.	1,302,942	0.5
228,401		Chicony Electronics Co. Ltd.	626,741	0.3
543,000		Compeq Manufacturing Co.	309,561	0.1
212,250		Coretronic Corp.	299,511	0.1
616,000		Fubon Financial Holding Co., Ltd.	976,107	0.4
442,747		Hon Hai Precision Industry Co., Ltd.	1,214,895	0.5
606,000	@	Inotera Memories, Inc.	866,446	0.4
130,276		Kenda Rubber Industrial Co. Ltd.	263,595	0.1
247,171		Lite-On Technology Corp.	304,644	0.1
124,000		MediaTek, Inc.	1,885,450	0.8
317,000		Pegatron Corp.	842,929	0.4
118,000		Radiant Opto-Electronics Corp.	373,294	0.2
177,549		Realtek Semiconductor Corp.	538,329	0.2
773,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,399,368	1.4
210,081		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,770,939	2.0
331,000		Teco Electric and Machinery Co. Ltd.	308,993	0.1
1,904,000		United Microelectronics Corp.	921,998	0.4

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
243,000	Vanguard International Semiconductor Corp.	$411,602	0.2
496,000	Wan Hai Lines Ltd.	526,046	0.2
139,000	Zhen Ding Technology Holding Ltd.	389,617	0.2
		22,218,015	9.3

	Thailand: 3.8%
98,700	Airports of Thailand PCL	973,865	0.4
241,300	Bangkok Bank PCL - Foreign	1,414,620	0.6
230,600	Kasikornbank PCL	1,560,158	0.7
1,807,600	Krung Thai Bank PCL	1,251,392	0.5
143,700	PTT PCL	1,519,345	0.6
2,820,300	Quality Houses PCL	336,919	0.1
465,900	Samart Corp. PCL	575,651	0.2
338,300	Supalai PCL	251,383	0.1
1,151,700	Thai Beverage PCL	613,694	0.3
872,700	Thai Union Frozen Products PCL	579,439	0.3
		9,076,466	3.8

	Turkey: 3.4%
160,330	Akbank TAS	584,091	0.2
181,571	Enka Insaat Ve Sanayi AS	366,829	0.2
596,001	Eregli Demir ve Celik Fabrikalari TAS	1,068,471	0.4
110,500	KOC Holding AS	572,972	0.2
47,720	TAV Havalimanlari Holding AS	355,954	0.2
61,340	Tofas Truk Otomobil Fabrika	408,331	0.2
42,320	Tupras Turkiye Petrol Rafine	917,234	0.4
275,639	@ Turk Hava Yollari	1,051,950	0.4
52,700	@ Turkcell Iletisim Hizmet AS ADR	760,988	0.3
557,600	Turkiye Is Bankasi	1,616,355	0.7
158,350	Turkiye Vakiflar Bankasi Tao	367,875	0.2
		8,071,050	3.4

	United Arab Emirates: 0.3%
619,100	Air Arabia PJSC	279,445	0.1
248,430	Dubai Islamic Bank PJSC	439,906	0.2
		719,351	0.3

	United Kingdom: 0.2%
43,850	Investec PLC - INVP - GBP	368,439	0.2

	United States: 0.6%
34,000	@ Yahoo!, Inc.	1,495,660	0.6

	Total Common Stock
	(Cost $234,428,792)	229,192,485	96.4

PREFERRED STOCK: 0.2%
	Brazil: 0.2%
56,520	Banco do Estado do Rio Grande do Sul	256,981	0.1
116,335	Randon Participacoes SA	173,424	0.1

	Total Preferred Stock
	(Cost $760,051)	430,405	0.2

	Total Long-Term Investments
	(Cost $235,188,843)	229,622,890	96.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 2.0%
1,123,582	Bank of Nova Scotia, Repurchase Agreement dated 01/30/15, 0.06%, due 02/02/15 (Repurchase Amount $1,123,588, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,146,059, due 03/31/15-05/20/62)	1,123,582	0.5
1,123,582	Daiwa Capital Markets, Repurchase Agreement dated 01/30/15, 0.10%, due 02/02/15 (Repurchase Amount $1,123,591, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,146,054, due 06/01/17-03/01/48)	1,123,582	0.5
1,123,582	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/30/15, 0.15%, due 02/02/15 (Repurchase Amount $1,123,596, collateralized by various U.S. Government Securities, 0.625%-3.125%, Market Value plus accrued interest $1,146,054, due 08/15/17-02/15/42)	1,123,582	0.4

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,123,582	Nomura Securities, Repurchase Agreement dated 01/30/15, 0.08%, due 02/02/15 (Repurchase Amount $1,123,589, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,146,054, due 02/09/15-01/15/45)	$1,123,582	0.5
236,533	Royal Bank of Canada, Repurchase Agreement dated 01/30/15, 0.08%, due 02/02/15 (Repurchase Amount $236,535, collateralized by various U.S. Government Agency Obligations, 1.313%-5.500%, Market Value plus accrued interest $241,264, due 11/01/24-05/01/50)	236,533	0.1
		4,730,861	2.0

	Total Short-Term Investments
	(Cost $4,730,861)	4,730,861	2.0

	Total Investments in Securities (Cost $239,919,704)	$234,353,751	98.6
	Assets in Excess of Other Liabilities	3,369,405	1.4
	Net Assets	$237,723,156	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2015.

Cost for federal income tax purposes is $240,811,785.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$26,289,907
Gross Unrealized Depreciation	(32,747,941)

Net Unrealized Depreciation	$(6,458,034)

Sector Diversification	Percentage of Net Assets
Information Technology	23.8%
Financials	18.5
Telecommunication Services	12.1
Consumer Discretionary	10.5
Energy	9.9
Consumer Staples	7.0
Industrials	6.5
Materials	4.0
Utilities	2.2
Health Care	2.1
Short-Term Investments	2.0
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,672,481	$–	$–	$1,672,481
Brazil	22,381,655	–	–	22,381,655
Chile	1,254,658	–	–	1,254,658
China	18,594,229	35,106,728	–	53,700,957
Cyprus	235,080	–	–	235,080
Egypt	356,728	–	–	356,728
Greece	–	415,033	–	415,033
Hong Kong	–	1,061,527	–	1,061,527
India	3,280,016	14,639,388	–	17,919,404
Indonesia	–	3,583,136	–	3,583,136
Israel	3,343,368	–	–	3,343,368
Malaysia	–	339,925	–	339,925
Mexico	9,330,707	–	–	9,330,707
Poland	–	1,666,646	–	1,666,646
Qatar	–	364,075	–	364,075
Russia	9,034,264	2,722,470	–	11,756,734
South Africa	776,546	8,942,119	–	9,718,665
South Korea	6,678,645	41,464,080	–	48,142,725
Taiwan	4,770,939	17,447,076	–	22,218,015
Thailand	–	9,076,466	–	9,076,466
Turkey	760,988	7,310,062	–	8,071,050
United Arab Emirates	–	719,351	–	719,351
United Kingdom	–	368,439	–	368,439
United States	1,495,660	–	–	1,495,660
Total Common Stock	83,965,964	145,226,521	–	229,192,485
Preferred Stock	430,405	–	–	430,405
Short-Term Investments	–	4,730,861	–	4,730,861
Total Investments, at fair value	$84,396,369	$149,957,382	$–	$234,353,751
Liabilities Table
Other Financial Instruments+
Futures	$(14,508)	$–	$–	$(14,508)
Total Liabilities	$(14,508)	$–	$–	$(14,508)

(1)	For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2015, securities valued at $1,803,426 and $5,570,931 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2015, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	46	03/20/15	$2,188,450	$(14,508)
			$2,188,450	$(14,508)

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Multi-Manager Emerging Markets Equity Fund as of January 31, 2015 were as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$14,508
Total Liability Derivatives		$14,508

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 3.5%
45,861		Amcor Ltd.	$453,255	0.1
76,850		Ansell Ltd.	1,348,929	0.3
67,685		Australia & New Zealand Banking Group Ltd.	1,727,830	0.4
14,765		BHP Billiton Ltd.	340,552	0.1
257,131		Brambles Ltd.	2,106,572	0.4
56,818		Caltex Australia Ltd.	1,470,467	0.3
51,882		Cochlear Ltd.	3,334,640	0.7
5,761		CSL Ltd.	392,057	0.1
126,601		Goodman Group	600,171	0.1
159,424	@,L	Mesoblast Ltd.	495,229	0.1
99,636		Oil Search Ltd.	599,587	0.1
20,946		Santos Ltd.	127,520	0.0
193,613		Seek Ltd.	2,664,602	0.6
271,901		Treasury Wine Estates Ltd.	1,033,724	0.2
			16,695,135	3.5

		Austria: 0.2%
115,000		UNIQA Insurance Group AG	973,372	0.2

		Belgium: 0.5%
14,085	@	KBC Groep NV	757,559	0.2
11,195		Solvay S.A.	1,530,535	0.3
			2,288,094	0.5

		Brazil: 0.6%
67,600		BR Malls Participacoes S.A.	383,694	0.1
117,400		Estacio Participacoes SA	730,236	0.1
104,079		Itau Unibanco Holding S.A. ADR	1,261,438	0.3
11,200		Lojas Renner SA	294,270	0.1
7,600		Tim Participacoes SA ADR	167,732	0.0
			2,837,370	0.6

		Canada: 1.2%
12,500		Canadian Natural Resources Ltd.	362,399	0.1
24,778		First Quantum Minerals Ltd.	225,999	0.1
26,800		MacDonald Dettwiler & Associates Ltd.	1,968,609	0.4
57,500		Rogers Communications, Inc.	2,044,424	0.4
6,410	@	Seven Generations Energy Ltd.	82,426	0.0
9,800		Toronto Dominion Bank	390,242	0.1
3,000	@	Valeant Pharmaceuticals International, Inc.	479,665	0.1
			5,553,764	1.2

		China: 2.5%
2,796	@	Alibaba Group Holding Ltd. ADR	249,068	0.0
13,100	@	Baidu.com ADR	2,854,752	0.6
38,000		Beijing Enterprises Holdings Ltd.	290,112	0.1
395,500		BOC Hong Kong Holdings Ltd.	1,386,302	0.3
95,000		China Mengniu Diary Co., Ltd.	432,872	0.1
222,000		China Overseas Land & Investment Ltd.	640,135	0.1
1,798,000		Industrial and Commercial Bank of China Ltd.	1,282,203	0.3
30,800	@	JD.com, Inc. ADR	765,072	0.2
43,975		Mindray Medical International Ltd. ADR	1,203,156	0.2
47,000		Tencent Holdings Ltd.	792,728	0.2
234,000		Tsingtao Brewery Co., Ltd.	1,566,023	0.3
19,600	@	Vipshop Holdings Ltd. ADR	438,844	0.1
177,000		Want Want China Holdings Ltd.	211,960	0.0
			12,113,227	2.5

		Denmark: 2.3%
49,795		Carlsberg A/S	3,656,473	0.8
34,635		Danske Bank A/S	896,437	0.2
28,294		GN Store Nord	634,293	0.1
87,559		Novo Nordisk A/S	3,902,567	0.8
42,046		Novozymes A/S	1,917,486	0.4
			11,007,256	2.3

		Finland: 1.3%
56,042		Kone OYJ	2,527,605	0.5
62,152		Sampo OYJ	3,010,127	0.7
30,120		UPM-Kymmene OYJ	529,428	0.1
			6,067,160	1.3

		France: 6.6%
3,109		Air Liquide	391,945	0.1
101,065		AXA S.A.	2,364,096	0.5
88,206		BNP Paribas	4,631,267	1.0
34,213		Capgemini S.A.	2,483,172	0.5
44,060		Credit Agricole SA	522,535	0.1
6,118		Edenred	175,835	0.0
11,394		Eutelsat Communications	391,422	0.1
76,362		Gaz de France	1,693,579	0.3
1,888		Iliad SA	439,167	0.1
10,911		Lafarge S.A.	747,571	0.1
34,646		Legrand S.A.	1,857,197	0.4
3,459		Pernod Ricard SA	414,759	0.1
1,401		Kering	282,669	0.1
11,851		Publicis Groupe	885,472	0.2
11,236		Renault S.A.	858,723	0.2
8,187		Sanofi	754,346	0.2
24,384		Schneider Electric SE	1,832,980	0.4
9,527		Sodexho Alliance S.A.	945,212	0.2
27,013		Suez Environnement S.A.	496,560	0.1
69,472		Total S.A.	3,566,023	0.7
1,627		Unibail-Rodamco SE	458,257	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
22,240		Valeo SA	$3,135,865	0.7
40,889		Vinci S.A.	2,148,062	0.4
			31,476,714	6.6

		Germany: 4.1%
26,147		Adidas AG	1,799,097	0.4
56,549		Bayer AG	8,144,795	1.7
12,752		Bayerische Motoren Werke AG	1,482,931	0.3
7,542		Brenntag AG	410,548	0.1
6,746		Continental AG	1,522,207	0.3
16,768		DaimlerChrysler AG	1,518,584	0.3
77,689		Deutsche Telekom AG	1,339,205	0.3
37,282		E.ON AG	577,121	0.1
10,143		Fresenius AG	580,550	0.2
10,147		RTL Group SA	962,900	0.2
32,824		TUI AG	577,458	0.1
9,265		Wirecard AG	414,137	0.1
			19,329,533	4.1

		Greece: 0.2%
60,699	@	Hellenic Telecommunications Organization S.A.	500,540	0.1
789,318	@	Piraeus Bank SA	459,251	0.1
			959,791	0.2

		Hong Kong: 2.1%
175,000		AIA Group Ltd.	1,015,864	0.2
358,000		Cafe de Coral Holdings Ltd.	1,317,822	0.3
150,000		Hang Lung Properties Ltd.	441,048	0.1
107,000		Hutchison Whampoa Ltd.	1,420,262	0.3
48,000	@	Jardine Matheson Holdings Ltd.	3,067,331	0.6
39,500		Jardine Strategic Holdings Ltd.	1,378,147	0.3
1,076,000		Li & Fung Ltd.	1,067,353	0.2
54,000		Wharf Holdings Ltd.	437,467	0.1
			10,145,294	2.1

		India: 1.3%
73,850		Axis Bank Ltd.	699,575	0.1
51,385		Bharti Airtel Ltd.	309,513	0.1
36,563		Housing Development Finance Corp.	742,988	0.2
5,198		Infosys Ltd.	178,665	0.0
17,580		Infosys Ltd. ADR	599,126	0.1
112,793		Mahindra & Mahindra Ltd. GDR	2,312,257	0.5
176,677		NTPC Ltd.	408,916	0.1
165,670		Power Grid Corp. of India Ltd.	395,076	0.1
12,184		Tata Consultancy Services Ltd.	488,275	0.1
			6,134,391	1.3

		Indonesia: 0.2%
386,600		Bank Central Asia Tbk PT	405,914	0.1
1,255,500	@	Sarana Menara Nusantara Tbk PT	387,528	0.1
			793,442	0.2

		Ireland: 0.8%
150,863		James Hardie Industries SE	1,512,676	0.3
36,319		Ryanair Holdings PLC ADR	2,396,328	0.5
			3,909,004	0.8

		Israel: 1.1%
156,318	@,L	Protalix BioTherapeutics, Inc.	312,636	0.0
90,160		Teva Pharmaceutical Industries Ltd. ADR	5,126,498	1.1
			5,439,134	1.1

		Italy: 2.2%
58,904		Assicurazioni Generali S.p.A.	1,243,198	0.3
97,455		Altantia S.p.A.	2,508,346	0.5
69,169		Azimut Holding S.p.A.	1,612,409	0.3
245,757		Enel S.p.A.	1,110,414	0.2
48,562		Exor S.p.A.	1,982,418	0.4
307,313		Intesa Sanpaolo S.p.A.	898,660	0.2
22,035		Moncler S.p.A.	327,314	0.1
758,747	@	Telecom Italia S.p.A.	881,635	0.2
			10,564,394	2.2

		Japan: 17.9%
32,600		AEON Financial Service Co., Ltd.	585,830	0.1
23,000		Air Water, Inc.	395,744	0.1
77,100		Asahi Group Holdings, Ltd.	2,529,405	0.5
1,600		Asics Corp.	39,263	0.0
5,000		Calbee, Inc.	195,250	0.0
48,000		Daikin Industries Ltd.	3,340,128	0.7
240,800		Daiwa House Industry Co., Ltd.	4,434,470	0.9
12,100		Denso Corp.	535,284	0.1
50,100		Don Quijote Holdings Co. Ltd.	3,647,659	0.8
8,000		Eisai Co., Ltd.	398,867	0.1
14,000		FamilyMart Co., Ltd.	606,393	0.1
270,000		Hitachi Ltd.	2,039,066	0.4
40,800		Inpex Holdings, Inc.	451,507	0.1
37,700		Japan Airlines Co. Ltd.	1,276,356	0.3
84,100		Japan Tobacco, Inc.	2,290,603	0.5
67,600		Kao Corp.	2,964,127	0.6
79,200		KDDI Corp.	5,590,646	1.2
13,800		Koito Manufacturing Co., Ltd.	448,712	0.1
24,900		Makita Corp.	1,104,478	0.2
27,700		Mazda Motor Corp.	568,971	0.1
492,000		Mitsubishi UFJ Financial Group, Inc.	2,614,621	0.5
45,000		Mitsui Fudosan Co., Ltd.	1,137,673	0.2
160,100		MS&AD Insurance Group Holdings, Inc.	3,892,706	0.8
14,900		Nabtesco Corp.	384,666	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
35,000		NH Foods Ltd.	$865,274	0.2
28,100		Nippon Telegraph & Telephone Corp.	1,663,149	0.4
10,300		NKSJ Holdings, Inc.	285,794	0.1
84,600		Olympus Corp.	2,925,811	0.6
50,900		ORIX Corp.	584,883	0.1
20,600		Otsuka Holdings Co. Ltd.	637,345	0.1
199,700		Rakuten, Inc.	2,764,702	0.6
24,400		Sankyo Co., Ltd.	876,938	0.2
87,100		Seven & I Holdings Co., Ltd.	3,187,346	0.7
29,900		Shimano, Inc.	3,952,587	0.8
158,600		Shiseido Co., Ltd.	2,543,744	0.5
7,200		SMC Corp.	1,930,802	0.4
55,600		Softbank Corp.	3,272,154	0.7
111,200		Sony Corp.	2,615,545	0.5
14,300		Start Today Co. Ltd.	289,049	0.1
22,700		Sugi Holdings Co., Ltd.	1,065,824	0.2
55,300		Sumitomo Corp.	545,720	0.1
122,400		Sumitomo Mitsui Financial Group, Inc.	4,107,357	0.9
9,800		Takeda Pharmaceutical Co., Ltd.	489,602	0.1
111,500		THK Co., Ltd.	2,707,834	0.6
20,700		Tokio Marine Holdings, Inc.	722,683	0.2
50,300		Toyota Motor Corp.	3,242,890	0.7
41,100		United Arrows Ltd.	1,168,195	0.2
111,400		Yahoo! Japan Corp.	374,651	0.1
30,300		Yamaha Motor Co., Ltd.	664,553	0.1
31,400		Yamato Holdings Co., Ltd.	710,156	0.2
			85,667,013	17.9

		Luxembourg: 0.1%
7,812	@	Altice SA	654,119	0.1

		Macau: 0.1%
94,400		Sands China Ltd.	459,572	0.1

		Malaysia: 0.1%
431,000		Astro Malaysia Holdings Bhd	346,891	0.1

		Mexico: 0.0%
13,000		Grupo Financiero Santander Mexico SAB de CV ADR	137,540	0.0
10,600		Wal-Mart de Mexico SA de CV	20,444	0.0
			157,984	0.0

		Netherlands: 3.7%
46,843		ArcelorMittal	447,522	0.1
6,580		ASML Holding NV	686,345	0.2
64,479		Airbus Group NV	3,435,431	0.7
1,027,463		Koninklijke KPN NV	3,171,130	0.7
5,700	@	NXP Semiconductor NV - NXPI - US	452,238	0.1
26,496	@	NXP Semiconductor NV - VNX - GR	2,054,426	0.4
142,670		Royal Dutch Shell PLC - Class A	4,347,963	0.9
20,186		Royal Dutch Shell PLC - Class B	639,090	0.1
76,069		Wolters Kluwer NV	2,272,388	0.5
			17,506,533	3.7

		New Zealand: 0.3%
517,484	L	Trade Me Ltd.	1,364,021	0.3

		Norway: 0.3%
38,177		DnB NOR ASA	553,131	0.1
146,702		Norsk Hydro ASA	862,130	0.2
			1,415,261	0.3

		Philippines: 0.4%
3,566,900		Alliance Global Group, Inc.	2,015,915	0.4

		Russia: 0.1%
4,515		Magnit PJSC GDR	171,679	0.1
33,477	@	Sberbank of Russia ADR	128,217	0.0
			299,896	0.1

		Singapore: 0.7%
41,000		DBS Group Holdings Ltd.	597,765	0.1
167,454		United Overseas Bank Ltd.	2,863,594	0.6
			3,461,359	0.7

		South Africa: 0.9%
14,565	@	Aspen Pharmacare Holdings Ltd.	545,379	0.1
217,506		Clicks Group Ltd.	1,687,002	0.3
15,941		Naspers Ltd.	2,299,679	0.5
			4,532,060	0.9

		South Korea: 1.3%
1,016		LG Household & Health Care Ltd.	639,181	0.1
412		NAVER Corp.	267,043	0.1
1,098		Samsung Electronics Co., Ltd.	1,363,056	0.3
2,700		Samsung Electronics Co., Ltd. GDR	1,662,228	0.3
7,935		Samsung Fire & Marine Insurance Co. Ltd.	2,140,476	0.5
			6,071,984	1.3

		Spain: 2.3%
12,420		Amadeus IT Holding S.A.	498,093	0.1
122,199		Banco Bilbao Vizcaya Argentaria S.A.	1,043,862	0.2
23,125		Corporacion Financiera Alba SA	1,104,455	0.2
287,091		Distribuidora Internacional de Alimentacion SA	1,858,656	0.4
139,324	@	Gestevision Telecinco SA	1,696,144	0.4

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
58,937		Inditex SA	$1,737,074	0.4
18,758		Red Electrica de Espana	1,598,139	0.3
77,308		Repsol YPF S.A.	1,369,487	0.3
			10,905,910	2.3

		Sweden: 4.9%
63,093		Assa Abloy AB	3,445,759	0.7
119,699		Atlas Copco AB - Class B	3,273,908	0.7
54,641		Electrolux AB	1,681,768	0.4
20,096		Hexagon AB	636,300	0.1
46,203		Investor AB	1,681,267	0.3
124,230		Kinnevik Investment AB	3,712,439	0.8
27,180		Svenska Cellulosa AB SCA	655,150	0.1
108,567		Svenska Handelsbanken AB	5,141,081	1.1
133,163		Swedbank AB	3,221,327	0.7
			23,448,999	4.9

		Switzerland: 7.8%
7,097		Cie Financiere Richemont SA	589,605	0.1
30,713		Credit Suisse Group	646,688	0.1
3,321	@	Dufry Group	487,863	0.1
62,243		GAM Holding AG	1,099,968	0.2
6,567		Geberit AG - Reg	2,243,580	0.5
506,783		Glencore PLC	1,889,587	0.4
10,863		Holcim Ltd.	759,464	0.2
8,443		Julius Baer Group Ltd.	343,496	0.1
89,006		Nestle S.A.	6,797,475	1.4
83,428		Novartis AG	8,130,292	1.7
22,586		Roche Holding AG - Genusschein	6,087,321	1.3
12,479		Schindler Holding AG - Part Cert	1,848,223	0.4
133		SGS S.A.	252,287	0.0
3,360		Sonova Holding AG - Reg	441,426	0.1
1,948		Swatch Group AG - BR	774,747	0.2
8,290		Swiss Re Ltd.	747,819	0.2
984		Syngenta AG	320,522	0.1
94,119	@	UBS Group AG	1,577,534	0.3
18,694		Wolseley PLC	1,083,603	0.2
3,593		Zurich Insurance Group AG	1,191,361	0.2
			37,312,861	7.8

		Taiwan: 1.7%
44,000		Asustek Computer, Inc.	459,871	0.1
300,935		Hon Hai Precision Industry Co., Ltd. GDR	1,640,971	0.4
143,000		Taiwan Semiconductor Manufacturing Co., Ltd.	628,861	0.1
228,500		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,189,235	1.1
			7,918,938	1.7

		Thailand: 0.3%
134,000		CP ALL PCL	169,759	0.0
1,837,400		Krung Thai Bank PCL	1,272,022	0.3
			1,441,781	0.3

		Turkey: 0.9%
294,295	@	Turkcell Iletisim Hizmet AS	1,694,213	0.4
608,161		Turkiye Garanti Bankasi A/S	2,557,189	0.5
			4,251,402	0.9

		United Arab Emirates: 0.1%
26,908		DP World Ltd.	527,965	0.1

		United Kingdom: 19.7%
82,424		Anglo American PLC	1,376,784	0.3
57,047		ARM Holdings PLC	889,105	0.2
71,668	@,L	ASOS PLC	2,956,110	0.6
27,741		AstraZeneca PLC	1,974,760	0.4
132,274		Aviva PLC	1,049,451	0.2
85,747		BAE Systems PLC	652,761	0.1
654,441		Barclays PLC	2,298,424	0.5
446,790		BG Group PLC	5,959,247	1.2
75,000		BHP Billiton PLC	1,629,046	0.3
80,140		British American Tobacco PLC	4,521,197	0.9
33,581		Sky PLC	468,294	0.1
101,646		Burberry Group PLC	2,640,718	0.6
62,434		Capita Group PLC	1,048,492	0.2
196,294		CNH Industrial NV	1,494,335	0.3
32,814		Compass Group PLC	565,753	0.1
397,464		Direct Line Insurance Group PLC	1,863,979	0.4
13,514		EasyJet PLC	376,810	0.1
29,474		Experian PLC	519,364	0.1
192,200		Hargreaves Lansdown PLC	2,913,497	0.6
328,500	@	Imagination Technologies Group PLC	1,210,050	0.3
297,106		Informa PLC	2,284,446	0.5
21,597		InterContinental Hotels Group PLC	861,242	0.2
178,248	@	International Consolidated Airlines Group SA	1,452,046	0.3
45,000		Intertek Group PLC	1,549,850	0.3
197,189		John Wood Group PLC	1,693,743	0.4
64,290		Johnson Matthey PLC	3,145,123	0.7
325,243		Jupiter Fund Management PLC	1,850,089	0.4
207,000	@,L	KAZ Minerals PLC	623,972	0.1
3,350,689	@	Lloyds TSB Group PLC	3,711,956	0.8
292,175	@	Mitchells & Butlers PLC	1,868,827	0.4
42,421		Provident Financial PLC	1,680,709	0.4
266,779		Prudential PLC	6,485,526	1.4
7,933		Reckitt Benckiser PLC	671,411	0.1
180,022		Reed Elsevier PLC	3,125,375	0.7
384,477		Rexam PLC	2,456,922	0.5
59,284		Rightmove PLC	2,071,065	0.4
29,894		Rio Tinto PLC	1,313,636	0.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
124,351		Rolls-Royce Holdings PLC	$1,661,338	0.3
24,305	@	SABMiller PLC	1,323,806	0.3
45,714		Shire PLC	3,336,580	0.7
145,511		Standard Chartered PLC	1,940,379	0.4
726,220		Taylor Wimpey PLC	1,475,368	0.3
107,470		Unilever PLC	4,732,355	1.0
806,310		Vodafone Group PLC	2,835,383	0.6
43,000		Weir Group PLC	1,084,113	0.2
264,028		William Hill PLC	1,495,880	0.3
43,629		WPP PLC	959,430	0.2
			94,098,747	19.7

		United States: 2.7%
44,323		Anheuser-Busch InBev Worldwide, Inc.	5,405,880	1.1
52,148		Coca-Cola Enterprises, Inc.	2,195,431	0.5
3,800		Las Vegas Sands Corp.	206,606	0.0
9,300	@	Liberty Global PLC - Class A	434,496	0.1
12,400	@	Liberty Global PLC - Class C	565,316	0.1
8,752	@	Mettler Toledo International, Inc.	2,660,170	0.6
735	@	Priceline.com, Inc.	741,968	0.1
102,900		Samsonite International SA	312,289	0.1
2,300		Wynn Resorts Ltd.	340,285	0.1
			12,862,441	2.7

	Total Common Stock
	(Cost $450,155,835)		463,008,727	97.0

PREFERRED STOCK: 0.3%
		Brazil: 0.1%
33,572		Itau Unibanco Holding S.A.	411,635	0.1

		Germany: 0.2%
8,997		Porsche AG	753,970	0.1
1,835		Volkswagen AG	409,365	0.1
			1,163,335	0.2

		United States: 0.0%
911		Peixe Urbano, Inc. - Series A	18	0.0
4,440	@	Peixe Urbano, Inc. - Series C	1,909	0.0
			1,927	0.0

	Total Preferred Stock
	(Cost $1,963,477)		1,576,897	0.3

	Total Long-Term Investments
	(Cost $452,119,312)		464,585,624	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateralcc: 1.2%
1,315,957	Bank of Nova Scotia, Repurchase Agreement dated 01/30/15, 0.06%, due 02/02/15 (Repurchase Amount $1,315,963, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,342,283, due 03/31/15-05/20/62)	$1,315,957	0.3
277,030	BNP Paribas Bank, Repurchase Agreement dated 01/30/15, 0.08%, due 02/02/15 (Repurchase Amount $277,032, collateralized by various U.S. Government Agency Obligations, 2.380%-4.000%, Market Value plus accrued interest $282,571, due 09/01/25-01/20/45)	277,030	0.0
1,315,957	Daiwa Capital Markets, Repurchase Agreement dated 01/30/15, 0.10%, due 02/02/15 (Repurchase Amount $1,315,968, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,342,276, due 06/01/17-03/01/48)	1,315,957	0.3
1,315,957	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/30/15, 0.15%, due 02/02/15 (Repurchase Amount $1,315,973, collateralized by various U.S. Government Securities, 0.625%-3.125%, Market Value plus accrued interest $1,342,276, due 08/15/17-02/15/42)	1,315,957	0.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,315,957	Nomura Securities, Repurchase Agreement dated 01/30/15, 0.08%, due 02/02/15 (Repurchase Amount $1,315,966, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,342,276, due 02/09/15-01/15/45)	$1,315,957	0.3
		5,540,858	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,406,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††	2,406,715	0.5
559,083	T. Rowe Price Reserve Investment Fund, 0.060%††	559,083	0.1
	Total Mutual Funds
	(Cost $2,965,798)	2,965,798	0.6

	Total Short-Term Investments
	(Cost $8,506,656)	8,506,656	1.8

	Total Investments in Securities (Cost $460,625,968)	$473,092,280	99.1
	Assets in Excess of Other Liabilities	4,241,701	0.9
	Net Assets	$477,333,981	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2015.

Cost for federal income tax purposes is $465,854,791.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,683,444
Gross Unrealized Depreciation	(34,445,955)

Net Unrealized Appreciation	$7,237,489

Sector Diversification	Percentage of Net Assets
Financials	22.3%
Consumer Discretionary	17.6
Industrials	14.2
Health Care	11.4
Consumer Staples	10.8
Information Technology	5.4
Telecommunication Services	5.3
Materials	4.9
Energy	4.2
Utilities	1.2
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$16,695,135	$–	$16,695,135
Austria	–	973,372	–	973,372
Belgium	–	2,288,094	–	2,288,094
Brazil	2,837,370	–	–	2,837,370
Canada	5,553,764	–	–	5,553,764
China	5,510,892	6,602,335	–	12,113,227
Denmark	–	11,007,256	–	11,007,256
Finland	–	6,067,160	–	6,067,160
France	439,167	31,037,547	–	31,476,714
Germany	–	19,329,533	–	19,329,533
Greece	–	959,791	–	959,791
Hong Kong	2,487,615	7,657,679	–	10,145,294
India	3,399,658	2,734,733	–	6,134,391
Indonesia	387,528	405,914	–	793,442
Ireland	2,396,328	1,512,676	–	3,909,004
Israel	5,439,134	–	–	5,439,134
Italy	–	10,564,394	–	10,564,394
Japan	–	85,667,013	–	85,667,013
Luxembourg	654,119	–	–	654,119
Macau	–	459,572	–	459,572
Malaysia	346,891	–	–	346,891
Mexico	157,984	–	–	157,984
Netherlands	452,238	17,054,295	–	17,506,533
New Zealand	–	1,364,021	–	1,364,021
Norway	–	1,415,261	–	1,415,261
Philippines	–	2,015,915	–	2,015,915
Russia	128,217	171,679	–	299,896
Singapore	–	3,461,359	–	3,461,359
South Africa	1,687,002	2,845,058	–	4,532,060
South Korea	2,779,657	3,292,327	–	6,071,984
Spain	–	10,905,910	–	10,905,910
Sweden	–	23,448,999	–	23,448,999
Switzerland	1,577,534	35,735,327	–	37,312,861
Taiwan	5,189,235	2,729,703	–	7,918,938
Thailand	–	1,441,781	–	1,441,781
Turkey	–	4,251,402	–	4,251,402
United Arab Emirates	–	527,965	–	527,965
United Kingdom	–	94,098,747	–	94,098,747
United States	7,144,272	5,718,169	–	12,862,441
Total Common Stock	48,568,605	414,440,122	–	463,008,727
Preferred Stock	411,635	1,163,335	1,927	1,576,897
Short-Term Investments	2,965,798	5,540,858	–	8,506,656
Total Investments, at fair value	$51,946,038	$421,144,315	$1,927	$473,092,280
Other Financial Instruments+
Forward Foreign Currency Contracts	–	145,377	–	145,377
Total Assets	$51,946,038	$421,289,692	$1,927	$473,237,657
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(531,759)	$–	$(531,759)
Total Liabilities	$–	$(531,759)	$–	$(531,759)

(1)	For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2015, securities valued at $2,621,541 and $5,398,825 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2015, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	454,274	Buy	02/23/15	$686,399	$684,141	$(2,258)
Credit Suisse Group AG	British Pound	158,962	Buy	02/23/15	241,208	239,398	(1,810)
Deutsche Bank AG	Japanese Yen	29,868,125	Buy	02/23/15	250,616	254,398	3,782
Goldman Sachs & Co.	Swiss Franc	210,365	Buy	02/23/15	247,137	229,338	(17,799)
Goldman Sachs & Co.	Japanese Yen	35,000,000	Buy	02/23/15	300,491	298,108	(2,383)
Goldman Sachs & Co.	Australian Dollar	4,721,833	Buy	02/23/15	3,833,987	3,671,533	(162,454)
Goldman Sachs & Co.	Danish Krone	3,734,987	Buy	02/23/15	590,417	567,542	(22,875)
Goldman Sachs & Co.	British Pound	1,588,330	Buy	02/23/15	2,411,966	2,392,039	(19,927)
Goldman Sachs & Co.	Swedish Krona	6,896,436	Buy	02/23/15	855,889	833,621	(22,268)
Goldman Sachs & Co.	Singapore Dollar	1,804,124	Buy	02/23/15	1,350,675	1,332,998	(17,677)
National Australia Bank	British Pound	140,001	Buy	02/23/15	211,117	210,843	(274)
Standard Chartered Bank	British Pound	206,305	Buy	02/23/15	309,812	310,697	885
State Street Bank	Japanese Yen	91,863,419	Buy	02/23/15	777,052	782,435	5,383
State Street Bank	EU Euro	195,682	Buy	02/23/15	231,852	221,157	(10,695)
Toronto-Dominion Bank	Japanese Yen	21,688,077	Buy	02/23/15	184,845	184,725	(120)
UBS AG	Japanese Yen	33,684,946	Buy	02/23/15	252,289	253,125	836
UBS AG	Canadian Dollar	91,589	Buy	02/23/15	76,381	72,057	(4,324)
UBS AG	British Pound	77,205	Buy	02/23/15	116,956	116,273	(683)
UBS AG	EU Euro	999,117	Buy	02/23/15	1,156,371	1,129,184	(27,187)
Westpac Bank	Hong Kong Sar Dollar	2,908,650	Buy	02/23/15	375,118	375,186	68
							$(301,780)

Barclays Bank PLC	EU Euro	162,201	Sell	02/23/15	$185,160	$183,316	$1,844
Barclays Bank PLC	EU Euro	163,195	Sell	02/23/15	189,997	184,440	5,557
Citigroup, Inc.	British Pound	300,432	Sell	02/23/15	454,768	452,453	2,315
Citigroup, Inc.	Singapore Dollar	448,123	Sell	02/23/15	335,374	331,101	4,273
Credit Suisse Group AG	Japanese Yen	29,224,416	Sell	02/23/15	247,750	248,915	(1,165)
Credit Suisse Group AG	Japanese Yen	14,903,887	Sell	02/23/15	126,672	126,942	(270)
Credit Suisse Group AG	EU Euro	199,226	Sell	02/23/15	231,544	225,162	6,382
Deutsche Bank AG	Swiss Franc	1,958,005	Sell	02/23/15	1,918,772	2,134,594	(215,822)
Deutsche Bank AG	EU Euro	1,512,769	Sell	02/23/15	1,779,660	1,709,705	69,955
Goldman Sachs & Co.	Norwegian Krone	2,769,630	Sell	02/23/15	358,741	358,290	451
Standard Chartered Bank	EU Euro	268,795	Sell	02/23/15	302,064	303,787	(1,723)
Standard Chartered Bank	Singapore Dollar	220,214	Sell	02/23/15	164,705	162,708	1,997
Standard Chartered Bank	Hong Kong Sar Dollar	593,460	Sell	02/23/15	76,535	76,551	(16)
State Street Bank	British Pound	211,958	Sell	02/23/15	322,531	319,211	3,320
State Street Bank	Hong Kong Sar Dollar	1,780,126	Sell	02/23/15	229,588	229,617	(29)

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	EU Euro	247,071	Sell	02/23/15	$286,464	$279,235	$7,229
UBS AG	British Pound	71,220	Sell	02/23/15	107,876	107,258	618
UBS AG	British Pound	265,908	Sell	02/23/15	402,752	400,460	2,292
Westpac Bank	Japanese Yen	392,780,628	Sell	02/23/15	3,355,685	3,345,459	10,226
Westpac Bank	Canadian Dollar	373,471	Sell	02/23/15	311,792	293,828	17,964
							$(84,602)

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$145,377
Total Asset Derivatives		$145,377

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$531,759
Total Liability Derivatives		$531,759

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2015:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	National Australia Bank	Standard Chartered Bank	State Street Bank	Toronto- Dominion Bank	UBS AG	Westpac Bank	Totals
Assets:
Forward foreign currency contracts	$7,401	$6,588	$6,382	$73,737	$451	$-	$2,882	$8,703	$-	$10,975	$28,258	$145,377
Total Assets	$7,401	$6,588	$6,382	$73,737	$451	$-	$2,882	$8,703	$-	$10,975	$28,258	$145,377

Liabilities:
Forward foreign currency contracts	$2,258	$-	$3,245	$215,822	$265,383	$274	$1,739	$10,724	$120	$32,194	$-	$531,759
Total Liabilities	$2,258	$-	$3,245	$215,822	$265,383	$274	$1,739	$10,724	$120	$32,194	$-	$531,759

Net OTC derivative instruments by counterparty, at fair value	$5,143	$6,588	$3,137	$(142,085)	$(264,932)	$(274)	$1,143	$(2,021)	$(120)	$(21,219)	$28,258	$(386,382)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$5,143	$6,588	$3,137	$(142,085)	$(264,932)	$(274)	$1,143	$(2,021)	$(120)	$(21,219)	$28,258	$(386,382)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Australia: 3.5%
15,693		360 Capital Industrial Fund	$33,230	0.0
55,635		Ardent Leisure Group	119,914	0.1
4,701	@	ASG Group Ltd.	2,408	0.0
425,481		Australian Pharmaceutical Industries Ltd.	301,426	0.1
9,389		BC Iron Ltd.	3,340	0.0
37,240		Cabcharge Australia Ltd.	125,254	0.1
140,711		Challenger Financial Services Group Ltd.	684,563	0.3
63,654		Collins Foods Ltd.	125,373	0.1
49,844		Downer EDI Ltd.	161,840	0.1
26,531		DuluxGroup Ltd.	122,896	0.1
9,569		GBST Holdings Ltd.	28,010	0.0
218,528	@,L	Karoon Gas Australia Ltd.	355,450	0.1
13,388	@	Mantra Group Ltd.	28,662	0.0
105,360		Mount Gibson Iron Ltd.	17,352	0.0
10,728		My Net Fone Ltd	23,267	0.0
323,366		Nufarm Ltd.	1,420,945	0.6
52,188	@	OceanaGold Corp.	114,997	0.1
70,423		Panoramic Resources Ltd	24,646	0.0
15,500		RCR Tomlinson Ltd.	24,729	0.0
26,309	@	Regis Healthcare Ltd.	89,181	0.0
310,450	@	Resolute Mining Ltd.	93,161	0.0
234,886		SAI Global Ltd.	713,866	0.3
54,049		Sandfire Resources NL	178,307	0.1
130,887		Sigma Pharmaceuticals Ltd.	81,224	0.0
18,706		Sims Group Ltd.	157,374	0.1
13,005		Slater & Gordon Ltd.	66,744	0.0
422,122	@	Spotless Group Holdings Ltd.	609,330	0.2
130,631	L	Super Retail Group Ltd.	881,634	0.4
13,919		Tassal Group Ltd.	40,652	0.0
41,907		Thorn Group Ltd.	93,059	0.0
409,207		Tox Free Solutions Ltd.	924,430	0.4
1,070,885		Transpacific Industries Group Ltd.	687,790	0.3
74,582		UXC Ltd.	43,107	0.0
30,247		Vita Group Ltd.	33,084	0.0
284,802	L	Vocation Ltd	55,430	0.0
12,878		Western Areas Ltd	39,895	0.0
			8,506,570	3.5

		Austria: 0.5%
25,190		CA Immobilien Anlagen AG	510,183	0.2
4,265		S IMMO AG	33,013	0.0
9,454	L	Schoeller-Bleckmann Oilfield Equipment AG	559,208	0.3
660		Semperit AG Holding	29,236	0.0
			1,131,640	0.5

		Belgium: 2.0%
4,541	@	Ablynx NV	53,554	0.0
8,857		Ackermans & van Haaren NV	1,052,669	0.4
151,931	@	AGFA-Gevaert NV	355,209	0.2
2,576		Barco NV	165,790	0.1
12,628		Cie d'Entreprises CFE	1,202,432	0.5
25,644		D'ieteren SA	829,338	0.3
10,191		Exmar NV	89,781	0.0
14,308		Kinepolis Group NV	628,148	0.3
9,699		Melexis NV	485,473	0.2
7,296	L	Recticel SA	42,179	0.0
173		Resilux	25,042	0.0
6,356		Sioen Industries NV	91,821	0.0
			5,021,436	2.0

		Brazil: 0.5%
42,173		Bematech SA	161,887	0.1
41,604	L	Cia Paranaense de Energia ADR	482,606	0.2
5,700	@	Fertilizantes Heringer SA	8,072	0.0
1,015		FII BTG Pactual Corporate Office Fund	40,706	0.0
11,500		Light S.A.	60,688	0.0
189,900		Magazine Luiza SA	479,837	0.2
			1,233,796	0.5

		Canada: 6.4%
15,700		Absolute Software Corp.	108,727	0.1
3,100		AirBoss of America Corp.	34,081	0.0
53,888		Altus Group Ltd. - Canada	796,849	0.3
3,100		Arsenal Energy, Inc.	9,270	0.0
96,400	@	Bankers Petroleum Ltd.	221,522	0.1
10,500	@	Birchcliff Energy Ltd.	56,189	0.0
12,000		BTB Real Estate Investment Trust	44,763	0.0
1,400		Calian Technologies Ltd.	20,118	0.0
43,000		Canaccord Capital, Inc.	215,897	0.1
1,800		Canadian Apartment Properties REIT	40,329	0.0
15,800		Canam Group, Inc.	138,640	0.1
20,200	@	CanElson Drilling, Inc.	51,346	0.0
4,300	@	Canfor Corp.	107,441	0.1
23,523		Canfor Pulp Products, Inc.	291,562	0.1
28,975		Cascades, Inc.	178,999	0.1
7,300		Cathedral Energy Services Ltd.	13,443	0.0
17,100	@	Celestica, Inc.	191,630	0.1
57,200		Centerra Gold, Inc.	343,011	0.1
1,400		Cervus Equipment Corp.	21,077	0.0
24,600	@	Cipher Pharmaceuticals, Inc.	338,015	0.1
3,700		Clarke, Inc.	27,662	0.0
4,827		Clearwater Seafoods, Inc.	52,954	0.0
8,000		Cogeco Cable, Inc.	459,589	0.2
4,900		Cogeco, Inc.	229,440	0.1
15,200	@,L	Corridor Resources, Inc.	10,646	0.0
70,146	@	Dominion Diamond Corp.	1,165,328	0.5
16,000		Dorel Industries, Inc.	458,456	0.2
41,700		Dream Industrial Real Estate Investment Trust	294,365	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
1,900		easyhome Ltd.	$27,333	0.0
70,500		EnerCare, Inc.	792,827	0.3
34,044		Enerflex Ltd.	428,665	0.2
4,700		Enghouse Systems Ltd.	149,762	0.1
15,800		Exco Technologies Ltd.	166,617	0.1
55,900		Extendicare, Inc.	300,022	0.1
50,262		Gluskin Sheff + Associates, Inc.	1,047,405	0.4
3,300	@	Great Canadian Gaming Corp.	51,291	0.0
2,000		Guardian Capital Group Ltd.	25,498	0.0
2,800		Hardwoods Distribution, Inc.	28,469	0.0
44,557		High Arctic Energy Services, Inc.	131,844	0.1
3,500		IESI-BFC Ltd.	99,874	0.0
38,100		Intertape Polymer Group, Inc.	562,190	0.2
8,900		Killam Properties, Inc.	77,815	0.0
300		Lassonde Industries, Inc.	32,580	0.0
13,100		Laurentian Bank of Canada	482,577	0.2
8,900		Linamar Corp.	509,822	0.2
105,200		Lucara Diamond Corp.	173,857	0.1
5,900	@	Macro Enterprises, Inc.	5,618	0.0
8,500		Magellan Aerospace Corp.	89,301	0.0
900	@	Mainstreet Equity Corp.	23,975	0.0
7,900		Maple Leaf Foods Inc.	126,703	0.1
39,100	@	Merus Labs International, Inc.	56,002	0.0
500		Morguard Corp.	56,858	0.0
4,300		Morguard Real Estate Investment Trust	62,468	0.0
58,100		Nevsun Resources Ltd	200,723	0.1
3,100		New Flyer Industries, Inc.	33,471	0.0
55,900		Noranda Income Fund	109,539	0.1
18,363		North American Energy Partners, Inc.	54,722	0.0
26,269	@	Parex Resources, Inc.	142,229	0.1
464,932	@	Petroamerica Oil Corp.	51,224	0.0
7,700		Pizza Pizza Royalty Corp.	88,471	0.0
18,010		Quebecor, Inc.	451,419	0.2
18,400		Reitmans Canada Ltd.	117,290	0.1
36,665	@	Richmont Mines, Inc.	129,061	0.1
4,100		Rocky Mountain Dealerships, Inc.	26,781	0.0
72,200		Rogers Sugar, Inc.	259,663	0.1
52,053		Rona, Inc.	523,930	0.2
28,900		Savanna Energy Services Corp.	51,173	0.0
35,000	@	Teranga Gold Corp.	17,353	0.0
4,600		Torstar Corp.	24,834	0.0
58,539		Transcontinental, Inc.	697,014	0.3
15,400		Uni-Select, Inc.	381,758	0.2
2,000		Wajax Corp.	38,168	0.0
46,700		Western Energy Services Corp.	192,945	0.1
57,849		Western Forest Products, Inc.	117,455	0.1
1,200		Westjet Airlines Ltd.	28,822	0.0
1,400		Winpak Ltd.	41,646	0.0
43,500	@	Xtreme Drilling and Coil Services Corp.	56,485	0.0
39,740	@	Yellow Pages Ltd/Canada	549,486	0.2
14,836	L	Zargon Oil & Gas Ltd.	46,001	0.0
			15,862,385	6.4

		China: 1.0%
34,000		Baoye Group Co. Ltd.	19,736	0.0
103,000		Cabbeen Fashion Ltd.	43,181	0.0
14,836	@	China King-highway Holdings Ltd.	52,908	0.0
174,000		China Silver Group Ltd.	42,148	0.0
19,594		China Yuchai International Ltd.	358,766	0.2
168,000		Guangdong Electric Power Development Co. Ltd.	127,642	0.1
1,220		Jiangling Motors Corp. Ltd.	5,933	0.0
58,978	@	Li Heng Chemical Fibre Technologies Ltd	5,101	0.0
142,500		Sinotruk Hong Kong Ltd.	78,187	0.1
75,000		Weiqiao Textile Co.	41,035	0.0
38,840	@	WuXi PharmaTech Cayman, Inc. ADR	1,557,484	0.6
			2,332,121	1.0

		Colombia: 0.0%
42,800		Pacific Rubiales Energy Corp.	99,363	0.0

		Denmark: 1.8%
2,041	@	Bavarian Nordic A/S	62,853	0.0
27,877		Columbus A/S	21,167	0.0
898		Dfds A/S	86,582	0.0
46,400		DSV A/S	1,461,494	0.6
1,782		East Asiatic Co., Ltd. A/S	14,072	0.0
68,658	@	Griffin IV Berlin A/S	30,342	0.0
76,299		H Lundbeck A/S	1,549,601	0.6
54,728	L	Matas A/S	1,186,791	0.5
433		PER Aarsleff A/S	97,333	0.1
			4,510,235	1.8

		Finland: 0.4%
3,368		Atria PLC	29,457	0.0
8,483	L	Cramo PLC	130,817	0.0
5,970	@	Finnair OYJ	22,194	0.0
15,981		HKScan OYJ	69,706	0.0
8,597	L	Lassila & Tikanoja OYJ	172,193	0.1
8,558		M-real OYJ	51,136	0.0
19,720	@	Oriola-KD OYJ	80,443	0.1
3,769		Ramirent Oyj	31,119	0.0
8,042		Tieto OYJ	197,626	0.1
16,357		Tikkurila OYJ	295,140	0.1
			1,079,831	0.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: 4.2%
1,001	@	Ausy	$37,327	0.0
1,897		Boiron SA	194,022	0.1
1,601		Caisse Regionale de Credit Agricole Mutuel Nord de France	31,099	0.0
5,876		Societe d'Edition de Canal +	39,581	0.0
1,111		Cegid Group	40,023	0.0
2,912		Compagnie des Alpes	52,089	0.0
86,249		Derichebourg	335,298	0.1
65		Devoteam SA	1,249	0.0
38,539	@	Etablissements Maurel et Prom	311,294	0.1
13,895		Eurazeo SA	973,895	0.4
5,736	@	EuropaCorp	29,038	0.0
167		GEA	14,710	0.0
1,501	@	Groupe Fnac	75,286	0.0
2,299		Guerbet	85,469	0.1
18,644		Imerys SA	1,346,188	0.5
8,222		Ipsen SA	418,452	0.2
2,221		Le Belier	65,137	0.0
1,992		Lectra	22,397	0.0
380		Manutan International	17,176	0.0
7,980		MGI Coutier	121,251	0.1
833		Mr Bricolage	13,385	0.0
956		Norbert Dentressangle SA	141,046	0.1
765		Plastivaloire	31,845	0.0
13,484		Rallye SA	505,599	0.2
408		Stallergenes SA	24,306	0.0
1,286		Synergie SA	28,060	0.0
22,350	@	Technicolor SA	133,512	0.1
24,925		Teleperformance	1,785,766	0.7
95		Tessi SA	9,640	0.0
106		Total Gabon	36,160	0.0
424		Trigano SA	12,644	0.0
113,385	@	UbiSoft Entertainment	2,276,009	0.9
1,368		Vetoquinol SA	54,058	0.1
2,870		Virbac SA	637,055	0.3
4,012		Wendel	449,619	0.2
			10,349,685	4.2

		Germany: 6.4%
17,637		Aareal Bank AG	667,843	0.3
14,343		Adler Modemaerkte AG	209,654	0.1
8,412	@	ADLER Real Estate AG	80,607	0.1
11,453	@,L	ADVA AG Optical Networking	37,919	0.0
8,702		Amadeus Fire AG	647,362	0.3
19,889		Aurelius AG	794,732	0.3
252		Bertrandt AG	33,122	0.0
371		bet-at-home.com AG	25,938	0.0
55,613		Borussia Dortmund GmbH & Co. KGaA	250,553	0.1
1,838		CENIT AG	24,883	0.0
10,899		CENTROTEC Sustainable AG	162,579	0.1
6,939		Cewe Stiftung & Co. KGAA	406,749	0.2
91,563		Deutsche Lufthansa AG	1,548,685	0.6
43,125		Deutz AG	198,800	0.1
470		Eckert & Ziegler AG	11,154	0.0
3,487		Elmos Semiconductor AG	68,979	0.0
17,633		ElringKlinger AG	614,387	0.3
4,924	@	EM.TV AG	7,178	0.0
4,254		Francotyp-Postalia Holding AG	20,174	0.0
4,856		Gerresheimer AG	264,744	0.1
1,565		Grammer AG	62,238	0.0
17,750	L	Grenkeleasing AG	1,900,199	0.8
2,047		Hamburger Hafen und Logistik AG	42,055	0.0
491		Hornbach Baumarkt AG	17,896	0.0
39,783	@	Kontron AG	235,196	0.1
533		Leifheit AG	29,211	0.0
4,018		Nemetschek AG	419,398	0.2
15,819	@	Nordex AG	305,309	0.1
85,565		Patrizia Immobilien AG	1,500,391	0.6
26,559		Rheinmetall AG	1,149,297	0.5
35,066		Rhoen Klinikum AG	929,016	0.4
35,386		SAF-Holland SA	522,560	0.2
868		Schweizer Electronic AG	21,578	0.0
19,125		Stratec Biomedical Systems AG	1,030,440	0.4
73,015		TUI AG	1,283,964	0.5
1,698		Vib Vermoegen AG	30,891	0.0
1,279		VTG AG	30,702	0.0
4,532		Wacker Neuson SE	91,793	0.0
384		XING AG	46,885	0.0
			15,725,061	6.4

		Greece: 0.2%
67,505		Grivalia Properties REIC	601,302	0.2

		Guernsey: 0.0%
3,172		Tetragon Financial Group Ltd.	30,322	0.0

		Hong Kong: 0.8%
79,876		Asia Standard International Group	18,754	0.0
466,000		Bossini International Hldg	39,503	0.0
16,000		Cafe de Coral Holdings Ltd.	58,897	0.0
802,000		Champion Technology Holdings Ltd.	15,994	0.0
5,605,840	@	China Billion Resources Ltd.	–	–
52,724	@	China Engine Group Ltd.	114,020	0.1
194,000		China Glass Holdings Ltd.	24,938	0.0
200,000		Computime Group Ltd.	27,968	0.0
1,132,096		CSI Properties Ltd.	43,634	0.0
52,500		Dickson Concepts International Ltd.	24,677	0.0
507,500		DMX Technologies Group Ltd.	60,249	0.0
140,000		Dragon Hill Wuling Automobile Holdings Ltd.	9,752	0.0
116,000		Dream International Ltd.	16,011	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
612,000		Emperor International Holdings	$138,689	0.1
50,000	@	eSun Holdings Ltd.	4,581	0.0
31,000		Fairwood Holdings Ltd.	77,477	0.0
738,000		Fountain SET Hldgs	76,830	0.0
1,124,000		Get Nice Holdings Ltd.	51,251	0.0
2,000		Guoco Group Ltd.	23,594	0.0
127,200		HKR International Ltd.	65,339	0.0
54,000		Hung Hing Printing Group Ltd.	7,384	0.0
88,000		I.T LTD	22,590	0.0
52,000	@	Jinhui Holdings Co., Ltd.	8,183	0.0
3,680,000		Lai Fung Holdings Ltd.	72,338	0.0
928,000		Lai Sun Development	20,763	0.0
119,000		Lai Sun Garment International Ltd.	15,350	0.0
18,000		Lippo Ltd.	9,914	0.0
1,100,000	@	Neptune Group Ltd.	16,976	0.0
278,000		Pacific Andes International Holdings Ltd.	9,503	0.0
13,449	@	Ping Shan Tea Group Ltd.	128	0.0
130,000		Playmates Holdings Ltd.	126,288	0.1
191,000		Road King Infrastructure	163,009	0.1
1,456,000	@	Sinolink Worldwide Holdings	112,309	0.1
2,000		Soundwill Holdings Ltd.	3,261	0.0
308,000		TCC International Holdings Ltd.	111,843	0.1
100,000		TPV Technology Ltd.	20,423	0.0
110,000		Valuetronics Holdings Ltd.	30,392	0.0
171,000		Varitronix International Ltd.	116,553	0.1
532,400		VST Holdings Ltd.	169,535	0.1
			1,928,900	0.8

		India: 1.9%
2,647		Accelya Kale Solutions Ltd.	41,418	0.0
77,214		Amtek Auto Ltd.	215,725	0.1
2,117		Atul Auto Ltd.	20,939	0.0
3,030		Balmer Lawrie & Co. Ltd.	28,636	0.0
19,887	@	Eros International Media Ltd.	115,633	0.1
33,571		Eveready Industries India Ltd.	111,059	0.1
34,065		FIEM Industries Ltd.	493,498	0.2
231,382	@	Firstsource Solutions Ltd.	106,031	0.0
72,329		Gabriel India Ltd.	120,771	0.1
25,620	@	Geodesic Ltd.	–	–
45,312		Geometric Ltd.	89,933	0.0
50,145		GHCL Ltd.	60,723	0.0
35,534		Gujarat Alkalies & Chemicals Ltd.	110,493	0.0
42,673		Gujarat Industries Power Co. Ltd.	58,031	0.0
97,693		Gujarat State Fertilisers & Chemicals Ltd.	157,717	0.1
62,195		JK Tyre & Industries Ltd.	121,458	0.1
32,130		KPR Mill Ltd.	202,389	0.1
226,325		KRBL Ltd.	436,744	0.2
213,191		Manappuram Finance Ltd.	109,506	0.0
13,011		Marico Ltd.	75,589	0.0
142,227		National Aluminium Co. Ltd	103,875	0.0
55,941		Nucleus Software Exports Ltd.	163,887	0.1
38,834		Orient Cement Ltd.	118,725	0.1
13,782		RS Software India Ltd	48,992	0.0
100,998		Sonata Software Ltd.	197,096	0.1
4,819		State Bank of Bikaner & Jaipur	50,371	0.0
21,497		Tamilnadu Newsprint & Papers Ltd.	46,441	0.0
49,417		Tata Chemicals Ltd.	363,697	0.2
5,371		Tata Elxsi Ltd.	66,081	0.0
3,796	@	Torrent Pharmaceuticals Ltd.	67,207	0.0
214,251		Trident Ltd./India	83,218	0.0
27,347		UPL Ltd.	162,289	0.1
21,379	@	Varun Industries Ltd.	–	–
16,669		Welspun India Ltd.	102,396	0.0
39,975		Zensar Technologies Ltd.	420,401	0.2
			4,670,969	1.9

		Indonesia: 0.2%
1,002,000		Agung Podomoro Land Tbk PT	35,114	0.0
5,496,462	@	Darma Henwa Tbk PT	21,695	0.0
63,900		Dharma Satya Nusantara Tbk PT	21,363	0.0
462,400		Elnusa Tbk PT	20,657	0.0
3,845,700		Gajah Tunggal Tbk PT	441,528	0.2
184,500		Indah Kiat Pulp and Paper Corp. Tbk PT	15,795	0.0
183,500		Petrosea Tbk PT	13,327	0.0
			569,479	0.2

		Ireland: 0.2%
81,479	@	Circle Oil PLC	13,184	0.0
31,134		Fly Leasing Ltd. ADR	414,393	0.2
			427,577	0.2

		Israel: 0.1%
47,867	@	Africa Israel Investments Ltd.	42,394	0.0
11,628		Babylon Ltd.	5,389	0.0
132,566	@	El Al Israel Airlines	24,747	0.0
1,410		Formula Systems 1985 Ltd.	29,538	0.0
168,378	@	Oil Refineries Ltd.	48,978	0.1
3,781		Plus500 Ltd.	32,279	0.0
2,876	@	Radware Ltd.	55,334	0.0
			238,659	0.1

		Italy: 4.2%
196,284	@	Anima Holding SpA	980,599	0.4
17,232		Ascopiave SpA	37,055	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
68,678	@	Autogrill S.p.A.	$586,698	0.2
25,995		Autostrada Torino-Milano S.p.A.	326,244	0.1
22,074		Banca Generali SpA	616,650	0.3
3,654		Banca IFIS SpA	62,861	0.0
1,281,197	L	Beni Stabili S.p.A.	957,248	0.4
6,816		Biesse S.p.A.	93,660	0.0
54,698	L	Brunello Cucinelli SpA	1,125,532	0.5
7,618		Caltagirone SpA	16,700	0.0
17,087		Danieli & Co. Officine Meccaniche S.p.A.	418,947	0.2
1,485	@	Delclima	3,281	0.0
18,985		DiaSorin SpA	757,933	0.3
17,799	@	Ei Towers SpA	883,152	0.4
615		El.En. SpA	21,404	0.0
13,468		Elica SpA	27,394	0.0
20,546		Emak SpA	20,907	0.0
67,526		ERG S.p.A.	805,007	0.3
19,346		Exor S.p.A.	789,750	0.3
767		Italmobiliare SpA	19,790	0.0
6,023		Italmobiliare SpA - RSP	109,508	0.1
8,621		La Doria SpA	101,898	0.0
28,799		Moncler S.p.A.	427,789	0.2
114,292	#,@	RAI Way SpA	445,565	0.2
23,912		Salvatore Ferragamo Italia SpA	692,217	0.3
5,829		Servizi Italia SpA	27,598	0.0
2,466		Sesa SpA	37,006	0.0
17,365	@	Sogefi S.p.A.	50,115	0.0
			10,442,508	4.2

		Japan: 31.2%
2,000		Aeon Fantasy Co., Ltd.	26,804	0.0
4,400		Aeon Hokkaido Corp.	26,211	0.0
6,300		Agro-Kanesho Co. Ltd.	57,617	0.0
4,300		Ahresty Corp.	23,383	0.0
500		Aichi Bank Ltd.	24,534	0.0
1,200		Ain Pharmaciez, Inc.	38,675	0.0
11,000		Akita Bank Ltd.	30,502	0.0
3,900		Alpha Systems, Inc.	51,807	0.0
800		Amiyaki Tei Co., Ltd.	26,618	0.0
4,500		Amuse, Inc.	116,829	0.1
8,000		Anabuki Kosan, Inc.	17,060	0.0
1,900		AOI Electronic Co. Ltd.	85,582	0.0
2,900		Arakawa Chemical Industries Ltd.	29,445	0.0
3,500		Arc Land Sakamoto Co., Ltd.	65,285	0.0
2,800		Asahi Broadcasting Corp.	22,377	0.0
37,200		Asahi Intecc Co. Ltd.	1,971,566	0.8
23,000		Asahi Organic Chemicals Industry Co., Ltd.	56,776	0.0
41,000		Asanuma Corp.	52,223	0.0
5,000		ASKA Pharmaceutical Co., Ltd.	53,407	0.0
7,000		Bando Chemical Industries Ltd.	25,480	0.0
900		Bank of Iwate Ltd.	36,579	0.0
11,000		Bank of Saga Ltd.	25,111	0.0
14,300		Belluna Co., Ltd.	61,223	0.0
4,800	L	Best Bridal, Inc.	29,476	0.0
53,400	L	BIC Camera, Inc.	605,257	0.3
4,400		BML, Inc.	117,719	0.1
8,000		Bunka Shutter Co., Ltd.	64,639	0.0
6,800		CAC Holdings Corp.	65,152	0.0
5,100		Carlit Holdings Co. Ltd.	31,071	0.0
33,000		Central Glass Co., Ltd.	138,582	0.1
3,700		Chiba Kogyo Bank Ltd.	25,222	0.0
4,900		Chimney Co. Ltd.	92,707	0.0
2,900		Chiyoda Integre Co., Ltd.	54,302	0.0
8,300		Chori Co., Ltd.	134,421	0.1
2,900		Chubu Shiryo Co., Ltd.	16,206	0.0
65,000		Chuetsu Pulp & Paper Co., Ltd.	163,362	0.1
5,000		Chugoku Marine Paints Ltd.	44,012	0.0
4,700		Cleanup Corp.	34,781	0.0
12,900		Computer Engineering & Consulting Ltd.	110,237	0.1
4,100		CONEXIO Corp.	36,884	0.0
2,500		Corona Corp.	24,790	0.0
2,100		Cresco Ltd.	29,481	0.0
9,800		CTI Engineering Co., Ltd.	121,159	0.1
16,500		CyberAgent, Inc.	726,525	0.3
83		DA Office Investment Corp.	481,513	0.2
8,000		Daihatsu Diesel Manufacturing Co., Ltd.	64,211	0.0
18,000		Daiichi Jitsugyo Co., Ltd.	92,965	0.1
1,000		Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	39,897	0.0
2,700		Daikokutenbussan Co., Ltd.	104,648	0.1
50,000		Daikyo, Inc.	73,892	0.0
6,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	32,668	0.0
58,000		Daito Bank Ltd.	69,703	0.0
3,600		Daito Pharmaceutical Co. Ltd.	76,388	0.0
115,000		Daiwa Industries Ltd.	698,836	0.3
17,400		Daiwa Odakyu Construction Co.	103,888	0.1
20,300		DCM Holdings Co., Ltd.	135,440	0.1
82,200		Denyo Co., Ltd.	1,357,509	0.6
4,700		Dip Corp.	222,054	0.1
2,400		Doutor Nichires Holdings Co., Ltd.	34,111	0.0
39,091		DTS Corp.	820,555	0.3
2,500		Dydo Drinco, Inc.	102,646	0.1
60,200	L	EDION Corp.	446,450	0.2
9,000		Eighteenth Bank Ltd.	26,015	0.0
2,800		ESCRIT, Inc.	24,486	0.0
19,900		Exedy Corp.	437,625	0.2
2,200		FALCO SD Holdings Co., Ltd.	24,282	0.0
154,100		Ferrotec Corp.	775,292	0.3
11,600		Foster Electric Co., Ltd.	217,911	0.1
14,000		Fuji Kiko Co., Ltd.	63,792	0.0
1,500		Fuji Pharma Co. Ltd.	26,113	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
22,927	Fuji Soft, Inc.	$458,803	0.2
9,200	Fujikura Kasei Co., Ltd.	44,694	0.0
9,200	Fujitsu Frontech Ltd.	105,317	0.1
2,500	FuKoKu Co. Ltd.	27,256	0.0
6,000	Fukuda Corp.	47,662	0.0
2,300	Fukuda Denshi Co., Ltd.	114,194	0.1
800	Fukushima Industries Corp.	12,004	0.0
2,000	Furusato Industries Ltd.	26,931	0.0
8,000	Fuso Pharmaceutical Industries Ltd.	20,539	0.0
46,100	Futaba Industrial Co., Ltd.	230,230	0.1
3,100	G-7 Holdings, Inc.	26,376	0.0
700	Genky Stores, Inc.	56,606	0.0
2,500	Geo Corp.	24,461	0.0
1,446	GLP J-Reit	1,642,472	0.7
5,700	Grandy House Corp.	14,287	0.0
600	Hamakyorex Co., Ltd.	21,212	0.0
3,900	Haruyama Trading Co., Ltd.	23,860	0.0
4,700	Hasegawa Co. Ltd.	22,768	0.0
14,300	Hazama Ando Corp.	93,658	0.1
4,400	Heiwado Co., Ltd.	93,286	0.1
25,000	Higashi-Nippon Bank Ltd.	70,343	0.0
4,300	Hirano Tecseed Co., Ltd.	30,679	0.0
2,400	Hitachi Zosen Fukui Corp.	30,814	0.0
10,000	Hokkan Holdings Ltd.	25,427	0.0
2,000	Hokko Chemical Industry Co. Ltd.	6,958	0.0
8,000	Hokuriku Electrical Construction Co. Ltd.	54,613	0.0
2,600	Honda Tsushin Kogyo Co. Ltd.	29,744	0.0
4,400	H-One Co. Ltd.	24,665	0.0
28,000	Hoshizaki Electric Co., Ltd.	1,419,553	0.6
2,200	I K K, Inc.	19,118	0.0
38,700	IBJ Leasing Co., Ltd.	728,968	0.3
41,664	Ichiyoshi Securities Co., Ltd.	421,531	0.2
1,000	IDEA Consultants, Inc.	11,721	0.0
68,300	Iida Group Holdings Co. Ltd.	849,489	0.4
2,100	Inaba Seisakusho Co., Ltd.	23,797	0.0
82,509	Inabata & Co., Ltd.	751,932	0.3
13,500	Ines Corp.	100,818	0.1
32,200	Infocom Corp.	245,616	0.1
1,400	Innotech Corp.	5,814	0.0
35,600	Internet Initiative Japan, Inc.	746,762	0.3
5,400	Information Services International-Dentsu Ltd.	52,765	0.0
5,100	Itoki Corp.	25,181	0.0
4,100	IwaiCosmo Holdings, Inc.	46,644	0.0
12,000	Iwasaki Electric Co., Ltd.	23,657	0.0
14,000	Jaccs Co., Ltd.	65,255	0.0
43,800	Jamco Corp.	1,188,927	0.5
1,000	Japan Aviation Electronics Industry Ltd.	22,601	0.0
1,500	Japan Digital Laboratory Co.	20,746	0.0
19,000	Joban Kosan Co. Ltd.	25,441	0.0
13,000	J-Oil Mills, Inc.	46,492	0.0
51,400	JVC Kenwood Holdings, Inc.	121,840	0.1
3,000	Kaga Electronics Co., Ltd.	38,115	0.0
700	Kamei Corp.	4,626	0.0
5,000	Kanagawa Chuo Kotsu Co., Ltd.	25,082	0.0
1,254,000	Kanematsu Corp.	1,786,200	0.7
7,000	Kanto Denka Kogyo Co., Ltd.	33,192	0.0
12,000	Kasai Kogyo Co., Ltd.	102,086	0.1
18,000	Kato Works Co., Ltd.	140,739	0.1
229,000	Kawasaki Heavy Industries Ltd.	1,097,168	0.5
3,300	Kawasumi Laboratories, Inc.	21,128	0.0
5,900	Keihanshin Building Co. Ltd.	35,079	0.0
125,200	Kenedix, Inc.	563,098	0.2
2,800	Kenko Mayonnaise Co. Ltd.	39,866	0.0
5,700	King Co. Ltd.	21,007	0.0
57,000	Kinki Nippon Tourist Co., Ltd.	77,700	0.0
1,700	Kissei Pharmaceutical Co., Ltd.	50,998	0.0
1,700	Kita-Nippon Bank Ltd.	44,713	0.0
5,000	Kitano Construction Corp.	15,013	0.0
3,500	Kohnan Shoji Co., Ltd.	39,567	0.0
15,100	Kojima Co., Ltd.	40,368	0.0
5,100	Komatsu Wall Industry Co., Ltd.	107,910	0.1
3,500	Konoike Transport Co. Ltd.	71,903	0.0
5,400	Kosaido Co., Ltd.	21,927	0.0
1,700	Kose Corp.	76,112	0.0
12,300	Kura Corp.	370,574	0.2
25,000	Kyodo Printing Co., Ltd.	83,791	0.0
2,000	Kyosei Rentemu Co. Ltd.	19,178	0.0
13,000	Kyowa Leather Cloth Co. Ltd.	83,516	0.0
12,000	Kyudenko Corp.	161,163	0.1
12,200	LAC Co. Ltd.	90,804	0.0
1,600	Life Corp.	22,892	0.0
1,400	Maezawa Kyuso Industries Co., Ltd.	17,344	0.0
131,000	Makino Milling Machine Co., Ltd.	1,125,621	0.5
5,900	Marubun Corp.	39,568	0.0
87,000	Marudai Food Co., Ltd.	311,593	0.1
5,000	Matsui Construction Co., Ltd.	29,194	0.0
2,300	Maxvalu Tokai Co. Ltd.	35,156	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
24,300	L	MCJ Co. Ltd.	$101,490	0.1
6,400		Megachips Corp.	76,891	0.0
5,800		Meiwa Estate Co., Ltd.	24,080	0.0
46,500		Message Co., Ltd.	1,241,456	0.5
13,000		Michinoku Bank Ltd.	24,372	0.0
48		MID Reit, Inc.	122,775	0.1
16,600		Mie Kotsu Group Holdings, Inc.	47,424	0.0
7,000		Mikuni Corp.	26,193	0.0
93,127		Mimasu Semiconductor Industry Co., Ltd.	1,053,583	0.4
9,000		Miroku Jyoho Service Co. Ltd.	51,615	0.0
1,600		Mitani Corp.	36,806	0.0
39,500		Mito Securities Co., Ltd.	137,244	0.1
222,000		Mitsubishi Materials Corp.	700,046	0.3
383,700		Mitsubishi UFJ Lease & Finance Co., Ltd.	1,659,975	0.7
185,000		Mitsubishi Gas Chemical Co., Inc.	836,451	0.4
1,100		Mitsubishi Research Institute, Inc.	26,401	0.0
14,100		Mitsui High-Tec, Inc.	94,909	0.1
8,000		Miyazaki Bank Ltd.	27,716	0.0
500		Mochida Pharmaceutical Co., Ltd.	27,456	0.0
2,000		Mone Square Holdings, Inc.	21,403	0.0
44,900		DMG Mori Seiki Co., Ltd	582,391	0.2
10,000		MTI Ltd.	126,005	0.1
15,000		Nagano Bank Ltd.	26,553	0.0
7,700		Nakano Corp.	25,365	0.0
42,883		Namura Shipbuilding Co., Ltd.	434,034	0.2
9,000		NDS Co. Ltd.	22,934	0.0
6,600		NEC Networks & System Integration Corp.	141,839	0.1
7,000		New Japan Radio Co., Ltd.	28,445	0.0
5,900		Nichiha Corp.	63,153	0.0
10,073		Nichireki Co., Ltd.	79,186	0.0
2,000		Nichirin Co. Ltd.	23,500	0.0
2,000		NIFTY Corp.	22,347	0.0
109,100		Nikkiso Co., Ltd.	960,113	0.4
10,000		Nippo Corp.	155,495	0.1
39,000		Nippon Chemical Industrial Co., Ltd.	102,953	0.1
9,000		Nippon Chemi-Con Corp.	25,394	0.0
5,500		Nippon Filcon Co., Ltd./Tokyo	22,140	0.0
3,100		Nippon Hume Corp.	22,857	0.0
3,000		Nippon Pillar Packing Co., Ltd.	22,345	0.0
23,000		Nippon Piston Ring Co., Ltd.	46,274	0.0
11,000		Nippon Road Co., Ltd.	52,520	0.0
13,000		Nippon Seisen Co., Ltd.	73,837	0.0
41,000		Nippon Shinyaku Co., Ltd.	1,354,405	0.6
63,000		Nippon Shokubai Co., Ltd.	846,248	0.4
9,800		Nippon Signal Co., Ltd.	106,583	0.1
1,600		Nippon Suisan Kaisha Ltd.	5,529	0.0
4,500		Nishio Rent All Co., Ltd.	137,845	0.1
13,000		Nisshin Fudosan Co.	53,532	0.0
18,000		Nisshin Oillio Group Ltd.	65,468	0.0
95,000		Nittetsu Mining Co., Ltd.	335,798	0.1
8,000		Nitto Seiko Co., Ltd.	25,588	0.0
14,467		Nojima Corp.	168,764	0.1
87,000		Obayashi Road Corp.	508,498	0.2
53,000		Oenon Holdings, Inc.	97,680	0.1
5,800		Ohashi Technica, Inc.	76,844	0.0
7,000		Oita Bank Ltd.	24,538	0.0
8,000		Okura Industrial Co., Ltd.	23,625	0.0
6,000		Origin Electric Co. Ltd.	25,398	0.0
1,000		Panasonic Information Systems	25,336	0.0
1,400		Paramount Bed Holdings Co. Ltd.	38,723	0.0
700		Pilot Corp.	41,489	0.0
38,000		Pioneer Corp.	71,460	0.0
91,800	L	Pocket Card Co., Ltd.	408,298	0.2
1,800		Proto Corp.	28,197	0.0
8,000		Regal Corp.	21,706	0.0
5,800		Relo Holdings, Inc.	432,228	0.2
3,000		Renaissance, Inc.	29,538	0.0
3,700		Renesas Easton Co. Ltd.	23,221	0.0
18,000		Ryoden Trading Co. Ltd.	123,791	0.1
808		Saison Information Systems Co. Ltd.	7,362	0.0
24,282		San-Ai Oil Co., Ltd.	161,131	0.1
3,200		Sanei Architecture Planning Co. Ltd.	24,448	0.0
102,000		Sanken Electric Co., Ltd.	834,278	0.4
4,000		Sankyo Frontier Co. Ltd.	31,243	0.0
9,900		Sankyo Tateyama, Inc.	152,247	0.1
7,400		Sanoyas Holdings Corp.	23,626	0.0
8,100		Sanshin Electronics Co., Ltd.	55,235	0.0
143,800		Sanwa Holdings Corp.	994,400	0.4
114,000		Sanyo Shokai Ltd.	268,600	0.1
4,500		Satori Electric Co., Ltd.	28,941	0.0
6,000		Seibu Electric Industry Co., Ltd.	24,462	0.0
12,000		Seika Corp.	29,665	0.0
5,200		Seikitokyu Kogyo Co., Ltd.	24,539	0.0
2,300		Senshu Electric Co. Ltd	30,714	0.0
10,900		Shidax Corp.	49,896	0.0
4,300		Shimachu Co., Ltd.	107,781	0.1
3,400		Shin Nippon Air Technologies Co. Ltd.	27,689	0.0
12,000		Shinagawa Refractories Co., Ltd.	27,004	0.0
27,000		Shindengen Electric Manufacturing Co., Ltd.	144,812	0.1
5,800		Shin-Etsu Polymer Co., Ltd.	25,917	0.0
4,300		Shinko Shoji Co., Ltd.	44,512	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
706,000		Shinsei Bank Ltd.	$1,279,642	0.5
224,000		Shinsho Corp.	503,250	0.2
2,300		Shinwa Co., Ltd./Nagoya	26,361	0.0
12,000		Shiroki Corp.	31,502	0.0
97,700		Shizuoka Gas Co., Ltd.	623,877	0.3
4,000		Shobunsha Publications, Inc.	29,374	0.0
27,600		Showa Corp.	280,384	0.1
626,000		Showa Denko KK	800,076	0.3
7,000		Sinanen Co., Ltd.	27,406	0.0
5,900		SK-Electronics Ltd	62,632	0.0
24,800		Sky Perfect Jsat Corp.	150,186	0.1
5,100		SNT Corp.	22,990	0.0
800		Sogo Medical Co., Ltd.	38,542	0.0
4,600		SRA Holdings	56,986	0.0
1,200		St. Marc Holdings Co., Ltd.	77,164	0.0
74,600		Sumco Corp.	1,251,999	0.5
40,900		SCSK Corp.	1,018,457	0.4
53,500		Sumitomo Densetsu Co., Ltd.	633,780	0.3
4,000		Suncall Corp.	23,157	0.0
11,500		Systena Corp.	83,168	0.0
1,800		T&K Toka Co. Ltd.	34,119	0.0
2,200		Tachibana Eletech Co., Ltd.	30,390	0.0
4,200		Tachikawa Corp.	23,787	0.0
1,400		Taiko Pharmaceutical Co. Ltd.	21,545	0.0
34,200		Takara Leben Co., Ltd.	178,404	0.1
17,000		Takiron Co., Ltd.	75,434	0.0
15,000		Takuma Co., Ltd.	105,736	0.1
9,000		Tayca Corp.	32,113	0.0
86,000		TBK Co., Ltd.	446,567	0.2
18,400		TDK Corp.	1,146,719	0.5
280,000		Teijin Ltd.	834,076	0.4
76,600		Tenma Corp.	1,014,446	0.4
4,100		Tera Probe, Inc.	34,390	0.0
4,900		T-Gaia Corp.	53,229	0.0
27,300		THK Co., Ltd.	662,994	0.3
6,600		TKC Corp.	116,867	0.1
178,000		TOA Road Corp.	652,448	0.3
8,000		Tochigi Bank Ltd.	36,943	0.0
5,000		Toei Co., Ltd.	28,959	0.0
1,400		Toell Co. Ltd.	7,898	0.0
7,900		TOKAI Holdings Corp.	35,594	0.0
13,000		Tokushu Tokai Holdings Co., Ltd.	32,060	0.0
4,000		Tokyo Energy & Systems, Inc.	28,611	0.0
15,400		Tokyo Sangyo Co. Ltd.	62,425	0.0
223,900		Tokyo Steel Manufacturing Co., Ltd.	1,682,487	0.7
144,000		Tokyo Tekko Co., Ltd.	718,479	0.3
42,321	@	Tokyo TY Financial Group, Inc.	1,211,423	0.5
13,000		Toli Corp.	27,059	0.0
10,000		Tomoku Co., Ltd.	23,955	0.0
6,200		TOMONY Holdings, Inc.	26,767	0.0
10,000		Tonami Holdings Co., Ltd.	35,262	0.0
57,400		Tonichi Carlife Group, Inc.	128,486	0.1
2,800		Toridoll.corp	40,635	0.0
3,500		Toukei Computer Co., Ltd.	49,810	0.0
2,600		Towa Pharmaceutical Co., Ltd.	118,267	0.1
132,800		Toyo Kohan Co., Ltd.	681,638	0.3
15,600		Toyo Machinery & Metal Co., Ltd.	60,313	0.0
9,000		Toyo Securities Co., Ltd.	26,374	0.0
27,100		Trans Cosmos, Inc.	474,416	0.2
2,400		Trusco Nakayama Corp.	63,918	0.0
7,700		Tsukuba Bank Ltd.	22,478	0.0
11,000		Tsuruha Holdings, Inc.	739,156	0.3
3,000		Tv Tokyo Holdings Corp.	65,651	0.0
26,000		Uchida Yoko Co., Ltd.	81,076	0.0
2,500		UKC Holdings Corp.	38,394	0.0
5,700		Ulvac, Inc.	81,644	0.0
6,200		Aderans Co. Ltd.	55,040	0.0
40,630		Usen Corp.	106,491	0.1
10,200		Utoc Corp.	52,436	0.0
200		Vital KSK Holdings, Inc.	1,536	0.0
22,900		Warabeya Nichiyo Co., Ltd.	383,108	0.2
10,304		Watabe Wedding Corp.	43,995	0.0
28,500		Welcia Holdings Co. Ltd.	1,049,056	0.4
5,000		Yachiyo Industry Co. Ltd	42,322	0.0
1,200		YAMADA Consulting Group Co. Ltd.	32,899	0.0
49,900		Yamato Kogyo Co., Ltd.	1,284,221	0.5
100,800		Yamazen Corp.	708,610	0.3
5,100		Yashima Denki Co., Ltd.	24,367	0.0
105,500		Yaskawa Electric Corp.	1,348,712	0.6
1,700		Yellow Hat Ltd.	33,253	0.0
41,200		Yokogawa Electric Corp.	431,350	0.2
1,700		Yonekyu Corp.	26,450	0.0
10,000		Yuasa Funashoku Co. Ltd.	28,392	0.0
98,200		Yuasa Trading Co., Ltd.	2,020,702	0.8
60,900		Zenkoku Hosho Co. Ltd.	1,940,742	0.8
28,100	L	Zuiko Corp.	1,108,522	0.5
			76,785,864	31.2

		Liechtenstein: 0.0%
592		Verwalt & Privat-Bank AG	47,775	0.0

		Luxembourg: 1.2%
8,743	@	Aperam	226,964	0.1
64,784	@	Braas Monier Building Group SA	1,322,832	0.6
741		Brederode SA	25,957	0.0
93,411	#	O'Key Group SA GDR	313,394	0.1
46,088		Reinet Investments SCA	1,022,828	0.4
			2,911,975	1.2

		Malaysia: 0.3%
7,300		Faber Group BHD	5,102	0.0
37,800		Hua Yang Bhd	22,331	0.0
343,200		KSL Holdings BHD	189,342	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
162,100		Kumpulan Fima BHD	$88,613	0.1
339,200		LBS Bina Group Bhd	143,757	0.1
192,523	@	Lion Industries Corp. Bhd	25,919	0.0
24,200		Malaysian Pacific Industries Bhd	38,436	0.0
33,300		Mega First Corp. BHD	21,623	0.0
75,600		MNRB Holdings Bhd	80,950	0.0
32,900		OSK Property Holdings Bhd	16,692	0.0
44,800		Sunway Bhd	41,036	0.0
50,900		V.S. Industry Berhad	50,283	0.0
			724,084	0.3

		Mexico: 0.4%
1,698,728	@	Axtel SA de CV	385,315	0.2
27,136		Gruma SA de CV	290,558	0.1
18,479		Grupo Financiero Interacciones SA de CV	122,306	0.1
15,778	@	Industrias Bachoco SAB de CV	64,735	0.0
			862,914	0.4

		Netherlands: 1.1%
1,557		Accell Group	23,752	0.0
15,295		BE Semiconductor Industries NV	310,430	0.1
34,642		Binck NV	284,550	0.1
1,081		DOCdata NV	24,675	0.0
1,984		KAS Bank NV	22,886	0.0
1,577		Boskalis Westminster NV	69,717	0.0
31,978	@	Post NL	115,673	0.1
36,886	@,L	TomTom NV	242,378	0.1
135,323	L	USG People NV	1,559,539	0.7
			2,653,600	1.1

		New Zealand: 0.0%
10,722		Nuplex Industries Ltd.	23,230	0.0

		Norway: 1.3%
68,584		Borregaard ASA	483,805	0.2
310,246		BW Offshore Ltd.	298,349	0.1
87,369		Kongsberg Gruppen ASA	1,477,535	0.6
77,894		Kvaerner ASA	90,699	0.1
4,281		Ocean Yield ASA	25,926	0.0
81,239		SpareBank 1 SMN	575,780	0.2
3,311		Sparebanken Ost	23,249	0.0
3,503		Spectrum ASA	13,557	0.0
8,352		Veidekke ASA	86,213	0.1
			3,075,113	1.3

		Panama: 0.3%
6,400		Copa Holdings S.A.	688,064	0.3

		Philippines: 0.2%
377,600		Benpres Holdings Corp.	63,613	0.0
163,650		Cebu Air, Inc.	351,477	0.1
127,700		First Gen Corp.	89,972	0.1
			505,062	0.2

		Poland: 0.2%
4,052		Asseco Poland SA	60,026	0.1
836		Budimex SA	34,964	0.0
1,492		Fabryki Mebli Forte SA	21,241	0.0
6,094		Lentex SA	14,216	0.0
18,429		Netia SA	29,755	0.0
148,721		Tauron Polska Energia SA	200,084	0.1
24,129		Orange Polska SA	58,207	0.0
			418,493	0.2

		Singapore: 0.4%
5,000		Avation PLC	11,221	0.0
86,000		China Sunsine Chemical Holdings Ltd.	28,290	0.0
60,000		Chip Eng Seng Corp. Ltd.	40,219	0.0
410,000		CSE Global Ltd.	177,076	0.1
53,590		Hong Leong Asia Ltd.	57,064	0.0
15,000		Hong Leong Finance Ltd.	29,154	0.0
145,000		Innovalues Ltd.	57,919	0.0
163,000		Lian Beng Group Ltd.	75,762	0.0
21,000		NSL Ltd./Singapore	24,993	0.0
35,000		QAF Ltd.	25,933	0.0
31,000		Riverstone Holdings Ltd.	26,366	0.0
53,000		Rotary Engineering Ltd.	21,732	0.0
63,000		Sheng Siong Group Ltd.	33,702	0.0
35,000		Sim Lian Group Ltd.	22,897	0.0
61,000		Sing Holdings Ltd.	15,310	0.0
54,000		Stamford Land Corp. Ltd	22,553	0.0
35,000		Sunningdale Tech Ltd.	5,174	0.0
276,000	@	SunVic Chemical Holdings Ltd.	96,685	0.1
167,000		Tiong Woon Corp. Holding Ltd.	28,393	0.0
402,250		UMS Holdings Ltd.	152,897	0.1
104,000		Wee Hur Holdings Ltd.	29,598	0.1
			982,938	0.4

		South Africa: 1.2%
29,014		Comair Ltd	13,953	0.0
175,257		Gold Fields Ltd.	1,009,625	0.4
23,260		Liberty Holdings Ltd.	261,862	0.1
7,110	@	Mota-Engil Africa NV	49,571	0.1
14,802		Mpact Ltd.	45,188	0.0
50,204	L	Sibanye Gold Ltd.	135,746	0.0
83,764	@	Super Group Ltd.	246,293	0.1
192,339	@	Telkom SA Ltd.	1,149,406	0.5
			2,911,644	1.2

		South Korea: 2.4%
700		Asia Holdings Co. Ltd.	91,240	0.0
4,560		Asia Paper Manufacturing Co. Ltd.	99,850	0.0
3,024		CJ O Shopping Co. Ltd	611,989	0.3
286		Dae Han Flour Mills Co. Ltd.	43,307	0.0
10,130		Daesang Holdings Co. Ltd.	160,724	0.1
2,360		Daesung Holdings Co. Ltd.	20,697	0.0
19,945		Daewon San Up Co. Ltd.	171,157	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
15,898		Daou Data Corp.	$161,372	0.1
605	@	DAP Co. Ltd.	2,163	0.0
7,324		Dongbu Securities Co. Ltd	26,723	0.0
4,391		Dongil Industries Co. Ltd.	264,992	0.1
11,088		Green Cross Corp./South Korea	1,404,741	0.6
7,962	@	Heungkuk Fire & Marine Insurance Co. Ltd	29,159	0.0
3,640		Inzi Controls Co. Ltd.	16,806	0.0
657		INZI Display Co. Ltd.	1,092	0.0
2,800		KISCO Corp.	81,467	0.0
3,014	@	KJB Financial Group Co. Ltd.	24,611	0.0
4,780	@	KleanNara Co. Ltd.	20,740	0.0
580		Korea Flange Co. Ltd.	8,568	0.0
16,570		KTCS Corp.	44,622	0.0
1,430		Kunsul Chemical Industrial Co. Ltd.	71,323	0.0
3,201		Kyungchang Industrial Co. Ltd.	22,655	0.0
603		KyungDong City Gas Co. Ltd.	54,422	0.1
53,628	@	Magnachip Semiconductor Corp.	771,171	0.3
12,270		Meritz Finance Group, Inc.	108,630	0.1
6,912	@	Neowiz Holdings Corp.	91,780	0.0
6,797		Nice Information & Telecommunication, Inc.	176,550	0.1
908		RedcapTour Co. Ltd.	26,403	0.0
1,607		S&T Holdings Co. Ltd.	28,846	0.0
3,410		Saeron Automotive Corp.	32,118	0.0
9,180		Sam Young Electronics Co. Ltd.	100,484	0.1
757		Samchully Co. Ltd.	95,165	0.0
10,272		Samsung Securities Co. Ltd.	443,204	0.2
467		Samyang Genex Co. Ltd.	45,697	0.0
2,870		Sejong Industrial Co., Ltd.	35,368	0.0
11,780	@	Seoul Securities Co. Ltd.	22,346	0.0
3,880		Sewon Precision Industry Co. Ltd.	92,246	0.1
7,137		Sungwoo Hitech Co. Ltd.	78,723	0.0
10,230		Tae Kyung Industrial Co. Ltd.	54,115	0.0
105		Taekwang Industrial Co. Ltd.	108,049	0.1
1,620		YESCO Co. Ltd.	49,699	0.0
8,610		Yoosung Enterprise Co. Ltd.	39,939	0.0
			5,834,953	2.4

		Spain: 0.1%
19,690		Papeles y Cartones de Europa SA	94,645	0.1
16,713		Tubacex SA	48,890	0.0
1,833	@	Unipapel SA	26,927	0.0
			170,462	0.1

		Sweden: 1.4%
2,214		Bergman & Beving AB	37,876	0.0
3,803		Bilia AB	115,338	0.1
116,878	@,L	Bufab Holding AB	840,473	0.4
81,831		Concentric AB	1,045,385	0.4
13,496		Dios Fastigheter AB	101,373	0.1
5,666		Duni AB	83,764	0.0
5,219	@	East Capital Explorer AB	28,865	0.0
6,771	@	Granges AB	51,964	0.0
36,873		Haldex AB	497,907	0.2
1,544		Investment AB Oresund	30,800	0.0
6,922	@,L	Medivir AB	82,052	0.0
22,604		MQ Holding AB	98,074	0.0
64,817	@	Net Insight AB	28,746	0.0
4,875		Nolato AB	116,980	0.1
2,667	@	Recipharm AB	45,045	0.0
3,931		Vitrolife AB	83,712	0.0
28,038	@	Vostok Nafta Investment Ltd.	113,358	0.1
			3,401,712	1.4

		Switzerland: 4.7%
2,257	L	AFG Arbonia-Forster Holding	40,435	0.0
1,798		Autoneum Holding AG	300,939	0.1
2,129	L	Bellevue Group AG	34,896	0.0
1,243		Bobst Group AG	37,837	0.0
976		Burkhalter Holding AG	103,638	0.1
1,277		Calida Holding AG	48,190	0.0
2,784	@	Charles Voegele Holding AG	39,880	0.0
1,648		Coltene Holding AG	111,427	0.1
132		Comet Holding AG	83,304	0.0
9,051	@	Dufry Group	1,329,613	0.6
139	L	Emmi AG	45,393	0.0
682		Feintool International Holding AG	64,889	0.0
1,549		Forbo Holding AG	1,497,750	0.6
71,760		Gategroup Holding AG	1,991,695	0.8
53		Helvetia Holding AG	27,035	0.0
221	L	HOCHDORF Holding AG	29,080	0.0
53		Huegli Holding AG	41,271	0.0
4,666	@	Implenia AG	255,212	0.1
55	L	Interroll Holding AG	28,078	0.0
4,131		Kardex AG	197,732	0.1
3,967		Kuoni Reisen Holding	1,330,686	0.6
8,227		Lonza Group AG	974,376	0.4
27,314		Micronas Semiconductor Holding AG	163,203	0.1
38,772		OC Oerlikon Corp. AG	441,017	0.2
87		Schaffner Holding AG	24,422	0.0
5,099		Swiss Life Holding	1,137,860	0.5
1,239		Swissquote Group Holding SA	32,249	0.0
591		Tamedia AG	80,971	0.0
7,997		Tecan Group AG	807,003	0.3
152		Vaudoise Assurances Holding SA	71,555	0.0
95		Vetropack Holding AG	137,881	0.1
			11,509,517	4.7

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: 0.8%
111,000		Ability Enterprise Co. Ltd.	$66,043	0.0
84,000		Apex Science & Engineering	32,088	0.0
420,000		AU Optronics Corp.	228,350	0.1
482,000		InnoLux Display Corp.	232,210	0.1
44,272		ChipMOS Technologies (Bermuda) Ltd.	1,039,064	0.4
106,000		KEE TAI Properties Co. Ltd.	65,512	0.0
134,000		Lucky Cement Corp.	42,983	0.0
184,626		Mercuries & Associates Holdings Ltd.	120,203	0.1
14,177		Raydium Semiconductor Corp.	26,992	0.0
2,070		Sinon Corp.	1,113	0.0
563,000	@	Winbond Electronics Corp.	176,527	0.1
			2,031,085	0.8

		Thailand: 0.6%
37,200		Advanced Information Technology PCL	46,600	0.0
66,000		KCE Electronics PCL	95,006	0.1
382,100		MK Real Estate PCL	62,092	0.0
1,274,500		Thanachart Capital PCL	1,293,083	0.5
84,000		TKS Technologies PCL	25,536	0.0
			1,522,317	0.6

		Turkey: 0.0%
13,272		Adana Cimento Sanayii TAS	35,005	0.0
6,098	@	Cimentas AS	23,051	0.0
74,166		Is Yatirim Menkul Degerler A.S.	38,142	0.0
1,775		Pinar Entegre Et ve Un Sanayi AS	7,016	0.0
			103,214	0.0

		United Arab Emirates: 0.1%
102,811	@	Lamprell PLC	167,871	0.1
38,204	@	Polarcus Ltd.	2,965	0.0
			170,836	0.1

		United Kingdom: 15.2%
166,608		888 Holdings PLC	353,350	0.1
12,968		Abcam PLC	84,198	0.0
10,799	@	AGA Rangemaster Group PLC	16,753	0.0
21,577		Anite PLC	26,502	0.0
1,236		Avon Rubber PLC	14,782	0.0
6,898	L	Awilco Drilling PLC	73,595	0.0
285,614		B&M European Value Retail SA	1,357,058	0.6
21,438		Beazley PLC	92,882	0.0
17,161		Berkeley Group Holdings PLC	625,533	0.3
106,429		Big Yellow Group PLC	977,211	0.4
37,209		Bodycote PLC	380,483	0.2
392,751		Booker Group PLC	881,676	0.4
3,353		British Polythene Industries PLC	32,423	0.0
9,468		Caretech Holdings PLC	31,935	0.0
8,461		Catlin Group Ltd.	88,740	0.0
11,853		Cenkos Securities PLC	33,474	0.0
116,285		Chemring Group PLC	378,266	0.2
9,816		Chesnara PLC	51,932	0.0
25,110		Computacenter PLC	244,081	0.1
2,535		Consort Medical PLC	32,321	0.0
5,406		Cranswick PLC	106,667	0.1
205,455		Crest Nicholson Holdings PLC	1,266,164	0.5
50,740		CSR Plc	653,433	0.3
16,019		CVS Group PLC	115,090	0.1
130,322		Dart Group PLC	565,811	0.2
35,666		Davis Service Group PLC	596,887	0.2
76,630	L	De La Rue PLC	596,167	0.2
4,957		Dechra Pharmaceuticals PLC	64,583	0.0
247,825		Direct Line Insurance Group PLC	1,162,220	0.5
236,918		Elementis PLC	983,632	0.4
734,199	@	EnQuest PLC	375,605	0.2
44,307	@	Faroe Petroleum PLC	43,372	0.0
7,936		Fidessa Group PLC	286,878	0.1
121,034	@	Gem Diamonds Ltd.	257,363	0.1
409,189		Hansteen Holdings PLC	695,212	0.3
4,348		Hargreaves Services PLC	37,647	0.0
729,134		Hays PLC	1,699,028	0.7
3,620		Hikma Pharmaceuticals PLC	128,272	0.1
26,592		Hill & Smith Holdings PLC	243,923	0.1
1,796		Hilton Food Group PLC	10,631	0.0
513,154		Home Retail Group	1,482,233	0.6
44,083		Hunting PLC	262,438	0.1
81,461		IG Group Holdings PLC	883,900	0.4
3,632		Intermediate Capital Group PLC	26,912	0.0
164,707		Interserve PLC	1,322,960	0.5
24,696		Investec PLC - INP - ZAR	207,767	0.1
32,291		Investec PLC - INVP - GBP	271,317	0.1
28,405		James Fisher & Sons PLC	470,494	0.2
24,800		Johnson Service Group PLC	26,288	0.0
7,088		KBC Advanced Technologies PLC	10,172	0.0
99,990		Keller Group PLC	1,338,582	0.5
57,147		Kennedy Wilson Europe Real Estate PLC	895,181	0.4
34,030	L	Kier Group PLC	801,086	0.3
14,472		Lavendon Group PLC	34,550	0.0
56,040		Lookers PLC	125,979	0.1
272,627		Man Group PLC	733,954	0.3
8,570		Marshalls PLC	31,561	0.0
110,679		Mcbride PLC	134,615	0.1
260,873		Mears Group PLC	1,630,653	0.7
13,177	@	Mecom Group PLC	30,267	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
151,559		Michael Page International PLC	$1,060,538	0.4
32,088		Micro Focus International PLC	508,443	0.2
96,871		Mondi PLC	1,728,075	0.7
17,862		Moneysupermarket.com Group PLC	70,513	0.0
33,402		Novae Group PLC	301,862	0.1
235,186	@	Ophir Energy PLC	476,162	0.2
102,774		Pace PLC	515,783	0.2
162,062		Pendragon PLC	86,655	0.1
14,640		Playtech Ltd.	149,009	0.1
121,483		Polypipe Group plc	443,402	0.2
57,861		Premier Oil PLC	125,448	0.1
122,848		QinetiQ PLC	345,195	0.1
13,979		Renew Holdings PLC	59,797	0.0
43,135		Rentokil Initial PLC	78,532	0.0
4,642		Ricardo Plc	46,740	0.0
13,294		RPC Group PLC	108,218	0.0
112,308	@	Salamander Energy PLC	118,448	0.0
112,620		Savills PLC	1,235,898	0.5
20,104		Scapa Group PLC	41,182	0.0
179,832		Speedy Hire PLC	197,054	0.1
9,105		St Ives Group PLC	24,514	0.0
23,605	@	Trinity Mirror PLC	61,242	0.0
104,144	#,@	TSB Banking Group PLC	418,310	0.2
311,405		Tyman PLC	1,458,929	0.6
136,884		Unite Group PLC	1,010,053	0.4
56,308		Vertu Motors PLC	46,858	0.0
9,296		WH Smith PLC	188,277	0.1
53,447		Synthomer PLC	195,862	0.1
			37,487,688	15.2

		United States: 0.4%
14,783	@	AVG Technologies	292,408	0.1
7,008	@	China Cord Blood Corp.	32,727	0.0
32,528	@	Constellium NV - Class A	598,841	0.3
2,511	@	Global Ship Lease, Inc.	12,178	0.0
6,361	@,L	Global Sources Ltd.	37,085	0.0
9,918	@	Lumenis Ltd. - B	101,858	0.0
			1,075,097	0.4

	Total Common Stock
	(Cost $237,426,781)		240,659,476	97.8

MUTUAL FUNDS: 0.0%
		Guernsey: 0.0%
44,207		UK Commercial Property Trust Ltd./fund	59,760	0.0

	Total Mutual Funds
	(Cost $59,136)		59,760	0.0

PREFERRED STOCK: 1.6%
		Brazil: 0.0%
4,800		Centrais Eletricas de Santa Catarina SA	24,579	0.0

		Germany: 1.6%
16,755		Draegerwerk AG & Co. KGaA	1,687,024	0.7
1,401		Hornbach Holding AG	117,784	0.1
28,599		Jungheinrich AG	1,733,115	0.7
156	L	KSB AG	78,041	0.1
640		STO AG	94,016	0.0
4,755		Villeroy & Boch AG	66,774	0.0
			3,776,754	1.6

		South Africa: 0.0%
776		Absa Bank Ltd.	52,028	0.0

	Total Preferred Stock
	(Cost $1,690,555)		3,853,361	1.6

	Total Long-Term Investments
	(Cost $239,176,472)		244,572,597	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 2.1%
1,216,490	Bank of Nova Scotia, Repurchase Agreement dated 01/30/15, 0.06%, due 02/02/15 (Repurchase Amount $1,216,496, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,240,826, due 03/31/15-05/20/62)	1,216,490	0.5
1,216,490	Daiwa Capital Markets, Repurchase Agreement dated 01/30/15, 0.10%, due 02/02/15 (Repurchase Amount $1,216,500, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,240,820, due 06/01/17-03/01/48)	1,216,490	0.5
1,216,490	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/30/15, 0.15%, due 02/02/15 (Repurchase Amount $1,216,505, collateralized by various U.S. Government Securities, 0.625%-3.125%, Market Value plus accrued interest $1,240,820, due 08/15/17-02/15/42)	1,216,490	0.5

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,216,490	Nomura Securities, Repurchase Agreement dated 01/30/15, 0.08%, due 02/02/15 (Repurchase Amount $1,216,498, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,240,820, due 02/09/15-01/15/45)	$1,216,490	0.5
256,093	Royal Bank of Canada, Repurchase Agreement dated 01/30/15, 0.08%, due 02/02/15 (Repurchase Amount $256,095, collateralized by various U.S. Government Agency Obligations, 1.313%-5.500%, Market Value plus accrued interest $261,215, due 11/01/24-05/01/50)	256,093	0.1
		5,122,053	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
886,125	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $886,125)	886,125	0.3

	Total Short-Term Investments
	(Cost $6,008,178)	6,008,178	2.4

	Total Investments in Securities (Cost $245,184,650)	$250,580,775	101.8
	Liabilities in Excess of Other Assets	(4,460,670)	(1.8)
	Net Assets	$246,120,105	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2015.

Cost for federal income tax purposes is $245,936,366.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,157,881
Gross Unrealized Depreciation	(30,513,472)

Net Unrealized Appreciation	$4,644,409

Sector Diversification	Percentage of Net Assets
Industrials	26.3%
Financials	17.3
Consumer Discretionary	16.7
Materials	11.8
Information Technology	11.4
Health Care	8.7
Consumer Staples	2.9
Energy	2.7
Utilities	0.9
Telecommunication Services	0.7
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$1,324,562	$7,126,578	$55,430	$8,506,570
Austria	62,249	1,069,391	–	1,131,640
Belgium	1,251,768	3,769,668	–	5,021,436
Brazil	1,233,796	–	–	1,233,796
Canada	15,817,622	44,763	–	15,862,385
China	2,170,751	161,370	–	2,332,121
Colombia	99,363	–	–	99,363
Denmark	65,581	4,444,654	–	4,510,235
Finland	201,800	878,031	–	1,079,831
France	467,385	9,882,300	–	10,349,685
Germany	457,937	15,267,124	–	15,725,061
Greece	–	601,302	–	601,302
Guernsey	–	30,322	–	30,322
Hong Kong	202,793	1,726,107	–	1,928,900
India	861,784	3,809,185	–	4,670,969
Indonesia	56,385	513,094	–	569,479
Ireland	414,393	13,184	–	427,577
Israel	90,261	148,398	–	238,659
Italy	4,412,093	6,030,415	–	10,442,508
Japan	7,362	76,778,502	–	76,785,864
Liechtenstein	47,775	–	–	47,775
Luxembourg	339,351	2,572,624	–	2,911,975
Malaysia	–	724,084	–	724,084
Mexico	862,914	–	–	862,914
Netherlands	48,427	2,605,173	–	2,653,600
New Zealand	–	23,230	–	23,230
Norway	606,824	2,468,289	–	3,075,113
Panama	688,064	–	–	688,064
Philippines	351,477	153,585	–	505,062
Poland	78,935	339,558	–	418,493
Singapore	173,119	809,819	–	982,938
South Africa	616,867	2,294,777	–	2,911,644
South Korea	1,113,073	4,721,880	–	5,834,953
Spain	26,927	143,535	–	170,462
Sweden	1,035,556	2,366,156	–	3,401,712
Switzerland	2,004,815	9,504,702	–	11,509,517
Taiwan	1,132,099	898,986	–	2,031,085
Thailand	72,136	1,450,181	–	1,522,317
Turkey	7,016	96,198	–	103,214
United Arab Emirates	–	170,836	–	170,836
United Kingdom	8,287,290	29,200,398	–	37,487,688
United States	1,075,097	–	–	1,075,097
Total Common Stock	47,765,647	192,838,399	55,430	240,659,476
Mutual Funds	59,760	–	–	59,760
Preferred Stock	288,407	3,564,954	–	3,853,361
Short-Term Investments	886,125	5,122,053	–	6,008,178
Total Investments, at fair value	$48,999,939	$201,525,406	$55,430	$250,580,775

(1)	For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2015, securities valued at $13,639,321 and $9,062,064 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $228,473 were transfered to Level 3 due to lack of significant observable inputs.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 76.4%
		Consumer Staples: 10.1%
36,500		Magnit OAO	$5,585,587	7.0
65,000		Magnit PJSC GDR	2,471,577	3.1
			8,057,164	10.1

		Energy: 25.0%
40,000		Eurasia Drilling Co. Ltd. GDR	760,000	1.0
300,000		Gazprom Neft JSC	682,669	0.9
70,000		Gazprom Neft JSC ADR	815,570	1.0
855,000	@	Gazprom OAO ADR	3,586,725	4.5
263,000		Lukoil OAO ADR	10,630,460	13.4
28,000		NovaTek OAO GDR	1,946,323	2.4
60,000	@	Tatneft-sponsored ADR	1,405,005	1.8
			19,826,752	25.0

		Financials: 10.3%
200,000	@	Halyk Savings Bank of Kazakhstan JSC GDR	1,224,000	1.5
3,800,000		Moscow Exchange MICEX-RTS OAO	3,849,419	4.9
805,000	@	Sberbank of Russia ADR	3,083,150	3.9
			8,156,569	10.3

		Health Care: 0.6%
82,170	@	MD Medical Group Investments PLC GDR	464,261	0.6

		Information Technology: 7.3%
40,000	@	EPAM Systems, Inc.	1,957,200	2.5
50,000	@	Luxoft Holding, Inc.	1,951,000	2.5
59,000		QIWI Plc ADR	1,155,810	1.4
50,000	@	Yandex NV	744,500	0.9
			5,808,510	7.3

		Materials: 18.6%
4,900,000		Alrosa AO	5,590,569	7.0
300,000	@,L	KAZ Minerals PLC	904,307	1.2
240,000		MMC Norilsk Nickel ADR	4,068,000	5.1
165,000		Severstal	1,535,973	1.9
108,300		Severstal OAO GDR	984,873	1.3
2,500,000	@	United Co. RUSAL	1,686,857	2.1
			14,770,579	18.6

		Telecommunication Services: 4.5%
75,000	@	KCell JSC GDR	566,909	0.7
220,000	@	MegaFon OAO GDR	3,004,506	3.8
			3,571,415	4.5

	Total Common Stock
	(Cost $69,007,715)		60,655,250	76.4

PREFERRED STOCK: 15.8%
		Energy: 15.8%
17,000,000		Surgutneftegas OJSC	10,276,629	12.9
1,000,000		Tatneft-Rfd 3 series	2,293,709	2.9

	Total Preferred Stock
	(Cost $12,064,793)		12,570,338	15.8

	Total Long-Term Investments
	(Cost $81,072,508)		73,225,588	92.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.4%
	Securities Lending Collateralcc: 0.5%
367,062	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/30/15, 0.15%, due 02/02/15 (Repurchase Amount $367,067, collateralized by various U.S. Government Securities, 0.625%-3.125%, Market Value plus accrued interest $374,403, due 08/15/17-02/15/42)
	(Cost $367,062)	367,062	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.9%
6,306,020	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $6,306,020)	6,306,020	7.9

	Total Short-Term Investments
	(Cost $6,673,082)	6,673,082	8.4

	Total Investments in Securities (Cost $87,745,590)	$79,898,670	100.6
	Liabilities in Excess of Other Assets	(438,912)	(0.6)
	Net Assets	$79,459,758	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2015.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $90,219,261.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,013,169
Gross Unrealized Depreciation	(21,333,760)

Net Unrealized Depreciation	$(10,320,591)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$8,057,164	$–	$8,057,164
Energy	14,977,185	4,849,567	–	19,826,752
Financials	4,307,150	3,849,419	–	8,156,569
Health Care	464,261	–	–	464,261
Information Technology	5,808,510	–	–	5,808,510
Materials	4,068,000	10,702,579	–	14,770,579
Telecommunication Services	–	3,571,415	–	3,571,415
Total Common Stock	29,625,106	31,030,144	–	60,655,250
Preferred Stock	–	12,570,338	–	12,570,338
Short-Term Investments	6,306,020	367,062	–	6,673,082
Total Investments, at fair value	$35,931,126	$43,967,544	$–	$79,898,670

(1)	For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2015, securities valued at $6,152,250 and $17,847,060 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 26, 2015